UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	09/30/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Inflation-Protected and Income Fund
Class I | MIPZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	3.41	1.65	3.21
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU6

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU6

MassMutual Inflation-Protected and Income Fund
Class R5 | MIPSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$60	0.59%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	3.31	1.55	3.11
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU1

MassMutual Inflation-Protected and Income Fund
Service Class | MIPYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.69%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.20	1.45	3.00
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU3

MassMutual Inflation-Protected and Income Fund
Administrative Class | MIPLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.79%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	3.11	1.37	2.91
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU4

MassMutual Inflation-Protected and Income Fund
Class R4 | MIPRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$95	0.94%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGUK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	2.93	1.21	2.76
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGUK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGUK

MassMutual Inflation-Protected and Income Fund
Class A | MPSAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.99%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	2.89	1.12	2.66
Class A - with maximum sales charge	-1.48	0.24	2.21
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU2

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU2

MassMutual Inflation-Protected and Income Fund
Class R3 | MIPNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$121	1.19%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	2.68	0.98	2.50
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGU5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU5

MassMutual Inflation-Protected and Income Fund
Class Y | MMODX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.59%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGUY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	3.31	4.50
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	5.10
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITGUY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGUY

MassMutual Core Bond Fund
Class I | MCZZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.37%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	4.56	0.77	2.51
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM6

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM6

MassMutual Core Bond Fund
Class R5 | MCBDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.47%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	4.46	0.66	2.41
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM1

MassMutual Core Bond Fund
Service Class | MCBYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.57%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	4.36	0.58	2.31
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM3

MassMutual Core Bond Fund
Administrative Class | MCBLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$68	0.67%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	4.25	0.46	2.20
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM4

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM4

MassMutual Core Bond Fund
Class R4 | MCZRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$84	0.82%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGMK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	4.09	0.32	2.05
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGMK

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGMK

MassMutual Core Bond Fund
Class A | MMCBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	4.04	0.24	1.96
Class A - with maximum sales charge	-0.38	-0.63	1.52
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM2

MassMutual Core Bond Fund
Class R3 | MCBNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$109	1.07%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGM5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	3.85	0.20	1.87
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGM5

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM5

MassMutual Core Bond Fund
Class Y | MMNWX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGMY

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	4.46	4.79
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%
MM202912-309770	PAGE 2	TSR-AR-ITGMY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGMY

MassMutual Diversified Bond Fund
Class I | MDBZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.77	1.17	2.81
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGL6

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL6

MassMutual Diversified Bond Fund
Class R5 | MDBSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.69%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.66	1.07	2.72
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGL1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL1

MassMutual Diversified Bond Fund
Service Class | MDBYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.79%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.53	0.98	2.62
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGL3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL3

MassMutual Diversified Bond Fund
Administrative Class | MDBLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$91	0.89%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.43	0.87	2.51
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGL4

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL4

MassMutual Diversified Bond Fund
Class R4 | MDBFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.04%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.28	0.74	2.37
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGLK

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLK

MassMutual Diversified Bond Fund
Class A | MDVAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.09	0.62	2.27
Class A - with maximum sales charge	0.62	-0.25	1.83
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGL2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL2

MassMutual Diversified Bond Fund
Class R3 | MDBRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132	1.29%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLJ

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.01	0.49	2.11
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGLJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLJ

MassMutual Diversified Bond Fund
Class Y | MMOBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.69%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLY

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	5.66	5.16
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%
MM202912-309770	PAGE 2	TSR-AR-ITGLY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLY

MassMutual Small Cap Opportunities Fund
Class I | MSOOX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEI

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.05	13.22	10.76
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGEI

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEI

MassMutual Small Cap Opportunities Fund
Class R5 | MSCDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.75%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.97	13.11	10.64
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGE1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE1

MassMutual Small Cap Opportunities Fund
Service Class | MSVYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.85%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.86	13.01	10.53
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGE3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE3

MassMutual Small Cap Opportunities Fund
Administrative Class | MSCLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.95%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.76	12.88	10.42
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGE4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE4

MassMutual Small Cap Opportunities Fund
Class R4 | MOORX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.10%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.55	12.71	10.25
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGEK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEK

MassMutual Small Cap Opportunities Fund
Class A | DLBMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.53	12.62	10.15
Class A - with maximum sales charge	-0.27	11.35	9.53
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGE2

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE2

MassMutual Small Cap Opportunities Fund
Class R3 | MCCRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.35%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEJ

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.30	12.44	9.97
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGEJ

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEJ

MassMutual Small Cap Opportunities Fund
Class Y | MMOGX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	5.95	9.80
Russell 3000 Index	17.41	22.44
Russell 2000 Index	10.76	16.04
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITGEY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEY

MassMutual Global Fund
Class I | MGFZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.93%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGVI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	9.64	9.73	11.04
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGVI

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGVI

MassMutual Global Fund
Class R5 | MGFSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108	1.03%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGV1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	9.58	9.64	10.94
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGV1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV1

MassMutual Global Fund
Service Class | MGFYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.13%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGV3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.35	9.51	10.81
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGV3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV3

MassMutual Global Fund
Administrative Class | MGFLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$129	1.23%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGV4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	9.34	9.42	10.71
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGV4

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV4

MassMutual Global Fund
Class R4 | MGFRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$144	1.38%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGVK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	9.09	9.24	10.54
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGVK

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGVK

MassMutual Global Fund
Class A | MGFAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.43%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGV2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	9.06	9.15	10.43
Class A - with maximum sales charge	3.06	7.92	9.81
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGV2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV2

MassMutual Global Fund
Class R3 | MGFNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170	1.63%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITGV5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	8.85	8.99	10.27
MSCI ACWI	17.27	13.54	11.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%
MM202912-309770	PAGE 2	TSR-AR-ITGV5

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV5

MassMutual Short-Duration Bond Fund
Class I | MSTZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.77	2.76	2.53
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS6

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS6

MassMutual Short-Duration Bond Fund
Class R5 | MSTDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$58	0.56%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.66	2.61	2.39
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS1

MassMutual Short-Duration Bond Fund
Service Class | MSBYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.66%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.45	2.47	2.26
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS3

MassMutual Short-Duration Bond Fund
Administrative Class | MSTLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.76%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.46	2.40	2.19
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS4

MassMutual Short-Duration Bond Fund
Class R4 | MPSDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.91%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGSK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.17	2.23	2.03
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGSK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGSK

MassMutual Short-Duration Bond Fund
Class A | MSHAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.26	2.16	1.95
Class A - with maximum sales charge	2.63	1.64	1.69
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGS2

MassMutual Short-Duration Bond Fund
Class R3 | MSDNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$119	1.16%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.05	1.99	1.78
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS5

MassMutual Short-Duration Bond Fund
Class Y | BXDYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.51%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS7

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	5.72	2.52
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	4.90
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS7

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS7

MassMutual Short-Duration Bond Fund
Class L | BXDLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$78	0.76%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS9

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class L - without sales charge	5.46	2.25
Class L - with maximum sales charge	2.82	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	4.90
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGS9

MassMutual Short-Duration Bond Fund
Class C | BXDCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.01%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	5.18	2.01
Class C - with maximum sales charge	4.18	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	4.90
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	2.01
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGS8

MassMutual High Yield Fund
Class I | MPHZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	7.66	6.42	6.07
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF6

MassMutual High Yield Fund
Class R5 | MPHSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.64%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	7.56	6.32	5.96
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF1

MassMutual High Yield Fund
Service Class | DLHYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.74%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.58	6.24	5.86
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF3

MassMutual High Yield Fund
Administrative Class | MPHLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$87	0.84%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	7.35	6.11	5.76
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF4

MassMutual High Yield Fund
Class R4 | MPHRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.99%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGFK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	7.20	5.98	5.61
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGFK

MassMutual High Yield Fund
Class A | MPHAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	7.14	5.86	5.50
Class A - with maximum sales charge	2.59	4.95	5.04
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF2

MassMutual High Yield Fund
Class R3 | MPHNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128	1.24%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	6.92	5.69	5.33
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF5

MassMutual High Yield Fund
Class Y | BXHYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.59%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF7

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	7.74	4.76
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	9.33
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF7

MassMutual High Yield Fund
Class C | BXHCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	6.59	3.79
Class C - with maximum sales charge	5.59	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	9.33
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	3.79
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-ITGF8

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2025, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2025 and 2024 were $466,126 and $505,736, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2025 and 2024 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2025 and 2024 were $918,826 and $760,661, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Short-Duration Bond Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 90.0%
Corporate Debt — 46.9%
Agriculture — 0.3%
KT&G Corp.
5.000% 5/02/28 (a)	$300,000	$305,463
Auto Manufacturers — 2.2%
Ford Motor Credit Co. LLC
5.303% 9/06/29	430,000	428,929
5.875% 11/07/29	390,000	396,793
General Motors Financial Co., Inc.
5.800% 1/07/29	366,000	380,367
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	372,325
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	605,000	583,169
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	345,000	346,119
		2,507,702
Banks — 6.6%
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,175,866
Barclays PLC
5.200% 5/12/26	240,000	241,141
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	445,000	462,354
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (b)	385,000	394,989
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	375,000	388,304
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	346,000	364,763
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	390,000	397,370
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30 (b)	245,000	252,817
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (b)	450,000	450,870
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28 (b)	238,000	242,238
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	360,000	365,376

	Principal Amount	Value
National Australia Bank Ltd.
2.332% 8/21/30 (a)	$400,000	$360,041
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (b)	375,000	384,520
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	500,000	505,682
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (b)	357,000	349,485
Synovus Bank
5.625% 2/15/28	653,000	666,684
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	300,000	311,245
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	369,000	382,414
		7,696,159
Building Materials — 0.4%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	426,000	432,524
Chemicals — 1.1%
Celanese US Holdings LLC
6.850% STEP 11/15/28	595,000	617,450
FMC Corp.
3.450% 10/01/29	375,000	354,114
Huntsman International LLC
4.500% 5/01/29	300,000	287,108
		1,258,672
Commercial Services — 1.2%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	392,723
Triton Container International Ltd.
2.050% 4/15/26 (a)	615,000	607,262
3.150% 6/15/31 (a)	425,000	379,002
		1,378,987
Computers — 0.6%
Dell International LLC/EMC Corp.
4.500% 2/15/31 (c)	305,000	304,295
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	363,000	377,636
		681,931

The accompanying notes are an integral part of the financial statements.
1

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 3.8%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	$390,000	$397,850
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	375,000	395,947
Aviation Capital Group LLC
5.125% 4/10/30 (a)	585,000	593,875
Avolon Holdings Funding Ltd.
5.750% 11/15/29 (a)	580,000	602,536
BGC Group, Inc.
6.150% 4/02/30 (a)	750,000	768,399
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (a)	225,000	234,229
REC Ltd.
2.250% 9/01/26 (a)	800,000	784,488
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	600,000	611,379
		4,388,703
Electric — 1.7%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	495,242
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	780,000	768,651
NRG Energy, Inc.
4.734% 10/15/30 (a) (c)	300,000	299,905
Pacific Gas & Electric Co.
5.550% 5/15/29	445,000	458,057
		2,021,855
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	500,000	519,650
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	485,000	468,025
Food — 0.8%
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	988,210
Forest Products & Paper — 0.4%
Suzano Austria GmbH
6.000% 1/15/29	450,000	465,360
Health Care - Services — 0.7%
Centene Corp.
2.450% 7/15/28	425,000	394,924
3.000% 10/15/30	450,000	402,092
		797,016

	Principal Amount	Value
Home Furnishing — 0.5%
LG Electronics, Inc.
5.625% 4/24/27 (a)	$250,000	$254,601
5.625% 4/24/29 (a)	288,000	299,062
		553,663
Insurance — 4.1%
American National Global Funding
5.250% 6/03/30 (a)	700,000	713,813
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	347,000	363,181
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	375,000	384,860
CNO Global Funding
2.650% 1/06/29 (a)	475,000	449,319
Enstar Group Ltd.
3.100% 9/01/31	325,000	290,274
Equitable America Global Funding
4.950% 6/09/30 (a)	380,000	387,594
Fortitude Global Funding
4.625% 10/06/28 (a) (c)	128,000	128,081
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	358,000	371,711
GA Global Funding Trust
5.500% 1/08/29 (a)	165,000	170,716
Global Atlantic Fin Co.
4.400% 10/15/29 (a)	475,000	467,828
Jackson National Life Global Funding
4.550% 9/09/30 (a)	345,000	345,350
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	365,000	367,200
Mercury General Corp.
4.400% 3/15/27	375,000	373,191
		4,813,118
Internet — 0.5%
AppLovin Corp.
5.125% 12/01/29	515,000	526,848
Investment Companies — 6.5%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	470,014
3.950% 7/15/26 (a)	545,000	541,660
ARES Capital Corp.
2.875% 6/15/28	315,000	300,744
5.950% 7/15/29	430,000	444,258
ARES Strategic Income Fund
6.350% 8/15/29	610,000	631,906
Blackstone Private Credit Fund
2.625% 12/15/26	643,000	627,844
Blackstone Secured Lending Fund
5.300% 6/30/30	400,000	402,806

The accompanying notes are an integral part of the financial statements.
2

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Owl Capital Corp.
8.450% 11/15/26	$375,000	$388,485
Blue Owl Credit Income Corp.
4.700% 2/08/27	783,000	781,648
Blue Owl Technology Finance Corp.
6.750% 4/04/29	881,000	908,941
Golub Capital BDC, Inc.
6.000% 7/15/29	850,000	868,545
HPS Corporate Lending Fund
6.250% 9/30/29 (d)	235,000	242,580
6.750% 1/30/29	522,000	544,290
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	393,179
		7,546,900
Iron & Steel — 0.5%
Vale Overseas Ltd.
3.750% 7/08/30	550,000	528,961
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	505,000	525,970
Machinery - Diversified — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28	385,000	398,256
Media — 0.9%
News Corp.
3.875% 5/15/29 (a)	575,000	555,365
Paramount Global
7.875% 7/30/30	475,000	530,327
		1,085,692
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	500,000	483,713
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	300,000	305,320
Oil & Gas — 4.3%
Continental Resources, Inc.
5.750% 1/15/31 (a)	575,000	592,960
Helmerich & Payne, Inc.
4.850% 12/01/29 (d)	760,000	756,797
Occidental Petroleum Corp.
5.200% 8/01/29	425,000	431,247
Ovintiv, Inc.
7.200% 11/01/31	350,000	385,971
8.125% 9/15/30	215,000	245,658

	Principal Amount	Value
Parkland Corp.
5.875% 7/15/27 (a)	$315,000	$314,734
Patterson-UTI Energy, Inc.
3.950% 2/01/28	965,000	942,592
Santos Finance Ltd.
3.649% 4/29/31 (a)	425,000	396,717
Viper Energy Partners LLC
4.900% 8/01/30	359,000	361,677
Woodside Finance Ltd.
5.400% 5/19/30	600,000	616,161
		5,044,514
Pharmaceuticals — 0.7%
Mylan, Inc.
4.550% 4/15/28	570,000	567,777
Viatris, Inc.
2.300% 6/22/27	219,000	210,811
		778,588
Pipelines — 0.5%
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	395,208
Targa Resources Corp.
4.900% 9/15/30	230,000	233,617
		628,825
Real Estate Investment Trusts (REITS) — 3.6%
EPR Properties
3.750% 8/15/29	175,000	168,474
4.500% 6/01/27	500,000	500,268
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	475,000	461,037
Highwoods Realty LP
4.200% 4/15/29	400,000	391,815
Omega Healthcare Investors, Inc.
5.200% 7/01/30	570,000	578,675
Piedmont Operating Partnership LP
9.250% 7/20/28	670,000	743,964
Store Capital LLC
2.750% 11/18/30	300,000	272,707
4.500% 3/15/28	685,000	682,859
Vornado Realty LP
2.150% 6/01/26	403,000	395,615
		4,195,414
Retail — 0.8%
Advance Auto Parts, Inc.
1.750% 10/01/27	375,000	351,532
InRetail Consumer
3.250% 3/22/28 (a)	550,000	534,253
		885,785

The accompanying notes are an integral part of the financial statements.
3

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.9%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	$770,000	$799,006
SK Hynix, Inc.
4.250% 9/11/28 (a)	300,000	299,864
		1,098,870
Software — 0.3%
Oracle Corp.
4.450% 9/26/30	315,000	314,845
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	516,000	506,792
6.000% 6/16/30	275,000	280,487
		787,279
TOTAL CORPORATE DEBT (Cost $53,498,050)		54,412,818
Non-U.S. Government Agency Obligations — 43.1%
Automobile Asset-Backed Securities — 6.8%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	470,000	476,242
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C
6.022% 5/17/32 (a)	433,133	438,285
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	500,000	502,275
Carvana Auto Receivables Trust, Series 2024-N1, Class A3
5.600% 3/10/28 (a)	560,869	562,540
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	509,135
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	323,698	321,056
Series 2025-3A, Class A2, 4.520% 7/17/28 (a)	455,000	455,953
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	648,861	650,844
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,023,185
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A
0.870% 7/14/28 (a)	158,770	158,090

	Principal Amount	Value
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	$400,000	$405,732
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	600,000	599,808
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	700,000	702,082
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	700,000	702,708
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	329,702	334,420
		7,842,355
Commercial Mortgage-Backed Securities — 2.9%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (b) (e)	1,015,000	556,836
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.466% FRN 1/15/36 (a) (b)	2,106,000	2,063,405
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.016% FRN 1/15/36 (a) (b)	760,000	740,570
		3,360,811
Credit Card Asset-Backed Securities — 1.5%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	1,245,000	1,252,740
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	506,673
		1,759,413
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.779% FRN 10/25/34 (b)	29,072	28,395
Other Asset-Backed Securities — 23.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.465% FRN 9/15/41 (a) (b)	20,397	20,282

The accompanying notes are an integral part of the financial statements.
4

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
6.137% FRN 10/20/31 (a) (b)	$2,352,000	$2,355,820
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,003,707
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	502,039
Series 2024-X2, Class B, 5.330% 12/17/29 (a)	700,000	701,385
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	230,310	230,578
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.829% FRN 10/18/31 (a) (b)	500,000	500,147
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
6.137% FRN 10/20/31 (a) (b)	1,700,000	1,701,348
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,572,331
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	317,964	312,883
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.918% FRN 10/15/31 (a) (b)	1,000,000	1,000,421
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	371,451
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	657,585	648,243
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	395,789	396,131
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
5.584% FRN 5/20/36 (a) (b)	1,000,000	1,002,000
Goodgreen Trust, Series 2019-2A, Class A
2.760% 4/15/55 (a)	1,627,568	1,401,842
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	317,756	318,796

	Principal Amount	Value
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	$360,757	$367,621
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	403,603	370,207
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	78,975	73,030
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	191,908	181,115
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	123,397	118,726
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	64,167	60,911
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	518,370	503,132
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	297,344	293,317
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	425,162	397,721
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	64,258	62,264
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.980% FRN 7/25/30 (a) (b)	1,375,000	1,375,513
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	936,343	893,718
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	500,000	503,260
PFS Financing Corp., Series 2023-A, Class B
6.330% 3/15/28 (a)	800,000	806,411
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	234,839	235,571
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	413,251	414,121
Reach ABS Trust
Series 2025-2A, Class A, 4.930% 8/18/32 (a)	358,307	359,727
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	224,038	224,364
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.668% FRN 7/15/37 (a) (b)	1,000,000	1,001,419

The accompanying notes are an integral part of the financial statements.
5

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Consumer Loan Program Trust, Series 2025-3, Class A
4.470% 8/15/34 (a)	$410,000	$411,046
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.009% FRN 4/18/33 (a) (b)	750,000	750,127
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	360,602	358,366
Verizon Master Trust, Series 2023-1, Class B
4.740% 1/22/29	300,000	301,936
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.588% FRN 10/15/35 (a) (b)	750,000	751,280
		26,854,307
Student Loans Asset-Backed Securities — 5.7%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
4.845% FRN 3/28/68 (b)	257,167	234,873
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
5.922% FRN 11/26/46 (a) (b)	228,448	228,661
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	197,844
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	78,115
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	70,903
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,905
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	139,758
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,149,453	1,121,249
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	305,487	304,332
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
5.722% FRN 2/25/67 (a) (b)	1,000,000	945,880
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 4.782% FRN 7/25/55 (b)	332,770	313,359

	Principal Amount	Value
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (b)	$388,896	$368,145
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 4.852% FRN 10/25/40 (b)	354,668	327,161
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.912% FRN 1/25/55 (b)	241,339	230,606
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 5.102% FRN 7/25/39 (b)	215,821	205,762
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650%
6.022% FRN 9/15/53 (a) (b)	733,812	746,031
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	813,421
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
4.902% FRN 10/25/40 (b)	207,494	186,036
		6,546,041
Whole Loan Collateral Collateralized Mortgage Obligations — 3.1%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.641% VRN 8/25/34 (b) (e)	3,463	3,444
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	691,334	691,469
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	691,334	691,947
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
6.187% VRN 2/25/34 (b) (e)	22,434	21,569
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (b) (e)	2,247,000	1,807,006
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (e)	424,442	427,799
		3,643,234
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,820,300)		50,034,556

The accompanying notes are an integral part of the financial statements.
6

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.145% 6.451% FRN 3/01/37 (b)	$36,846	$37,627
TOTAL BONDS & NOTES (Cost $105,355,899)		104,485,001
TOTAL LONG-TERM INVESTMENTS (Cost $105,355,899)		104,485,001
Short-Term Investments — 10.8%
Commercial Paper — 8.6%
Campbell’s Co.
4.294% 12/11/25 (a)	2,000,000	1,982,632
CRH America Finance, Inc.
4.733% 10/16/25 (a)	1,000,000	998,096
Genuine Parts Co.
4.613% 10/08/25 (a)	1,000,000	999,050
Penske Truck Leasing Co. LP
4.341% 11/24/25	3,000,000	2,979,963
VW Credit, Inc., Class B,
4.578% 11/05/25 (a)	3,000,000	2,987,100
		9,946,841

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (g)	1,021,200	1,021,200

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (h)	$1,551,104	1,551,104
TOTAL SHORT-TERM INVESTMENTS (Cost $12,520,739)		12,519,145
TOTAL INVESTMENTS — 100.8% (Cost $117,876,638) (i)		117,004,146
Other Assets/ (Liabilities) — (0.8)%		(917,343)
NET ASSETS — 100.0%		$116,086,803

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $76,336,126 or 65.76% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $1,000,851 or 0.86% of net assets. (Note 2).
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(h)
Maturity value of $1,551,211. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $1,582,326.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	68.2%
Cayman Islands	8.5%
United Kingdom	1.8%
Australia	1.6%
Canada	1.5%
Brazil	1.3%
Bermuda	1.2%
India	1.1%
Qatar	1.0%
Republic of Korea	1.0%
France	1.0%
Ireland	0.5%
Peru	0.5%
Denmark	0.3%
Germany	0.3%
Netherlands	0.2%
Total Long-Term Investments	90.0%
Short-Term Investments and Other Assets and Liabilities	10.0%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/25	309	$64,367,839	$27,278
Short
U.S. Treasury Note 10 Year	12/19/25	20	$(2,239,779)	$(10,221)
U.S. Treasury Note 5 Year	12/31/25	246	(26,832,084)	(29,963)
				$(40,184)

The accompanying notes are an integral part of the financial statements.
8

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 82.1%
Non-U.S. Government Agency Obligations — 60.1%
Automobile Asset-Backed Securities — 26.4%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2 4.780% 10/25/27 (a)	$1,500,000	$1,503,200
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	2,916,576	2,926,396
Series 2024-3, Class B, 5.660% 8/14/28 (a)	1,000,000	1,003,365
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,800,000	2,832,116
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	3,400,000	3,334,694
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	2,750,000	2,734,364
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2 5.542% 10/27/31 (a)	781,056	785,391
Carvana Auto Receivables Trust, Series 2021-N3, Class B 0.660% 6/12/28	506,844	490,302
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	3,000,000	2,983,428
Series 2024-A, Class B, 5.650% 5/15/28 (a)	2,035,605	2,039,542
Drive Auto Receivables Trust, Series 2025-1, Class A2 4.870% 8/15/28	1,124,726	1,127,269
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,090,663	1,080,833
Series 2021-3A, Class D, 1.550% 6/15/27	1,676,058	1,656,161
Series 2021-4A, Class D, 1.960% 1/17/28	851,228	845,579
Series 2022-2A, Class D, 4.560% 7/17/28	4,518,946	4,519,975
Series 2025-3A, Class A2, 4.830% 1/18/28	973,826	975,076
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2 4.830% 10/16/28	826,084	828,365

	Principal Amount	Value
FCCU Auto Receivables Trust, Series 2025-1A, Class A2 4.870% 1/16/29 (a)	$1,156,353	$1,158,321
Flagship Credit Auto Trust, Series 2021-2, Class C 1.270% 6/15/27 (a)	95,894	95,762
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	1,618,488	1,605,280
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	1,280,169	1,279,323
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	1,270,000	1,287,578
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,019,868
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3 5.020% 3/15/27 (a)	741,556	743,822
Octane Receivables Trust, Series 2022-2A, Class C 6.290% 7/20/28 (a)	2,365,000	2,385,254
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A 0.870% 7/14/28 (a)	238,156	237,135
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C 5.310% 6/14/29 (a)	1,100,000	1,102,281
Oscar US Funding XII LLC, Series 2021-1A, Class A4 1.000% 4/10/28 (a)	736,047	729,433
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2 4.120% 9/15/28 (a)	1,100,000	1,100,478
SBNA Auto Receivables Trust, Series 2025-SF1, Class B 5.120% 3/17/31 (a)	611,832	612,583
Tesla Auto Lease Trust, Series 2023-B, Class B 6.570% 8/20/27 (a)	3,140,000	3,148,182
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a)	2,157,682	1,591,300
Series 2025-2A, Class A, 5.120% 1/16/29 (a)	2,732,705	1,967,556
VStrong Auto Receivables Trust, Series 2024-A, Class A3 5.620% 12/15/28 (a)	2,136,617	2,147,413
Westlake Automobile Receivables Trust, Series 2022-2A, Class D 5.480% 9/15/27 (a)	3,000,000	3,011,604
		56,889,229

The accompanying notes are an integral part of the financial statements.
9

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 2.7%
COMM Mortgage Trust, Series 2015-LC19, Class D 2.867% 2/10/48 (a)	$2,457,000	$2,266,492
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.515% FRN 7/15/38 (a) (b)	1,096,259	1,096,259
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 7.965% FRN 7/15/38 (a) (b)	1,517,897	1,517,897
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.457% FRN 2/15/39 (a) (b)	900,000	886,144
		5,766,792
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729% 4.887% FRN 4/25/36 (b)	546,408	541,651
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374% 4.532% FRN 3/25/37 (b)	135,797	134,676
Point Securitization Trust, Series 2024-1, Class A1 6.500% 6/25/54 (a)	1,548,173	1,550,912
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.454% 4.612% FRN 1/25/37 (b)	3,579	3,516
		2,230,755
Other Asset-Backed Securities — 19.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314% 4.465% FRN 9/15/41 (a) (b)	21,926	21,803
ACHV ABS Trust, Series 2024-1PL, Class A 5.900% 4/25/31 (a)	458,006	462,265
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	1,889,370	1,893,364
Series 2024-X2, Class A, 5.220% 12/17/29 (a)	240,324	240,636
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	1,000,000	1,004,105
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	230,310	230,578

	Principal Amount	Value
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	$1,834,520	$1,838,326
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	1,052,993	1,054,991
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	586,846	580,593
Series 2023-A, Class A, 5.550% 4/17/36 (a)	506,135	506,904
DataBank Issuer LLC, Series 2021-1A, Class A2 2.060% 2/27/51 (a)	1,500,000	1,480,093
FCI Funding LLC, Series 2024-1A, Class A 5.440% 8/15/36 (a)	598,410	599,699
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	1,162,369	1,091,308
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2 5.120% 3/25/60 (a)	2,224,290	2,231,576
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880% 6/25/59 (a)	743,942	751,192
Hilton Grand Vacations Trust, Series 2022-2A, Class C 5.570% 1/25/37 (a)	541,156	545,428
Marlette Funding Trust
Series 2025-1A, Class A, 4.750% 7/16/35 (a)	3,153,574	3,160,040
Series 2022-3A, Class C, 6.890% 11/15/32 (a)	728,183	729,616
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	46,882	46,376
NP SPE IX LP, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	56,253	55,494
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,837,421	3,780,330
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,167,460	2,068,792
Oportun Funding Trust
Series 2025-1, Class A, 4.960% 8/16/32 (a)	1,937,073	1,936,732
Series 2024-3, Class A, 5.260% 8/15/29 (a)	1,380,509	1,381,742

The accompanying notes are an integral part of the financial statements.
10

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oportun Issuance Trust, Series 2024-2, Class A 5.860% 2/09/32 (a)	$700,832	$701,510
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	1,170,188	1,173,245
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,507,206	1,511,507
Series 2024-5, Class A, 6.278% 10/15/31 (a)	668,198	673,308
Pagaya AI Debt Trust, Series 2024-4, Class B 6.539% 8/15/31 (a)	3,638,853	3,658,211
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	275,402	276,261
RAM LLC, Series 2024-1, Class A 6.669% 2/15/39 (a)	1,633,917	1,639,006
Reach ABS Trust
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	88,670	88,798
Series 2023-1A, Class B, 7.330% 2/18/31 (a)	281,686	282,381
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,776,162	1,785,265
Series 2025-2, Class A, 4.820% 6/25/34 (a)	1,036,709	1,042,211
Verdant Receivables LLC, Series 2025-1A, Class A2 4.850% 3/13/28 (a)	1,300,000	1,305,209
		41,828,895
Student Loans Asset-Backed Securities — 4.5%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	102,421	79,962
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,783
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 5.172% FRN 1/25/47 (a) (b)	96,255	92,687
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612% 4.952% FRN 6/28/39 (a) (b)	142,407	127,194
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,847,811	2,613,956
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	544,062	514,594

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264% 5.621% FRN 3/25/66 (a) (b)	$895,632	$901,676
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.809% FRN 3/23/37 (b)	523,365	507,820
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.881% FRN 6/25/41 (b)	112,706	101,783
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 4.952% FRN 10/25/40 (b)	545,845	539,211
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.971% FRN 6/25/41 (a) (b)	295,000	288,644
SLC Student Loan Trust, Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 4.859% FRN 12/15/39 (b)	140,407	124,428
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.802% FRN 1/25/70 (b)	94,746	89,203
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (b)	200,789	190,075
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 4.822% FRN 1/25/41 (b)	173,564	162,512
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.912% FRN 1/25/55 (b)	144,804	138,363
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.072% FRN 10/25/64 (b)	90,958	85,654
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.135% FRN 7/15/36 (a) (b)	300,614	300,222
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,667,434	2,666,874
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX 3.600% 2/25/48 (a)	207,187	204,582
		9,738,223
Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b) (c)	1,696,297	1,634,830

The accompanying notes are an integral part of the financial statements.
11

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.435% VRN 3/25/60 (a) (b) (c)	$236,174	$230,085
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.421% FRN 8/25/49 (a) (b)	534,319	511,542
COLT Mortgage Loan Trust, Series 2022-1, Class A1, 2.284% VRN 12/27/66 (a) (b) (c)	6,130,412	5,649,823
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (b) (c)	209,493	200,840
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274% 4.432% FRN 11/25/36 (b)	41,145	42,016
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	501,724	419,850
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.222% FRN 2/25/60 (a) (b)	176,440	174,798
PSMC Trust, Series 2020-2, Class A2, 3.000% VRN 5/25/50 (a) (b) (c)	588,965	521,481
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (b) (c)	1,904,816	1,811,315
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b) (c)	1,000,000	893,533
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (c)	255,138	252,431
Verus Securitization Trust, Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b) (c)	689,086	608,376
		12,950,920
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,453,842)		129,404,814
U.S. Government Agency Obligations and Instrumentalities (d) — 3.5%
Whole Loans — 3.5%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.206% FRN 11/25/41 (a) (b)	443,532	443,303
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.656% FRN 2/25/42 (a) (b)	814,661	816,317

	Principal Amount	Value
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.306% FRN 6/25/42 (a) (b)	$1,365,311	$1,391,825
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.256% FRN 4/25/42 (a) (b)	195,673	196,365
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.256% FRN 6/25/43 (a) (b)	692,530	697,361
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.856% FRN 4/25/43 (a) (b)	1,327,044	1,342,337
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.306% FRN 6/25/42 (a) (b)	2,633,371	2,701,263
		7,588,771
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,555,189)		7,588,771
U.S. Treasury Obligations — 18.5%
U.S. Treasury Bonds & Notes — 18.5%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	806,488	446,862
0.125% 2/15/52	812,294	439,802
0.250% 2/15/50	376,941	222,743
0.625% 2/15/43	210,755	159,951
0.750% 2/15/42	1,000,713	793,029
0.750% 2/15/45	809,356	603,070
0.875% 2/15/47	802,920	592,471
1.000% 2/15/46	545,328	420,217
1.000% 2/15/48	458,486	343,313
1.000% 2/15/49	391,538	288,683
1.375% 2/15/44	693,025	592,286
1.500% 2/15/53	760,704	608,549
2.125% 2/15/40	74,728	75,268
2.125% 2/15/41	678,541	677,608
2.125% 2/15/54	526,275	485,667
2.375% 2/15/55	511,855	499,500
2.500% 1/15/29	977,971	1,021,810
3.375% 4/15/32	363,980	407,296
3.875% 4/15/29	491,248	537,019
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,255,550	1,198,561
0.125% 7/15/31	1,325,775	1,237,980
0.250% 7/15/29	1,515,432	1,469,945
0.500% 1/15/28	1,047,672	1,035,494

The accompanying notes are an integral part of the financial statements.
12

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 7/15/32	$2,668,320	$2,525,250
0.750% 7/15/28 (e)	1,570,006	1,562,746
0.875% 1/15/29	767,592	761,709
1.125% 1/15/33	2,602,680	2,522,390
1.250% 4/15/28	1,615,425	1,621,593
1.375% 7/15/33	2,946,255	2,900,701
1.625% 10/15/29	4,157,811	4,240,815
1.625% 4/15/30	2,029,540	2,060,654
1.750% 1/15/34	1,786,496	1,794,814
1.875% 7/15/34	823,576	835,528
1.875% 7/15/35	1,911,533	1,927,009
2.125% 4/15/29	1,253,244	1,293,771
2.125% 1/15/35	1,023,590	1,053,562
2.375% 10/15/28	527,230	549,153
		39,806,819
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,226,285)		39,806,819
TOTAL BONDS & NOTES (Cost $180,235,316)		176,800,404
TOTAL LONG-TERM INVESTMENTS (Cost $180,235,316)		176,800,404
Short-Term Investments — 20.1%
Commercial Paper — 17.2%
Alimentation Couche-Tard, Inc. 4.305% 10/08/25 (a)	4,000,000	3,996,148
Amcor Flexibles North America, Inc. 4.422% 10/23/25 (a)	4,000,000	3,988,653
Bunge Ltd. Finance Corp. 4.306% 10/08/25 (a)	4,000,000	3,996,184
CRH America Finance, Inc.
4.386% 10/27/25 (a)	1,000,000	996,776
4.717% 10/01/25 (a)	4,000,000	3,999,530
Eversource Energy 4.682% 10/03/25 (a)	4,000,000	3,998,536
Fiserv, Inc. 4.296% 10/08/25 (a)	4,000,000	3,996,192
Genuine Parts Co. 4.319% 10/07/25 (a)	4,000,000	3,996,679
J.M. Smucker Co. 4.316% 10/08/25 (a)	4,000,000	3,996,211
WPP CP LLC 4.512% 10/23/25 (a)	4,000,000	3,989,018
		36,953,927

	Principal Amount	Value
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (f)	$6,354,406	$6,354,406
TOTAL SHORT-TERM INVESTMENTS (Cost $43,312,808)		43,308,333
TOTAL INVESTMENTS — 102.2% (Cost $223,548,124) (g)		220,108,737
Other Assets/ (Liabilities) — (2.2)%		(4,706,837)
NET ASSETS — 100.0%		$215,401,900

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $159,763,044 or 74.17% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)
Maturity value of $6,354,847. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $6,481,532.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	12/19/25	19	$2,165,471	$21,013
U.S. Treasury Note 5 Year	12/31/25	7	763,568	799
				$21,812
Short
U.S. Treasury Long Bond	12/19/25	5	$(571,624)	$(11,345)
U.S. Treasury Ultra Bond	12/19/25	6	(705,511)	(14,864)
U.S. Treasury Note 2 Year	12/31/25	185	(38,533,758)	(19,953)
				$(46,162)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$22,666	$—	$22,666
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	43,666	—	43,666
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	111,023	—	111,023
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	70,452	—	70,452
							$247,807	$ —	$247,807

The accompanying notes are an integral part of the financial statements.
14

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	12/01/25	USD	66,009,399	$2,269,283	$—	$2,269,283
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	1/29/26	USD	49,935,049	988,032	—	988,032
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	10/31/25	USD	33,000,000	815,761	—	815,761
Fed Funds + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	3/02/26	USD	14,707,253	63,803	—	63,803
								$4,136,879	$ —	$4,136,879

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
15

MassMutual Core Bond Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 98.6%
Corporate Debt — 38.6%
Aerospace & Defense — 0.3%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,468,524
Embraer Netherlands Finance BV
5.980% 2/11/35	925,000	981,314
		2,449,838
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	188,950	187,955
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.125% 8/17/27	800,000	786,919
5.303% 9/06/29	1,535,000	1,531,176
General Motors Co.
5.150% 4/01/38	1,295,000	1,239,010
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	2,025,000	2,022,600
		5,579,705
Banks — 9.0%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (c)	120,000	106,580
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (c)	885,000	768,335
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (c)	2,311,000	2,263,349
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	2,100,000	1,962,006
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (c)	920,000	915,527
5 yr. CMT + 2.351% 6.250% VRN (c) (d)	3,110,000	3,149,735
Bank of Montreal, (Acquired 1/29/25, Cost $1,191,927), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (c) (e)	1,425,000	1,268,458
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	1,856,000	1,936,396
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b) (c) (d)	1,500,000	1,500,254
5 yr. CMT + 5.431% 8.000% VRN (c) (d)	2,648,000	2,803,032

	Principal Amount	Value
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (c) (d)	$2,775,000	$2,731,265
5 yr. CMT + 3.134% 7.450% VRN (a) (c) (d)	1,155,000	1,205,528
Citibank NA
4.914% 5/29/30	485,000	498,305
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (c)	210,000	189,273
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33 (c)	345,000	314,081
5 yr. CMT + 2.572% 6.750% VRN (c) (d)	2,110,000	2,142,211
10 yr. CMT + 2.757% 7.000% VRN (c) (d)	1,904,000	2,022,334
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (c) (d)	1,000,000	991,983
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (c)	2,475,000	2,443,140
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (c)	485,000	473,030
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27 (c)	1,550,000	1,513,520
5 yr. CMT + 2.461% 6.850% VRN (c) (d)	1,976,000	2,052,527
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (c) (d)	2,819,000	2,921,442
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (c)	750,000	780,459
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (c) (d)	3,300,000	3,163,728
5 yr. CMT + 3.506% 4.875% VRN (a) (c) (d)	542,000	521,763
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.695% 1.040% VRN 2/04/27 (c)	50,000	49,448
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (c)	1,320,000	1,301,030
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (c)	885,000	839,759
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32 (c)	10,000	8,969
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (c)	540,000	509,976

The accompanying notes are an integral part of the financial statements.
16

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (c)	$5,000	$5,042
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (c)	315,000	322,702
5 yr. CMT + 2.152% 6.500% VRN (c) (d)	1,992,000	2,061,987
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	550,000	562,929
5 yr. CMT + 3.913% 8.000% VRN (c) (d)	2,050,000	2,214,945
Macquarie Bank Ltd. 5 yr. CMT + 1.700% 3.052% VRN 3/03/36 (a) (c)	2,900,000	2,618,396
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (c)	910,000	895,635
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (c)	365,000	325,638
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (c)	205,000	186,376
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (c)	2,435,000	2,470,369
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (c)	290,000	294,331
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (c) (d)	900,000	823,482
5 yr. CMT + 5.625% 6.000% VRN (c) (d)	1,950,000	1,952,258
5 yr. CMT + 2.937% 7.300% VRN (c) (d)	2,375,000	2,503,928
Nordea Bank Abp 5 yr. CMT + 2.660% 6.300% VRN (a) (c) (d)	3,302,000	3,336,196
PNC Financial Services Group, Inc. 1 day USD SOFR + 2.284%
6.875% VRN 10/20/34 (c)	60,000	67,977
Royal Bank of Canada 5 yr. CMT + 2.815% 6.750% VRN 8/24/85 (c)	1,860,000	1,918,585
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	2,075,000	2,152,780
Toronto-Dominion Bank 5 yr. CMT + 4.075% 8.125% VRN 10/31/82 (c)	2,597,000	2,744,849
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (c) (d)	1,970,000	1,980,541
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (c) (d)	873,000	894,607

	Principal Amount	Value
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (c)	$1,280,000	$1,244,295
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (c)	195,000	198,106
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (c)	1,000,000	1,036,352
5 yr. CMT + 2.767% 6.850% VRN (c) (d)	1,695,000	1,781,259
		77,941,008
Building Materials — 0.3%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	1,200,000	1,218,377
6.125% 7/31/32 (a)	948,000	971,012
		2,189,389
Chemicals — 0.8%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,635,000	2,734,420
Dow Chemical Co.
5.600% 2/15/54	1,121,000	1,014,388
FMC Corp. 5 yr. CMT + 4.366%
8.450% VRN 11/01/55 (c)	1,205,000	1,271,738
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,476,531
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	85,000	80,867
		6,577,944
Commercial Services — 0.2%
Triton Container International Ltd.
3.150% 6/15/31 (a)	2,250,000	2,006,481
Computers — 0.2%
Hewlett Packard Enterprise Co.
4.400% 10/15/30	1,150,000	1,143,018
Kyndryl Holdings, Inc.
3.150% 10/15/31	1,125,000	1,022,883
		2,165,901
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c)	1,100,000	1,134,803
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (c)	364,000	380,998
Air Lease Corp.
5.850% 12/15/27	505,000	520,154
American Express Co. 5 yr. CMT + 2.854% 3.550% VRN (c) (d)	1,350,000	1,324,198

The accompanying notes are an integral part of the financial statements.
17

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Apollo Global Management, Inc.
5.800% 5/21/54	$1,949,000	$1,975,087
ARES Finance Co. III LLC 5 yr. CMT + 3.237% 4.125% VRN 6/30/51 (a) (c)	2,335,000	2,297,535
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a) (b)	378,000	363,429
BGC Group, Inc.
6.150% 4/02/30 (a)	1,275,000	1,306,278
6.600% 6/10/29	2,645,000	2,750,951
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,183,677
Charles Schwab Corp. 5 yr. CMT + 3.168% 4.000% VRN (c) (d)	2,820,000	2,788,278
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (a)	1,525,000	1,587,550
		18,612,938
Electric — 1.6%
AEP Transmission Co. LLC
5.375% 6/15/35	155,000	160,367
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (c)	2,598,000	2,691,154
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (c) (d)	956,000	941,680
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (c)	882,000	888,310
5 yr. CMT + 2.006% 6.200% VRN 2/15/56 (c)	465,000	468,043
Eversource Energy
4.600% 7/01/27	735,000	739,149
FirstEnergy Transmission LLC
2.866% 9/15/28 (a)	1,401,000	1,346,209
MVM Energetika Zrt
6.500% 3/13/31 (a)	250,000	265,362
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	1,865,000	1,818,674
Pacific Gas & Electric Co.
5.700% 3/01/35	975,000	998,717
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (c)	2,163,000	2,104,540
5 yr. CMT + 4.550% 4.875% VRN (c) (d)	1,690,000	1,689,662
		14,111,867
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (b)	1,812,000	1,660,245

	Principal Amount	Value
Food — 0.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	$450,000	$474,183
6.750% 3/15/34	598,000	661,091
Pilgrim’s Pride Corp.
3.500% 3/01/32	500,000	457,669
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	2,735,000	2,395,763
		3,988,706
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	1,125,000	1,045,387
3.000% 10/15/30	2,445,000	2,184,699
Elevance Health, Inc.
5.000% 1/15/36	958,000	951,030
5.375% 6/15/34	190,000	195,927
HCA, Inc.
5.900% 6/01/53	1,615,000	1,594,566
Humana, Inc.
5.550% 5/01/35	690,000	702,943
5.750% 4/15/54	2,055,000	1,961,476
UnitedHealth Group, Inc.
5.150% 7/15/34	235,000	241,194
5.750% 7/15/64	1,021,000	1,016,516
		9,893,738
Insurance — 7.5%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	2,000,000	2,064,800
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.411% VRN 8/15/53 (c)	2,220,000	2,223,534
American National Global Funding
5.250% 6/03/30 (a)	1,950,000	1,988,479
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,842,023
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	893,000	930,826
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	628,000	657,285
Athene Global Funding
3.205% 3/08/27 (a)	445,000	436,514
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	2,270,000	2,290,396
AXIS Specialty Finance LLC 5 yr. CMT + 3.186% 4.900% VRN 1/15/40 (c)	2,450,000	2,378,017

The accompanying notes are an integral part of the financial statements.
18

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Belrose Funding Trust II
6.792% 5/15/55 (a)	$2,275,000	$2,463,682
Brighthouse Financial, Inc.
4.700% 6/22/47	1,000,000	797,035
CNO Financial Group, Inc.
6.450% 6/15/34	2,113,000	2,242,260
Corebridge Financial, Inc. 5 yr. CMT + 3.846% 6.875% VRN 12/15/52 (c)	4,384,000	4,495,652
Enstar Finance LLC 5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (c)	3,345,000	3,320,846
Enstar Group Ltd.
3.100% 9/01/31	1,175,000	1,049,451
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,980,000	2,030,029
Farmers Exchange Capital II 3 mo. USD Term SOFR + 4.006%
6.151% VRN 11/01/53 (a) (c)	350,000	342,975
Farmers Exchange Capital III 3 mo. USD Term SOFR + 3.716%
5.454% VRN 10/15/54 (a) (c)	1,040,000	973,635
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500% 6.407% FRN 1/08/42 (a) (c)	6,000,000	5,999,341
Fortitude Global Funding
4.625% 10/06/28 (a) (f)	960,000	960,606
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	1,998,725
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,660,000	3,605,442
6.750% 3/15/54 (a)	2,379,000	2,515,237
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	596,000	630,621
Kemper Corp.
3.800% 2/23/32 (b)	1,440,000	1,325,494
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	3,245,000	3,187,217
MetLife Capital Trust IV
7.875% 12/15/67 (a)	1,520,000	1,700,175
Omnis Funding Trust
6.722% 5/15/55 (a)	1,945,000	2,097,970
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	90,000	87,811
6.875% 4/15/34 (a)	3,556,000	3,915,551
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,078,086

	Principal Amount	Value
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500% 6.404% FRN 1/08/29 (a) (c)	$3,276,000	$3,322,847
		64,952,562
Internet — 0.2%
AppLovin Corp.
5.375% 12/01/31	2,080,000	2,151,709
Investment Companies — 2.5%
Antares Holdings LP
3.950% 7/15/26 (a)	2,425,000	2,410,141
6.500% 2/08/29 (a)	3,400,000	3,475,895
ARES Strategic Income Fund
5.450% 9/09/28 (a)	1,367,000	1,377,663
6.350% 8/15/29	2,661,000	2,756,561
Blue Owl Credit Income Corp.
5.800% 3/15/30 (b)	2,720,000	2,758,223
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (b)	2,083,000	2,149,063
Golub Capital BDC, Inc.
6.000% 7/15/29	3,886,000	3,970,783
HPS Corporate Lending Fund
6.250% 9/30/29 (b)	1,815,000	1,873,546
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	620,000	597,815
		21,369,690
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	19,000	12,869
5.375% 4/01/38	5,000	4,716
5.850% 12/01/35	850,000	858,119
6.484% 10/23/45	1,925,000	1,901,722
News Corp.
5.125% 2/15/32 (a)	1,150,000	1,143,556
Paramount Global
6.875% 4/30/36	960,000	1,018,294
Time Warner Cable LLC
5.500% 9/01/41	490,000	449,056
5.875% 11/15/40	1,905,000	1,820,938
		7,209,270
Oil & Gas — 3.0%
BP Capital Markets PLC 5 yr. CMT + 1.924% 6.125% VRN (c) (d)	2,205,000	2,283,831
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,925,000	1,985,126

The accompanying notes are an integral part of the financial statements.
19

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Helmerich & Payne, Inc.
5.500% 12/01/34 (b)	$4,060,000	$3,978,125
Occidental Petroleum Corp.
5.375% 1/01/32	1,250,000	1,271,227
6.050% 10/01/54	2,221,000	2,167,267
Ovintiv, Inc.
5.150% 11/15/41	550,000	480,156
6.500% 8/15/34	885,000	945,020
6.500% 2/01/38	1,380,000	1,450,236
7.100% 7/15/53	1,709,000	1,845,490
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,050,000	2,002,398
7.150% 10/01/33 (b)	1,825,000	1,933,384
Petroleos Mexicanos
5.350% 2/12/28	845,000	841,399
6.375% 1/23/45	585,000	475,494
6.625% 6/15/38	202,000	182,893
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (c)	1,849,000	1,834,448
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,825,000	2,007,093
		25,683,587
Oil & Gas Services — 0.1%
NOV, Inc.
3.950% 12/01/42 (b)	1,453,000	1,129,884
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC
5.250% 8/15/27 (a) (g)	600,000	222,000
Sealed Air Corp.
1.573% 10/15/26 (a)	1,200,000	1,162,790
		1,384,790
Pharmaceuticals — 1.0%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	166,000	165,408
4.400% 7/15/44 (a)	436,000	349,546
4.625% 6/25/38 (a)	1,310,000	1,186,012
CVS Health Corp.
4.780% 3/25/38	150,000	140,586
5.125% 7/20/45	260,000	236,019
5.700% 6/01/34	15,000	15,653
5.875% 6/01/53	675,000	663,256
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (c)	250,000	258,059
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	2,515,000	2,640,103
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,282,008	1,302,787

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$2,115,000	$1,757,513
		8,714,942
Pipelines — 1.5%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	1,099,000	1,142,000
Energy Transfer LP
5.950% 5/15/54	1,041,000	1,008,135
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (c)	2,040,000	2,030,438
5 yr. CMT + 5.306% 7.125% VRN (c) (d)	1,585,000	1,637,776
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (c)	1,206,000	1,197,757
ONEOK, Inc.
5.450% 6/01/47 (g)	2,215,000	2,043,569
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.583% VRN (c) (d)	2,590,000	2,593,882
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	52,592
Western Midstream Operating LP
5.450% 11/15/34	1,380,000	1,381,846
		13,087,995
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,428,687
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,142,000	769,480
		2,198,167
Real Estate Investment Trusts (REITS) — 2.4%
American Homes 4 Rent LP
2.375% 7/15/31	330,000	292,333
Broadstone Net Lease LLC
2.600% 9/15/31	2,141,000	1,874,732
5.000% 11/01/32	580,000	576,536
Crown Castle, Inc.
2.100% 4/01/31	377,000	330,070
EPR Properties
3.600% 11/15/31	880,000	812,167
3.750% 8/15/29	1,650,000	1,588,471
Essential Properties LP
5.400% 12/01/35	1,534,000	1,539,755
Extra Space Storage LP
3.900% 4/01/29	670,000	660,544

The accompanying notes are an integral part of the financial statements.
20

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	$3,580,000	$3,474,760
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	2,280,000	2,182,229
Healthcare Realty Holdings LP
3.100% 2/15/30	195,000	183,469
3.625% 1/15/28	157,000	154,363
Piedmont Operating Partnership LP
6.875% 7/15/29	1,325,000	1,402,044
9.250% 7/20/28 (b)	2,272,000	2,522,817
Service Properties Trust
4.950% 10/01/29 (b)	1,320,000	1,163,380
Store Capital LLC
4.625% 3/15/29	1,965,000	1,951,645
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (a)	190,000	185,504
4.125% 8/15/30 (a)	50,000	48,322
5.750% 2/01/27 (a)	10,000	10,125
		20,953,266
Semiconductors — 0.6%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	90,000	93,390
6.100% 1/25/36 (a)	2,772,000	2,944,980
Intel Corp.
3.734% 12/08/47	522,000	385,557
5.600% 2/21/54 (b)	1,455,000	1,397,059
		4,820,986
Software — 0.5%
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,564,668
Oracle Corp.
4.800% 8/03/28	385,000	391,479
5.200% 9/26/35	1,483,000	1,491,166
5.375% 9/27/54	1,075,000	987,518
		4,434,831
Telecommunications — 0.5%
AT&T, Inc.
3.550% 9/15/55	2,343,000	1,614,604
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% 9/20/29 (a)	1,007,500	1,011,313
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,529,241
		4,155,158

	Principal Amount	Value
Venture Capital — 0.5%
Hercules Capital, Inc.
3.375% 1/20/27 (b)	$3,080,000	$3,022,605
6.000% 6/16/30	1,175,000	1,198,443
		4,221,048
TOTAL CORPORATE DEBT (Cost $331,165,719)		333,833,600
Municipal Obligations — 0.3%
New York — 0.2%
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,063,313
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,058,113
		2,121,426
Texas — 0.1%
Lamar Consolidated Independent School District, TX, General Obligation, Series A,
5.000% 2/15/58	210,000	215,569
Northwest Independent School District, TX, General Obligation,
5.000% 2/15/55	225,000	233,840
		449,409
TOTAL MUNICIPAL OBLIGATIONS (Cost $2,504,114)		2,570,835
Non-U.S. Government Agency Obligations — 26.4%
Automobile Asset-Backed Securities — 1.5%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C 4.640% 1/15/30	2,000,000	2,006,927
Hyundai Auto Receivables Trust, Series 2024-C, Class C 4.860% 2/17/32	3,000,000	3,004,701
LAD Auto Receivables Trust, Series 2024-3A, Class C 4.930% 3/15/30 (a)	3,000,000	3,000,216
Securitized Term Auto Receivables Trust, Series 2025-A, Class D 6.746% 7/25/31 (a)	1,204,898	1,221,109
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,706,654
		12,939,607

The accompanying notes are an integral part of the financial statements.
21

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 7.2%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (a) (c) (h)	$1,280,000	$1,249,713
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (c) (h)	3,165,000	2,329,204
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (c) (h)	3,150,000	2,537,967
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (c) (h)	4,800,000	3,632,100
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (c) (h)	3,100,000	2,098,472
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (c) (h)	11,548,000	8,596,964
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (c) (h)	3,290,000	2,364,959
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (c) (h)	1,300,000	1,325,932
BX Commercial Mortgage Trust, Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741%
5.891% FRN 5/15/34 (a) (c)	1,183,420	1,184,160
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (a)	1,110,000	1,056,977
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (c) (h)	700,000	640,557
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.730% FRN 1/15/39 (a) (c)	1,057,000	1,053,696
Series 2023-LIFE, Class C, 5.884% 2/15/28 (a)	600,000	582,612
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (a)	805,000	740,406
Series 2019-CPT, Class B, 3.097% VRN 11/13/39 (a) (c) (h)	1,000,000	899,820
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (a) (c) (h)	700,000	623,897

	Principal Amount	Value
Series 2019-GC41, Class C, 3.502% 8/10/56	$1,259,000	$1,075,787
COLEM Mortgage Trust,
Series 2022-HLNE, Class D, 2.543% VRN 4/12/42 (a) (c) (h)	900,000	750,318
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.515% FRN 10/15/43 (a) (c)	2,065,000	1,911,777
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.015% FRN 10/15/43 (a) (c)	1,162,000	1,005,842
GS Mortgage Securities Trust,
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (c) (h)	1,357,000	1,101,549
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141% 6.291% FRN 5/15/41 (a) (c)	1,532,000	1,536,786
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (a)	880,000	$836,447
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	900,000	849,307
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.907% FRN 2/15/39 (a) (c)	3,500,000	3,469,386
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.257% FRN 2/15/39 (a) (c)	5,800,000	5,746,316
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.457% FRN 2/15/39 (a) (c)	3,200,000	3,150,733
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.036% VRN 10/13/33 (a) (c) (h)	3,300,000	3,320,002
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.015% FRN 3/15/38 (a) (c)	1,784,300	1,768,687
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	1,185,000	983,633
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	1,085,000	994,610

The accompanying notes are an integral part of the financial statements.
22

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	$767,748	$768,205
Velocity Commercial Capital Loan Trust, Series 2025-4, Class A,
5.190% VRN 9/25/55 (a) (c) (h)	2,195,335	2,177,178
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	369,734
		62,733,733
Home Equity Asset-Backed Securities — 0.7%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
5.007% FRN 10/25/35 (c)	324,094	321,787
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
5.232% FRN 11/25/33 (c)	1,119,051	1,153,520
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 4.852% FRN 1/25/36 (c)	1,220,451	1,180,143
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 4.852% FRN 2/25/36 (c)	348,046	346,877
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394%
4.552% FRN 2/25/37 (c)	3,101,842	1,987,083
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,296,097	1,291,593
		6,281,003
Other Asset-Backed Securities — 10.9%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
5.456% FRN 4/20/32 (a) (c)	1,045,734	1,045,083
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.759% FRN 7/25/37 (a) (c)	2,000,000	2,009,504
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.826% FRN 1/20/33 (a) (c)	1,750,000	1,750,742

	Principal Amount	Value
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.799% FRN 7/10/37 (a) (c)	$1,000,000	$1,005,163
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.649% FRN 4/18/35 (a) (c)	1,000,000	1,000,810
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510% 5.829% FRN 7/25/37 (a) (c)	1,700,000	1,708,371
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
5.371% FRN 10/25/38 (a) (c)	1,750,000	1,756,743
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.856% FRN 7/20/37 (a) (c)	2,000,000	2,008,976
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.918% FRN 10/15/31 (a) (c)	2,000,000	2,000,842
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,400,000	2,337,681
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.696% FRN 10/20/37 (a) (c)	3,350,000	3,358,177
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.768% FRN 7/16/37 (a) (c)	2,650,000	2,659,331
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2 6.000% 5/20/55 (a)	400,000	409,718
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (a)	2,270,000	2,251,525
DataBank Issuer LLC, Series 2021-2A, Class A2 2.400% 10/25/51 (a)	1,100,000	1,072,544
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.968% FRN 10/15/30 (a) (c)	1,850,000	1,850,594
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520% 5.846% FRN 4/20/37 (a) (c)	3,000,000	3,011,340

The accompanying notes are an integral part of the financial statements.
23

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.124% FRN 5/20/36 (a) (c)	$500,000	$500,000
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.804% FRN 11/22/31 (a) (c)	1,000,000	1,000,477
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.876% FRN 10/20/34 (a) (c)	3,000,000	2,998,602
Harbor Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.026% FRN 1/20/31 (a) (c)	1,300,000	1,301,170
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	238,291	221,735
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	281,969	258,638
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	83,911	77,594
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	259,335	244,750
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	67,458	64,035
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	492,940	478,450
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.876% FRN 7/20/36 (a) (c)	1,350,000	1,350,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,038,794	1,012,782
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
5.378% FRN 4/15/34 (a) (c)	1,833,530	1,832,721
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,722,931
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	813,800
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.669% FRN 7/18/38 (a) (c)	3,000,000	3,012,864

	Principal Amount	Value
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.898% FRN 4/15/37 (a) (c)	$2,000,000	$2,004,216
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	101,808	97,287
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	220,325	207,186
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	87,294	84,584
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.941% FRN 7/15/38 (a) (c)	2,500,000	2,518,530
OHA Credit Funding 21 Ltd., Series 2025-21A, Class A1, 3 mo. USD Term SOFR + 1.250%
5.204% FRN 10/20/38 (a) (c)	2,500,000	2,505,270
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.679% FRN 10/18/37 (a) (c)	5,000,000	5,021,820
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
5.879% FRN 7/25/37 (a) (c)	1,500,000	1,506,977
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.437% FRN 10/20/34 (a) (c)	550,000	550,400
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (a) (c)	2,000,000	2,007,500
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (a)	2,500,000	2,444,037
Series 2021-SFR10, Class F, 4.608% 12/17/40 (a)	974,668	951,790
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.716% FRN 10/20/37 (a) (c)	4,000,000	4,012,116
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.334% FRN 8/20/32 (a) (c)	2,855,827	2,859,334

The accompanying notes are an integral part of the financial statements.
24

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 5.707% FRN 4/20/34 (a) (c)	$2,435,000	$2,435,000
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.708% FRN 7/15/39 (a) (c)	2,000,000	2,004,854
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.168% FRN 1/15/37 (a) (c)	750,000	750,744
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	274,840	271,934
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	508,188	487,936
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,094,562	1,095,820
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,566,353
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,412,524	1,402,672
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	343,578	337,268
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	951,873	923,313
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.588% FRN 10/15/35 (a) (c)	4,750,000	4,758,108
		93,932,742
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/29 (a)	3,250,000	3,270,993
Student Loans Asset-Backed Securities — 2.3%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	956,024	923,192
Series 2019-A, Class C, 4.460% 12/28/48 (a)	639,061	606,849

	Principal Amount	Value
Education Loan Asset-Backed Trust I
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (c) (h)	$1,950,000	$1,814,770
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 5.471% FRN 11/25/33 (a) (c)	368,194	363,371
Series 2003-1, Class A2, 5.724% FRN 2/01/43 (a) (c) (h)	1,300,000	1,202,231
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	717,496
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,246,988
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	1,500,000	1,499,136
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.971% FRN 10/25/50 (a) (c)	975,000	938,337
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.971% FRN 5/26/54 (a) (c)	1,130,000	1,087,381
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.807% FRN 2/15/45 (c)	606,349	568,958
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (c)	1,409,044	1,333,857
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.912% FRN 1/25/55 (c)	702,078	670,853
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 6.452% FRN 7/25/73 (c)	3,735,000	3,859,269
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,488,266
		20,320,954
Whole Loan Collateral Collateralized Mortgage Obligations — 3.4%
Ajax Mortgage Loan Trust, Series 2019-F, Class A1,
2.860% STEP 7/25/59 (a)	978,564	958,654
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
4.672% FRN 3/25/46 (c)	1,125,140	1,031,928

The accompanying notes are an integral part of the financial statements.
25

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Mortgage Trust,
Series 2004-G, Class 2A7, 5.641% VRN 8/25/34 (c) (h)	$12,006	$11,941
Bear Stearns ALT-A Trust,
Series 2005-4, Class 2 5A1, 5.167% VRN 5/25/35 (c) (h)	432,388	408,795
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.614%
4.772% FRN 7/25/47 (c)	2,480,718	2,168,701
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	1,843,557	1,843,917
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,843,557	1,845,192
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
5.302% VRN 11/25/35 (c) (h)	877,232	758,607
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (c) (h)	3,938,379	3,243,624
GCAT Trust, Series 2025-INV2, Class A1, 6.000% VRN 5/25/55 (a) (c) (h)	1,624,857	1,647,834
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314%
4.448% FRN 8/19/37 (c)	2,038,753	1,743,799
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
4.792% FRN 1/25/36 (c)	1,021,302	998,418
JP Morgan Mortgage Trust,
Series 2005-A5, Class 1A2, 4.755% VRN 8/25/35 (c) (h)	51,175	50,201
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.255% VRN 4/25/34 (c) (h)	307,065	271,656
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4, 2.500% VRN 6/25/51 (a) (c) (h)	2,361,675	1,943,585
OBX Trust, Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (a) (c) (h)	3,078,970	2,643,641
PRPM Trust, Series 2025-NQM4, Class A2, 5.285% STEP 7/25/70 (a)	2,000,000	1,996,322

	Principal Amount	Value
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484% 4.642% FRN 8/25/36 (c)	$403,871	$358,438
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1 6.250% 12/25/36	1,759,322	1,245,273
Sequoia Mortgage Trust,
Series 2025-6, Class A5, 5.500% VRN 7/25/55 (a) (c) (h)	1,602,505	1,612,559
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 4.892% FRN 1/25/45 (c)	281,394	276,976
Series 2005-7, Class 4CB, 7.000% 8/25/35	1,920,038	1,623,375
Wells Fargo Mortgage-Backed Securities Trust
Series 2019-1, Class A1, 3.920% VRN 11/25/48 (a) (c) (h)	16,943	16,100
Series 2007-AR3, Class A4, 6.288% VRN 4/25/37 (c) (h)	406,754	359,577
		29,059,113
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $237,866,679)		228,538,145
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
2.659% 5/24/31	213,000	189,229
4.750% 3/08/44	1,778,000	1,477,074
4.875% 5/19/33	200,000	193,486
		1,859,789
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,192,690)		1,859,789
U.S. Government Agency Obligations and Instrumentalities (i) — 24.0%
Pass-Through Securities — 24.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,739,703	3,062,697
Pool #RA4255 2.000% 1/01/51	7,617,422	6,257,469
Pool #SD8199 2.000% 3/01/52	1,954,404	1,584,104
Pool #SD8147 2.500% 5/01/51	2,752,431	2,335,278
Pool #RA5576 2.500% 7/01/51	6,109,595	5,239,005
Pool #SD8189 2.500% 1/01/52	1,950,657	1,650,752

The accompanying notes are an integral part of the financial statements.
26

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD7226 2.500% 5/01/52	$21,434,540	$18,306,533
Pool #G08715 3.000% 8/01/46	967,071	873,729
Pool #G08726 3.000% 10/01/46	1,748,576	1,579,802
Pool #G08732 3.000% 11/01/46	1,240,793	1,121,030
Pool #G08741 3.000% 1/01/47	842,469	760,363
Pool #SD0905 3.000% 3/01/52	2,929,497	2,607,897
Pool #SD3016 3.000% 6/01/52	1,771,904	1,566,172
Pool #G07848 3.500% 4/01/44	3,118,747	2,961,871
Pool #G60138 3.500% 8/01/45	1,808,650	1,707,529
Pool #G67707 3.500% 1/01/48	1,192,381	1,120,964
Pool #RA2483 3.500% 6/01/50	4,088,983	3,775,325
Pool #SD1523 4.000% 8/01/52	4,073,074	3,876,704
Pool #SD5202 4.000% 10/01/52	3,369,065	3,177,156
Pool #SD4364 5.500% 10/01/53	4,484,349	4,564,060
Federal National Mortgage Association
Pool #MA4158 2.000% 10/01/50	2,481,952	2,021,005
Pool #BT9728 2.000% 10/01/51	4,329,057	3,510,186
Pool #MA4577 2.000% 4/01/52	5,930,208	4,806,614
Pool #CB0414 2.500% 5/01/51	5,514,198	4,699,156
Pool #FM8596 2.500% 9/01/51	1,877,549	1,610,006
Pool #FS3035 2.500% 4/01/52	6,824,452	5,862,662
Pool #MA3029 3.000% 6/01/32	987,980	962,950
Pool #MA3090 3.000% 8/01/32	344,152	335,262
Pool #MA1607 3.000% 10/01/33	1,172,974	1,130,666
Pool #BN7755 3.000% 9/01/49	1,352,039	1,214,914
Pool #BO2259 3.000% 10/01/49	2,410,157	2,161,198
Pool #FS1075 3.000% 3/01/52	2,995,796	2,671,598
Pool #CB3304 3.000% 4/01/52	4,688,414	4,176,651
Pool #CB3305 3.000% 4/01/52	5,652,794	5,030,464
Pool #MA1148 3.500% 8/01/42	1,733,643	1,639,342
Pool #MA1356 3.500% 2/01/43	2,645,311	2,497,079
Pool #CA3633 3.500% 6/01/49	514,175	478,430
Pool #CA6096 3.500% 6/01/50	5,567,259	5,122,808
Pool #CB3842 3.500% 6/01/52	8,817,238	8,127,108
Pool #CB3866 4.500% 6/01/52	4,537,918	4,439,947
Pool #BW9897 4.500% 10/01/52	1,746,497	1,700,277
Pool #CB6854 4.500% 8/01/53	2,291,570	2,237,800
Pool #MA5107 5.500% 8/01/53	1,809,788	1,830,647
Pool #FA0095 6.000% 12/01/54	9,598,973	9,878,143
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,129,141	1,915,948
Pool #MA6283 3.000% 11/20/49	3,869,362	3,467,407
Pool #MA6409 3.000% 1/20/50	4,040,883	3,621,111
Pool #MA4321 3.500% 3/20/47	2,408,780	2,243,904
Pool #MA8647 5.000% 2/20/53	3,280,130	3,283,797
Pool #MA8725 5.000% 3/20/53	3,335,963	3,338,650
Pool #MA8947 5.000% 6/20/53	1,878,294	1,879,220

	Principal Amount	Value
Pool #MB0025 5.000% 11/20/54	$1,925,647	$1,916,366
Pool #MA8429 5.500% 11/20/52	5,012,390	5,080,715
Pool #MA8648 5.500% 2/20/53	1,246,845	1,263,452
Pool #MA8801 5.500% 4/20/53	3,972,420	4,024,086
Pool #MA8879 5.500% 5/20/53	3,566,627	3,613,015
Pool #MA8948 5.500% 6/20/53	1,140,634	1,155,469
Pool #MA9171 5.500% 9/20/53	3,298,705	3,337,485
Pool #MA9241 5.500% 10/20/53	2,970,048	3,008,677
Uniform Mortgage-Backed Security, TBA
5.000% 10/01/39 (f)	12,800,000	12,935,000
5.500% 10/01/39 (f)	5,500,000	5,621,816
		207,979,471
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $217,009,247)		207,979,471
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bonds & Notes — 9.1%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	19,950,000	12,722,243
4.625% 11/15/44	7,000,000	6,935,163
4.875% 8/15/45	6,935,000	7,087,787
U.S. Treasury Notes
3.625% 8/31/30	21,585,000	21,476,471
3.875% 8/31/32	17,760,000	17,709,680
4.875% 5/31/26	12,600,000	12,683,069
		78,614,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,548,424)		78,614,413
TOTAL BONDS & NOTES (Cost $869,286,873)		853,396,253
TOTAL LONG-TERM INVESTMENTS (Cost $869,286,873)		853,396,253
Short-Term Investments — 2.9%
Commercial Paper — 0.7%
Alimentation Couche-Tard, Inc.
4.305% 10/08/25 (a)	6,000,000	5,994,221
		5,994,221

Number of Shares
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (k)	17,724,813	17,724,813

The accompanying notes are an integral part of the financial statements.
27

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (l)	$1,362,487	$1,362,487
TOTAL SHORT-TERM INVESTMENTS (Cost $25,082,353)		25,081,521
TOTAL INVESTMENTS — 101.5% (Cost $894,369,226) (m)		878,477,774
Other Assets/ (Liabilities) — (1.5)%		(13,091,326)
NET ASSETS — 100.0%		$865,386,448

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $298,198,696 or 34.46% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $23,756,044 or 2.75% of net assets. The Fund received $6,569,607 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is perpetual and has no stated maturity date.
(e)
Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $1,268,458 or 0.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $2,265,569 or 0.26% of net assets.

(h)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(l)
Maturity value of $1,362,581. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $1,389,783.

(m)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	81.8%
Cayman Islands	8.0%
United Kingdom	2.6%
Canada	2.3%
Bermuda	0.6%
Australia	0.5%
France	0.5%
Germany	0.4%
Netherlands	0.4%
Mexico	0.4%
Finland	0.4%
Switzerland	0.3%
Ireland	0.2%
Denmark	0.1%
Brazil	0.1%
Hungary	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
28

MassMutual Core Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/25	342	$39,490,807	$384,256
U.S. Treasury Note 10 Year	12/19/25	187	20,997,658	39,842
U.S. Treasury Ultra Bond	12/19/25	275	33,024,574	(7,386)
U.S. Treasury Note 2 Year	12/31/25	507	105,779,456	(121,448)
				$295,264
Short
U.S. Treasury Ultra 10 Year	12/19/25	7	$(813,398)	$7,851
U.S. Treasury Note 5 Year	12/31/25	195	(21,368,485)	75,399
				$83,250

The accompanying notes are an integral part of the financial statements.
29

MassMutual Diversified Bond Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 98.1%
Corporate Debt — 41.1%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV 5.980% 2/11/35	$75,000	$79,566
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	34,670	34,487
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	114,714
5.730% 9/05/30	200,000	201,646
General Motors Co. 5.200% 4/01/45	100,000	90,083
Stellantis Finance US, Inc. 6.375% 9/12/32 (a) (b)	350,000	364,870
		771,313
Banks — 8.1%
Bank of America Corp.
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	170,000	158,829
5 yr. CMT + 2.351% 6.250% VRN (c) (d)	160,000	162,044
Bank of Nova Scotia 5 yr. CMT + 2.903% 7.350% VRN 4/27/85 (c)	320,000	333,861
Barclays PLC 5 yr. CMT + 3.410% 4.375% VRN (b) (c) (d)	375,000	359,749
BNP Paribas SA 5 yr. CMT + 3.340% 4.625% VRN (a) (c) (d)	375,000	342,376
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c) (d)	140,000	142,137
10 yr. CMT + 2.757% 7.000% VRN (c) (d)	101,000	107,277
First Citizens BancShares, Inc. 5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (c)	160,000	159,577
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461% 6.850% VRN (c) (d)	285,000	296,037
HSBC Holdings PLC
6.500% 9/15/37	125,000	134,270
5 yr. CMT + 2.635% 6.950% VRN (c) (d)	300,000	313,676
Huntington Bancshares, Inc. 5 yr. CMT + 1.700% 6.141% VRN 11/18/39 (c)	140,000	145,686

	Principal Amount	Value
ING Groep NV 5 yr. CMT + 2.862% 3.875% VRN (b) (c) (d)	$400,000	$383,482
JP Morgan Chase & Co. 5 yr. CMT + 2.152% 6.500% VRN (c) (d)	200,000	207,027
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c) (d)	205,000	221,495
Mitsubishi UFJ Financial Group, Inc. 5 yr. CMT + 2.070%
6.350% VRN (c) (d)	200,000	204,170
Morgan Stanley 1 day USD SOFR + 1.360%
2.484% VRN 9/16/36 (c)	210,000	182,412
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (c) (d)	375,000	395,357
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c) (d)	300,000	303,107
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	200,000	206,300
State Street Corp. 5 yr. CMT + 2.135%
6.450% VRN (b) (c) (d)	185,000	190,877
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	405,000	420,181
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%
7.000% VRN (a) (c) (d)	254,000	260,287
		5,630,214
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	94,461
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	81,000	82,966
Chemicals — 0.7%
Celanese US Holdings LLC
6.850% STEP 11/15/28	160,000	166,037
Dow Chemical Co.
5.600% 2/15/54	67,000	60,628
Huntsman International LLC
2.950% 6/15/31	325,000	274,213
		500,878

The accompanying notes are an integral part of the financial statements.
30

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
Triton Container International Ltd.
3.150% 6/15/31 (a)	$46,000	$41,021
Computers — 0.2%
Hewlett Packard Enterprise Co.
4.400% 10/15/30	107,000	106,350
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c)	150,000	154,746
Ally Financial, Inc. 7 yr. CMT + 3.481% 4.700% VRN (c) (d)	120,000	110,593
American Express Co. 5 yr. CMT + 2.854% 3.550% VRN (c) (d)	150,000	147,133
Apollo Global Management, Inc.
5.800% 5/21/54	106,000	107,419
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	370,000	364,063
BGC Group, Inc.
6.600% 6/10/29	425,000	442,024
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c) (d)	190,000	187,863
		1,513,841
Electric — 1.4%
AES Corp. 5 yr. CMT + 2.890%
6.950% VRN 7/15/55 (c)	67,000	65,752
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (a)	417,000	427,396
Edison International 5 yr. CMT + 3.901%
5.000% VRN (c) (d)	75,000	71,062
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	210,000	204,784
Pacific Gas & Electric Co.
4.300% 3/15/45	70,000	56,160
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54 (c)	147,000	152,317
		977,471
Entertainment — 0.3%
Warnermedia Holdings, Inc. 4.279% 3/15/32 (b)	215,000	196,994

	Principal Amount	Value
Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250% 11/15/53	$115,000	$131,873
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	165,000	144,534
		276,407
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	175,000	162,616
3.000% 10/15/30	175,000	156,369
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	384,813
UnitedHealth Group, Inc.
5.750% 7/15/64	53,000	52,767
		756,565
Insurance — 8.2%
Allianz SE
5 yr. CMT + 2.973% 3.500% VRN (a) (c) (d)	176,000	174,675
5 yr. CMT + 2.317% 6.550% VRN (a) (c) (d)	200,000	206,480
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.411% VRN 8/15/53 (c)	155,000	155,247
American National Group, Inc.
6.000% 7/15/35	165,000	168,441
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (c)	160,000	164,892
Ascot Group Ltd.
4.250% 12/15/30 (a)	200,000	181,928
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	66,000	68,796
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	54,000	56,518
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	145,000	146,303
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	175,000	169,858
Belrose Funding Trust II
6.792% 5/15/55 (a)	175,000	189,514
Brighthouse Financial, Inc.
3.850% 12/22/51	255,000	168,072
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	265,000	271,749

The accompanying notes are an integral part of the financial statements.
31

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (c)	$143,000	$141,967
Enstar Group Ltd.
3.100% 9/01/31	200,000	178,630
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.407% FRN 1/08/42 (a) (c)	900,000	899,901
Fortitude Global Funding
4.625% 10/06/28 (a) (e)	71,000	71,045
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	169,000	175,472
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	420,000	413,739
6.750% 3/15/54 (a)	36,000	38,062
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	365,000	358,500
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (c) (d) (f)	169,000	181,741
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	251,671
Omnis Funding Trust
6.722% 5/15/55 (a)	165,000	177,977
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	350,000	341,488
USF&G Capital I
8.500% 12/15/45 (a)	95,000	100,905
Vitality Re XVI Ltd. 3 mo. U.S. T-Bill Rate + 1.750%
5.654% FRN 1/08/30 (a) (c)	302,000	302,060
		5,755,631
Investment Companies — 3.5%
Antares Holdings LP
6.500% 2/08/29 (a)	325,000	332,255
Apollo Debt Solutions BDC
6.550% 3/15/32 (a)	98,000	102,840
ARES Capital Corp.
5.875% 3/01/29	92,000	94,655
ARES Strategic Income Fund
6.350% 8/15/29	250,000	258,978
Blackstone Private Credit Fund
5.050% 9/10/30	160,000	158,138
Blackstone Secured Lending Fund
5.300% 6/30/30	300,000	302,104
Blue Owl Capital Corp.
8.450% 11/15/26	280,000	290,069

	Principal Amount	Value
Blue Owl Credit Income Corp.
5.800% 3/15/30 (b)	$160,000	$162,248
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (b)	112,000	115,552
Golub Capital BDC, Inc.
6.000% 7/15/29	258,000	263,629
HPS Corporate Lending Fund
5.450% 1/14/28	290,000	292,637
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	79,000	81,406
		2,454,511
Leisure Time — 0.2%
Sabre GLBL, Inc.
10.750% 11/15/29 (a)	163,000	157,523
Media — 0.6%
Paramount Global 5 yr. CMT + 3.999%
6.375% VRN 3/30/62 (c)	179,000	178,701
Time Warner Cable LLC
4.500% 9/15/42	80,000	64,278
5.875% 11/15/40	150,000	143,381
		386,360
Mining — 0.5%
Novelis Corp.
3.875% 8/15/31 (a)	360,000	328,208
Oil & Gas — 5.1%
Antero Resources Corp.
7.625% 2/01/29 (a)	44,000	44,841
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (c) (d)	240,000	248,580
Continental Resources, Inc.
5.750% 1/15/31 (a)	165,000	170,154
Helmerich & Payne, Inc.
5.500% 12/01/34 (b)	355,000	347,841
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (a)	593,000	579,531
Occidental Petroleum Corp.
6.050% 10/01/54	137,000	133,686
7.875% 9/15/31	250,000	284,262
Ovintiv, Inc.
6.250% 7/15/33	230,000	242,608
6.500% 2/01/38	120,000	126,107
7.100% 7/15/53	195,000	210,574
Parkland Corp.
6.625% 8/15/32 (a)	315,000	323,682

The accompanying notes are an integral part of the financial statements.
32

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.950% 2/01/28	$175,000	$170,936
7.150% 10/01/33 (b)	135,000	143,017
Petroleos Mexicanos
5.350% 2/12/28	150,000	149,361
6.375% 1/23/45	35,000	28,448
Phillips 66 Co. 5 yr. CMT + 2.166%
6.200% VRN 3/15/56 (c)	105,000	105,281
Santos Finance Ltd.
6.875% 9/19/33 (a)	225,000	247,450
		3,556,359
Oil & Gas Services — 0.1%
NOV, Inc.
3.950% 12/01/42 (b)	114,000	88,649
Pharmaceuticals — 0.8%
CVS Health Corp.
5.050% 3/25/48	85,000	75,628
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	146,000	153,262
CVS Pass-Through Trust
5.926% 1/10/34 (a)	133,542	135,707
7.507% 1/10/32 (a)	9,001	9,592
Utah Acquisition Sub, Inc.
5.250% 6/15/46	180,000	149,576
		523,765
Pipelines — 1.3%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	160,000	166,260
Energy Transfer LP
5.950% 5/15/54	63,000	61,011
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (c)	165,000	164,227
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (c)	102,000	101,303
ONEOK, Inc.
6.250% 10/15/55	160,000	162,483
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.583% VRN (c) (d)	120,000	120,180
Venture Global LNG, Inc. 5 yr. CMT + 5.440%
9.000% VRN (a) (c) (d)	150,000	148,662
		924,126
Real Estate Investment Trusts (REITS) — 2.4%
Broadstone Net Lease LLC
2.600% 9/15/31	200,000	175,127
5.000% 11/01/32	43,000	42,743

	Principal Amount	Value
EPR Properties
3.600% 11/15/31	$215,000	$198,427
3.750% 8/15/29	95,000	91,457
Essential Properties LP
5.400% 12/01/35	153,000	153,574
Piedmont Operating Partnership LP
9.250% 7/20/28 (b)	223,000	247,618
Service Properties Trust
4.950% 10/01/29 (b)	590,000	519,996
Store Capital LLC
4.625% 3/15/29	235,000	233,403
		1,662,345
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	225,000	239,041
Software — 0.2%
Oracle Corp.
6.100% 9/26/65	160,000	159,705
Telecommunications — 1.6%
AT&T, Inc.
3.550% 9/15/55	219,000	150,917
Consolidated Communications, Inc.
6.500% 10/01/28 (a)	261,000	265,241
Level 3 Financing, Inc.
4.000% 4/15/31 (a)	103,000	88,555
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	326,955
T-Mobile USA, Inc.
6.000% 6/15/54	85,000	88,007
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (a)	200,000	188,249
		1,107,924
Venture Capital — 0.4%
Hercules Capital, Inc.
2.625% 9/16/26	168,000	165,002
6.000% 6/16/30	125,000	127,494
		292,496
TOTAL CORPORATE DEBT (Cost $28,401,535)		28,699,177
Non-U.S. Government Agency Obligations — 21.4%
Commercial Mortgage-Backed Securities — 5.4%
Bank
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (c) (g)	500,000	367,963

The accompanying notes are an integral part of the financial statements.
33

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-BN17, Class C, 4.660% VRN 4/15/52 (c) (g)	$331,000	$290,167
Benchmark Mortgage Trust, Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (c) (g)	500,000	338,463
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	189,694
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	408,181
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (c) (g)	198,187	200,848
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (c) (g)	197,481	200,127
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (c) (g)	395,207	406,846
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.015% FRN 3/15/38 (a) (c)	302,400	299,754
RFR Trust, Series 2025-SGRM, Class C,
6.013% VRN 3/11/41 (a) (c) (g)	300,000	304,597
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%
6.256% FRN 2/25/32 (a) (c)	230,324	229,327
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (c) (g)	64,679	62,161
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 6.666% FRN 5/15/31 (a) (c)	461,000	459,885
		3,758,013
Home Equity Asset-Backed Securities — 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.779% FRN 10/25/34 (c)	38,376	37,481
Other Asset-Backed Securities — 11.0%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.522% FRN 4/17/38 (a) (c)	500,000	500,333

	Principal Amount	Value
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.768% FRN 7/16/37 (a) (c)	$500,000	$501,760
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.676% FRN 4/20/34 (a) (c)	500,000	500,383
Goodgreen Trust
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	74,358	60,779
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	325,491	237,610
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	32,399	30,148
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	47,916	43,952
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	18,098	16,736
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	35,010	33,708
HINNT LLC, Series 2025-A, Class D
8.220% 3/15/44 (a)	581,416	582,845
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	199,863
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	113,906	99,268
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150%
5.469% FRN 1/25/38 (a) (c)	500,000	500,056
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	25,244	24,972
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	14,549	14,097
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.818% FRN 10/16/35 (a) (c)	500,000	499,782
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.456% FRN 4/20/38 (a) (c)	500,000	499,729

The accompanying notes are an integral part of the financial statements.
34

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 5.418% FRN 1/15/37 (a) (c)	$500,000	$500,515
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.768% FRN 1/15/37 (a) (c)	500,000	499,731
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.437% FRN 10/20/34 (a) (c)	250,000	250,182
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	325,542
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	130,590	107,870
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
6.185% FRN 5/20/31 (a) (c)	250,000	250,466
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.476% FRN 1/20/38 (a) (c)	500,000	499,759
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	214,857	203,915
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	93,434	89,710
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	114,526	112,423
Wise CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.330%
5.479% FRN 10/20/38 (a) (c)	500,000	501,392
		7,687,526
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	128,343	122,408
Series 2019-A, Class C, 4.460% 12/28/48 (a)	95,541	90,725
Series 2019-A, Class D, 5.500% 12/28/48 (a)	67,135	59,909
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,981

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42 (c) (h)	$233,100	$211,139
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	137,602
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 5.671% FRN 3/25/67 (a) (c)	250,000	232,322
Nelnet Student Loan Trust
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.881% FRN 6/25/41 (c)	53,752	48,543
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 5.471% FRN 11/25/36 (a) (c)	200,000	198,313
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 5.471% FRN 6/25/42 (a) (c)	150,000	146,491
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 5.471% FRN 7/26/49 (a) (c)	250,000	229,259
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.971% FRN 6/25/41 (a) (c)	100,000	97,846
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.802% FRN 1/25/70 (c)	73,692	69,380
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (c)	105,678	100,039
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.892% FRN 1/25/44 (c)	136,541	129,746
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.072% FRN 10/25/64 (c)	46,995	44,254
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	177,110
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
5.772% FRN 1/25/36 (c)	6,958	6,955
		2,133,022

The accompanying notes are an integral part of the financial statements.
35

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.641% VRN 8/25/34 (c) (g)	$1,920	$1,910
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (c) (g)	1,600,000	1,306,482
		1,308,392
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,855,881)		14,924,434
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	174,000	144,550
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $193,055)		144,550
U.S. Government Agency Obligations and Instrumentalities (i) — 22.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	1,270	1,316
Pass-Through Securities — 22.2%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	398,209	326,120
Pool #RA4255 2.000% 1/01/51	805,366	661,583
Pool #SD0905 3.000% 3/01/52	593,316	528,182
Pool #SD1523 4.000% 8/01/52	860,509	819,022
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	379,120	325,097
Pool #FS3035 2.500% 4/01/52	1,269,666	1,090,728
Pool #MA3029 3.000% 6/01/32	139,916	136,372
Pool #MA3090 3.000% 8/01/32	58,331	56,824
Pool #AR3007 3.000% 2/01/43	73,137	67,372
Pool #FS1075 3.000% 3/01/52	606,743	541,083
Pool #CB3304 3.000% 4/01/52	953,576	849,488
Pool #AS1304 3.500% 12/01/28	25,495	25,302
Pool #MA1356 3.500% 2/01/43	350,398	330,763
Pool #FM4017 3.500% 8/01/50	44,307	40,853
Pool #CB3842 3.500% 6/01/52	1,869,773	1,723,425
Pool #CB3866 4.500% 6/01/52	669,529	655,074
Pool #AD6437 5.000% 6/01/40	18,041	18,379
Pool #AD6996 5.000% 7/01/40	121,080	123,363

	Principal Amount	Value
Pool #AL8173 5.000% 2/01/44	$47,388	$48,301
Pool #CB9465 5.000% 11/01/54	661,328	662,060
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	229	235
Pool #587280 6.500% 9/15/32	87	89
Pool #550659 6.500% 9/15/35	38,031	39,577
Pool #538689 6.500% 12/15/35	2,664	2,784
Pool #780651 7.000% 10/15/27	73	73
Pool #462384 7.000% 11/15/27	43	44
Pool #482668 7.000% 8/15/28	142	144
Pool #423836 8.000% 8/15/26	19	19
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	357,839	322,008
Pool #MA6283 3.000% 11/20/49	647,979	580,666
Pool #MA6409 3.000% 1/20/50	679,308	608,741
Pool #MA4321 3.500% 3/20/47	426,555	397,358
Pool #MB0025 5.000% 11/20/54	1,155,388	1,149,820
Uniform Mortgage-Backed Security, TBA
5.000% 10/01/39 (e)	1,800,000	1,818,984
5.500% 10/01/39 (e)	1,500,000	1,533,223
		15,483,156
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,455,103)		15,484,472
U.S. Treasury Obligations — 13.2%
U.S. Treasury Bonds & Notes — 13.2%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	2,390,000	1,524,118
4.125% 8/15/44	1,950,000	1,810,139
4.625% 2/15/55	1,000,000	982,662
U.S. Treasury Notes
1.250% 3/31/28	3,700,000	3,492,040
4.000% 3/31/30	1,400,000	1,416,057
		9,225,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,209,451)		9,225,016
TOTAL BONDS & NOTES (Cost $70,115,025)		68,477,649

The accompanying notes are an integral part of the financial statements.
36

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equities — 0.2%
Preferred Stock — 0.2%
Financials — 0.2%
KKR & Co., Inc. 6.875% Series T	7,000	$181,650
TOTAL PREFERRED STOCK (Cost $175,000)		181,650
TOTAL EQUITIES (Cost $175,000)		181,650
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $843)		337
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29,
Strike 0.09 (k) (l) (m)	150	3,458
TOTAL WARRANTS (Cost $0)		3,458
TOTAL LONG-TERM INVESTMENTS (Cost $70,290,868)		68,663,094
Short-Term Investments — 5.0%
Investment of Cash Collateral from Securities Loaned — 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (n)	2,849,748	2,849,748

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (o)	$615,652	615,652
TOTAL SHORT-TERM INVESTMENTS (Cost $3,465,400)		3,465,400
TOTAL INVESTMENTS — 103.3% (Cost $73,756,268) (p)		72,128,494
Other Assets/(Liabilities) — (3.3)%		(2,329,382)
NET ASSETS — 100.0%		$69,799,112

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $23,007,774 or 32.96% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $3,735,146 or 5.35% of net assets. The Fund received $970,911 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)
Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $181,741 or 0.26% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

The accompanying notes are an integral part of the financial statements.
37

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(h)
LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on September 30, 2025. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $3,458 or 0.00% of net assets.

(l)	Non-income producing security.
(m)	Investment is valued using significant unobservable inputs.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(o)
Maturity value of $615,695. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $628,096.

(p)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	79.1%
Cayman Islands	8.7%
United Kingdom	3.6%
Canada	2.0%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.5%
Finland	0.4%
Switzerland	0.4%
Australia	0.4%
Japan	0.3%
Ireland	0.2%
Brazil	0.1%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
GBP Call USD Put	Bank of America N.A.*	1/05/26	1.40	100,000	GBP	100,000	$337	$843	$(506)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
CLP Call USD Put	Bank of America N.A.*	12/12/25	915.00	238,000,000	CLP	238,000,000	$(1,311)	$(2,542)	$1,231
USD Call CHF Put	Bank of America N.A.*	8/17/26	0.83	100,000	USD	100,000	(461)	(700)	239
GPB Call USD Put	Barclays Bank PLC*	1/05/26	1.40	100,000	GBP	100,000	(337)	(1,462)	1,125
GBP Call USD Put	Canadian Imperial Bank of Commerce*	12/19/25	1.40	250,000	GBP	250,000	(664)	(1,153)	489
GBP Call USD Put	Canadian Imperial Bank of Commerce*	3/19/26	1.40	250,000	GBP	250,000	(1,950)	(2,655)	705
TRY Call USD Put	Citibank N.A.*	12/08/25	43.65	4,250,000	TRY	4,250,000	(1,595)	(1,041)	(554)
EUR Call NOK Put	Citibank N.A.*	5/15/26	12.44	100,000	EUR	100,000	(1,055)	(1,707)	652
EUR Call ILS Put	Goldman Sachs International*	12/11/25	4.00	200,000	EUR	200,000	(2,144)	(2,832)	688
NOK Call KRW Put	JP Morgan Chase Bank N.A.*	1/19/26	140.00	2,600,000	NOK	2,600,000	(5,059)	(2,036)	(3,023)
							$(14,576)	$(16,128)	$1,552

The accompanying notes are an integral part of the financial statements.
38

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put CHF Call	Bank of America N.A.*	11/17/25	0.77	100,000	USD	100,000	$(302)	$(600)	$298
CLP Put USD Call	Bank of America N.A.*	12/12/25	1,000.00	238,000,000	CLP	238,000,000	(2,362)	(2,275)	(87)
USD Put CHF Call	Bank of America N.A.*	2/17/26	0.75	100,000	USD	100,000	(506)	(720)	214
USD Put CHF Call	Bank of America N.A.*	8/17/26	0.72	100,000	USD	100,000	(810)	(960)	150
							$(3,980)	$(4,555)	$575

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	10/08/25	UGX	368,364,000	USD	101,702	$3,914
BNP Paribas SA*	11/10/25	USD	377,808	HKD	2,915,000	2,883
BNP Paribas SA*	1/21/26	GBP	41,026	EUR	47,300	(705)
Canadian Imperial Bank of Commerce*	11/10/25	USD	253,262	ZAR	4,552,500	(9,631)
Canadian Imperial Bank of Commerce*	12/15/25	USD	180,000	INR	15,975,558	821
Citibank N.A.*	10/08/25	USD	157,930	UGX	551,764,000	(270)
Citibank N.A.*	11/10/25	NGN	284,660,000	USD	184,067	4,432
Citibank N.A.*	11/10/25	USD	279,224	TWD	8,274,000	6,943
Citibank N.A.*	11/19/25	EGP	2,964,438	USD	60,000	528
Citibank N.A.*	11/25/25	USD	255,051	VND	6,769,100,000	(653)
Citibank N.A.*	1/02/26	UGX	914,215,000	USD	258,582	328
Citibank N.A.*	1/20/26	KES	1,872,991	USD	13,393	934
Citibank N.A.*	9/29/26	USD	253,793	EGP	14,297,759	(4,033)
Citibank N.A.*	12/08/25	BRL	2,061,000	USD	351,790	29,394
Citibank N.A.*	12/17/25	EGP	14,954,940	USD	300,000	1,502
Deutsche Bank AG*	11/24/25	HUF	86,608,000	EUR	216,966	4,341
Deutsche Bank AG*	12/15/25	USD	255,000	IDR	4,202,527,500	3,004
Goldman Sachs International*	11/07/25	USD	358,077	TRY	15,592,500	(6,074)
Goldman Sachs International*	11/19/25	USD	204,603	DOP	13,022,000	(2,597)
Goldman Sachs International*	11/19/25	USD	92,000	KRW	127,327,650	1,040
Goldman Sachs International*	12/08/25	MXN	5,883,900	USD	301,487	17,508
Goldman Sachs International*	12/08/25	BRL	169,800	USD	29,806	1,599
Goldman Sachs International*	12/09/25	COP	1,000,000,000	CAD	330,033	14,864
Goldman Sachs International*	12/16/25	USD	256,780	JPY	37,438,000	1,704
HSBC Bank PLC*	11/07/25	TRY	15,592,500	USD	353,618	10,533
HSBC Bank PLC*	12/12/25	TRY	6,886,500	USD	154,151	2,207
JP Morgan Chase Bank N.A.*	10/06/25	NGN	48,580,294	USD	30,174	2,515
JP Morgan Chase Bank N.A.*	10/10/25	USD	377,344	CNH	2,694,000	(594)
JP Morgan Chase Bank N.A.*	10/10/25	USD	247,709	KRW	342,780,000	3,317
JP Morgan Chase Bank N.A.*	10/14/25	NGN	48,580,294	USD	29,988	2,574
JP Morgan Chase Bank N.A.*	10/20/25	USD	253,145	EUR	216,500	(1,316)
JP Morgan Chase Bank N.A.*	11/03/25	NGN	29,645,371	USD	16,940	2,751
JP Morgan Chase Bank N.A.*	11/10/25	NGN	19,316,320	USD	10,913	1,878
JP Morgan Chase Bank N.A.*	11/10/25	USD	206,230	RON	908,000	(3,032)
JP Morgan Chase Bank N.A.*	1/20/26	KES	9,959,000	USD	75,447	732
JP Morgan Chase Bank N.A.*	1/21/26	GBP	150,858	EUR	172,600	(1,023)

The accompanying notes are an integral part of the financial statements.
39

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Standard Chartered Bank*	10/08/25	UGX	183,400,000	USD	50,944	$1,640
Standard Chartered Bank*	1/20/26	KES	21,957,800	USD	166,311	1,651
						$95,609

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/25	20	$2,297,903	$33,972
U.S. Treasury Note 10 Year	12/19/25	11	1,234,567	2,933
U.S. Treasury Ultra Bond	12/19/25	13	1,531,123	29,690
U.S. Treasury Note 2 Year	12/31/25	14	2,918,372	(794)
				$65,801
Short
U.S. Treasury Ultra 10 Year	12/19/25	6	$(683,745)	$(6,724)
U.S. Treasury Note 5 Year	12/31/25	21	(2,301,404)	8,302
				$1,578

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
RON	New Romanian Leu
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
VND	Vietnamese Dong
ZAR	South African Rand
UGX	Uganda Shilling

The accompanying notes are an integral part of the financial statements.
40

MassMutual High Yield Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
EQUITIES — 0.0%
PREFERRED STOCK — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	4,266	$97,052
Veritas Kapital Assurance PLC, Series G-1 (a)	2,948	67,067
		164,119
TOTAL PREFERRED STOCK (Cost $113,149)		164,119
TOTAL EQUITIES (Cost $113,149)		164,119

	Principal Amount
Bonds & Notes — 97.6%
Bank Loans — 10.7%
Advertising — 1.0%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.602% VRN 6/18/29 (b)	$2,621,517	2,501,739
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.429% VRN 4/11/29 (b)	2,507,600	2,384,427
		4,886,166
Chemicals — 0.1%
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.728% VRN 4/23/29 (b)	497,487	400,791
Commercial Services — 0.7%
ION Platform Finance US, Inc., USD Term Loan, 0.000% 9/30/32 (c)	1,651,000	1,634,490
Upbound Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.884% VRN 8/13/32 (b)	1,514,493	1,510,707
		3,145,197
Computers — 0.3%
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.752% VRN 6/30/32 (c)	1,567,419	1,564,974
Electric — 0.8%
Astoria Energy LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750% 6.752% - 6.913% VRN 6/23/32 (b)	1,533,532	1,536,308

	Principal Amount	Value
Invenergy Thermal Operating I LLC
2025 Term Loan C, 3 mo. USD Term SOFR + 3.500% 7.502% VRN 5/17/32 (b)	$161,519	$162,461
2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.616% VRN 5/17/32 (b)	2,083,108	2,095,252
		3,794,021
Energy - Alternate Sources — 0.3%
Bayonne Energy Center LLC, Term Loan B,
0.000% 10/01/32 (c)	1,267,364	1,264,196
Entertainment — 0.5%
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.663% VRN 4/26/30 (b)	1,160,633	1,147,575
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.240% VRN 8/01/30 (b)	1,142,094	1,112,651
		2,260,226
Health Care - Services — 2.1%
Aveanna Healthcare LLC, 2025 Term Loan B,
0.000% 9/17/32 (c)	1,261,874	1,260,297
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.068% VRN 5/19/31 (b)	3,573,997	3,564,705
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.263% VRN 3/12/28 (b)	1,246,736	1,158,106
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.513% VRN 2/23/29 (b)	1,828,061	1,210,322
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.502% VRN 6/30/32 (b)	2,234,841	2,227,399
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.796% VRN 6/30/28 (b)	542,227	540,758
		9,961,587

The accompanying notes are an integral part of the financial statements.
41

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.4%
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
7.778% VRN 12/17/27 (b)	$900,317	$850,800
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
7.778% VRN 12/17/27 (b)	1,344,381	1,270,440
		2,121,240
Media — 0.4%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.663% VRN 6/30/28 (b)	2,052,848	2,070,810
Oil & Gas — 0.6%
CVR Energy, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.002% VRN 12/30/27 (b)	2,824,415	2,824,415
Packaging & Containers — 1.0%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.058% VRN 10/18/31 (b)	760,001	714,400
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.320% VRN 5/05/29 (b)	2,085,617	2,081,717
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.752% VRN 9/15/28 (b) (c)	2,258,318	2,215,026
		5,011,143
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
10.413% VRN 10/08/30 (b)	1,977,612	1,946,089
Pipelines — 0.3%
Stonepeak Bayou Holdings LP, Term Loan B,
0.000% 9/24/32 (c)	1,457,578	1,453,934
Real Estate — 0.3%
Hill Top Energy Center LLC, Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.413% VRN 6/26/32 (b)	1,380,027	1,380,027

	Principal Amount	Value
Retail — 0.5%
QXO, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.163% VRN 4/30/32 (b)	$502,679	$506,494
Splat Super Holdco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 5.000%
9.163% VRN 7/02/32 (b)	1,870,187	1,836,524
		2,343,018
Software — 0.7%
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.949% VRN 7/30/32 (b)	2,335,349	2,271,127
MedAssets Software Intermediate Holdings, Inc., 2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
8.003% VRN 12/15/28 (b)	1,217,932	1,177,594
		3,448,721
Telecommunications — 0.3%
Zayo Group Holdings, Inc., 2025 USD Term Loan, 3 mo. USD Term SOFR + 3.610%
7.612% VRN 3/11/30 (b)	1,238,866	1,200,672
TOTAL BANK LOANS (Cost $51,469,693)		51,077,227
Corporate Debt — 86.9%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (d) (e)	213,000	206,868
7.875% 4/01/30 (d)	750,000	787,520
CMG Media Corp.
8.875% 6/18/29 (d) (e)	1,255,239	1,152,837
Neptune Bidco US, Inc.
9.290% 4/15/29 (d)	1,012,000	993,470
		3,140,695
Aerospace & Defense — 1.5%
Goat Holdco LLC
6.750% 2/01/32 (d)	2,172,000	2,226,300
TransDigm, Inc.
4.875% 5/01/29	1,539,000	1,516,266
6.000% 1/15/33 (d)	2,225,000	2,249,660
6.250% 1/31/34 (d) (e)	275,000	282,815
6.750% 8/15/28 (d)	853,000	869,257
		7,144,298

The accompanying notes are an integral part of the financial statements.
42

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.9%
American Airlines, Inc. 7.250% 2/15/28 (d) (e)	$744,000	$762,195
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (d)	760,000	762,907
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (d)	1,356,000	1,375,353
OneSky Flight LLC
8.875% 12/15/29 (d)	1,150,000	1,209,286
		4,109,741
Auto Manufacturers — 0.7%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (d)	3,240,000	3,393,424
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.
7.500% 2/15/33 (d)(e)	3,178,000	3,290,708
Phinia, Inc.
6.750% 4/15/29 (d)	580,000	597,511
6.625% 10/15/32 (d)	1,266,000	1,304,781
ZF North America Capital, Inc.
7.500% 3/24/31 (d)	890,000	883,940
		6,076,940
Building Materials — 2.5%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (d)	1,032,000	1,060,843
JH North America Holdings, Inc.
5.875% 1/31/31 (d)	2,364,000	2,400,204
6.125% 7/31/32 (d)	596,000	610,467
Knife River Corp.
7.750% 5/01/31 (d)	2,585,000	2,712,288
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (d)	1,627,000	1,627,517
8.875% 11/15/31 (d) (e)	1,301,000	1,373,782
Wilsonart LLC
11.000% 8/15/32 (d) (e)	2,272,000	2,211,676
		11,996,777
Chemicals — 1.9%
Consolidated Energy Finance SA
5.625% 10/15/28 (d) (e)	4,296,000	3,578,531
12.000% 2/15/31 (d) (e)	254,000	232,412
Olympus Water US Holding Corp.
9.750% 11/15/28 (d)	3,419,000	3,588,240
Vibrantz Technologies, Inc.
9.000% 2/15/30 (d) (e)	3,041,000	1,718,165
		9,117,348

	Principal Amount	Value
Commercial Services — 3.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% 5/21/30 (d)	$1,043,000	$1,078,775
Alta Equipment Group, Inc.
9.000% 6/01/29 (d)	814,000	759,742
APi Group DE, Inc.
4.750% 10/15/29 (d)	2,186,000	2,142,957
Cimpress PLC
7.375% 9/15/32 (d) (e)	1,556,000	1,550,577
Herc Holdings, Inc.
7.000% 6/15/30 (d)	336,000	349,012
7.250% 6/15/33 (d)	369,000	385,200
ION Platform Finance US, Inc.
7.875% 9/30/32 (d) (f)	3,819,000	3,793,909
PROG Holdings, Inc.
6.000% 11/15/29 (d)	2,753,100	2,703,765
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (d)	1,365,000	1,411,261
Upbound Group, Inc.
6.375% 2/15/29 (d)	953,000	940,477
Williams Scotsman, Inc.
4.625% 8/15/28 (d)	972,000	955,660
		16,071,335
Computers — 0.5%
McAfee Corp.
7.375% 2/15/30 (d) (e)	1,399,000	1,297,700
Parsons Corp.
2.625% 3/01/29	1,057,000	1,204,980
		2,502,680
Distribution & Wholesale — 0.8%
Resideo Funding, Inc.
4.000% 9/01/29 (d)	1,882,000	1,797,705
6.500% 7/15/32 (d)	2,129,000	2,182,023
		3,979,728
Diversified Financial Services — 6.5%
Azorra Finance Ltd.
7.250% 1/15/31 (d)	807,000	840,322
Burford Capital Global Finance LLC
7.500% 7/15/33 (d)	1,917,000	1,950,739
Coinbase Global, Inc.
3.625% 10/01/31 (d)	508,000	453,326
GGAM Finance Ltd.
6.875% 4/15/29 (d)	3,185,000	3,302,880
8.000% 2/15/27 (d)	2,005,000	2,052,045

The accompanying notes are an integral part of the financial statements.
43

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jefferson Capital Holdings LLC
6.000% 8/15/26 (d)	$3,260,000	$3,259,217
8.250% 5/15/30 (d)	5,399,000	5,646,409
9.500% 2/15/29 (d)	2,630,000	2,769,966
OneMain Finance Corp.
3.500% 1/15/27	1,124,000	1,098,511
7.125% 9/15/32	1,225,000	1,265,471
PRA Group, Inc.
5.000% 10/01/29 (d) (e)	5,939,000	5,515,440
8.375% 2/01/28 (d)	445,000	455,150
8.875% 1/31/30 (d)	1,053,000	1,086,631
Rocket Cos., Inc.
6.125% 8/01/30 (d)	709,000	727,661
6.375% 8/01/33 (d)	709,000	731,769
		31,155,537
Electric — 4.8%
Atlantica Sustainable Infrastructure Ltd.
4.125% 6/15/28 (d)	3,474,000	3,398,625
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (d)	2,836,000	2,906,704
Edison International 5 yr. CMT + 3.658%
7.875% VRN 6/15/54 (b) (e)	294,000	299,552
Lightning Power LLC
7.250% 8/15/32 (d)	3,631,000	3,844,198
Pike Corp.
5.500% 9/01/28 (d)	2,144,000	2,136,938
Talen Energy Supply LLC
8.625% 6/01/30 (d)	5,939,000	6,304,480
XPLR Infrastructure Operating Partners LP
4.500% 9/15/27 (d)	2,890,000	2,835,298
8.375% 1/15/31 (d) (e)	525,000	550,200
8.625% 3/15/33 (d)	578,000	606,142
		22,882,137
Electronics — 0.8%
Atkore, Inc.
4.250% 6/01/31 (d)	4,171,000	3,887,294
Energy - Alternate Sources — 0.6%
XPLR Infrastructure LP, Convertible,
2.500% 6/15/26 (d) (e)	2,939,000	2,865,525
Engineering & Construction — 3.6%
AECOM
6.000% 8/01/33 (d)	2,072,000	2,118,392

	Principal Amount	Value
Arcosa, Inc.
4.375% 4/15/29 (d)	$5,752,000	$5,593,165
6.875% 8/15/32 (d)	4,392,000	4,587,413
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (d)	1,098,000	1,078,819
7.500% 4/15/32 (d)	1,457,000	1,538,033
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (d)	1,673,000	1,692,465
Uniti Group, Inc., Convertible,
7.500% 12/01/27	314,000	338,470
		16,946,757
Entertainment — 2.6%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (d) (e)	428,000	370,160
Caesars Entertainment, Inc.
6.500% 2/15/32 (d)	1,168,000	1,191,346
Flutter Treasury DAC
5.875% 6/04/31 (d)	2,217,000	2,250,299
Jacobs Entertainment, Inc.
6.750% 2/15/29 (d)	2,225,000	2,172,067
Light & Wonder International, Inc.
6.250% 10/01/33 (d)	741,000	742,260
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (d)	145,000	144,082
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250% 10/15/30 (d) (f)	1,578,000	1,592,070
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (d) (e)	1,146,000	1,167,560
Warnermedia Holdings, Inc.
4.054% 3/15/29	1,847,000	1,782,355
5.050% 3/15/42	832,000	664,202
5.141% 3/15/52	360,000	268,200
		12,344,601
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (d)	1,175,000	1,165,470
Food — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.250% 3/15/33 (d)	2,125,000	2,173,238
Performance Food Group, Inc.
4.250% 8/01/29 (d)	2,272,000	2,206,990
		4,380,228

The accompanying notes are an integral part of the financial statements.
44

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services — 7.2%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (d)	$1,415,000	$1,223,619
5.250% 5/15/30 (d)	50,000	45,232
6.000% 1/15/29 (d)	1,141,000	1,107,500
6.125% 4/01/30 (d)	452,000	327,851
6.875% 4/15/29 (d) (e)	472,000	375,240
9.750% 1/15/34 (d)	942,000	965,079
Fortrea Holdings, Inc.
7.500% 7/01/30 (d) (e)	1,756,000	1,662,827
Global Medical Response, Inc.
7.375% 10/01/32 (d)	835,000	859,474
LifePoint Health, Inc.
5.375% 1/15/29 (d) (e)	426,000	405,765
9.875% 8/15/30 (d)	2,970,000	3,216,326
10.000% 6/01/32 (d) (e)	2,551,000	2,678,445
11.000% 10/15/30 (d)	1,134,000	1,249,846
Molina Healthcare, Inc.
4.375% 6/15/28 (d)	4,448,000	4,337,884
6.250% 1/15/33 (d)	2,540,000	2,568,217
Radiology Partners, Inc.
8.500% 7/15/32 (d)	3,334,000	3,450,144
PIK 9.781% , Cash 9.781% 2/15/30 (d) (g)	4,157,776	4,066,045
Team Health Holdings, Inc. PIK 4.500%, Cash
13.500% 6/30/28 (d) (g)	5,338,841	5,765,948
		34,305,442
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (d)	1,241,000	1,188,350
6.875% 8/01/33 (d)	1,175,000	1,185,078
K Hovnanian Enterprises, Inc.
8.000% 4/01/31 (d)	469,000	480,928
8.375% 10/01/33 (d)	459,000	470,591
Mattamy Group Corp.
4.625% 3/01/30 (d)	3,651,000	3,523,769
5.250% 12/15/27 (d)	25,000	24,838
		6,873,554
Housewares — 0.5%
Newell Brands, Inc.
6.375% 9/15/27	506,000	512,900
6.375% 5/15/30 (e)	463,000	458,738
6.625% 5/15/32 (e)	389,000	383,907
6.875% STEP 4/01/36 (e)	417,000	414,893
8.500% 6/01/28 (d)	597,000	631,468
		2,401,906

	Principal Amount	Value
Internet — 0.3%
GrubHub Holdings, Inc.
13.000% 7/31/30 (d) (e)	$157,365	$157,301
Wayfair LLC
7.250% 10/31/29 (d)	1,136,000	1,171,262
		1,328,563
Investment Companies — 1.4%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (d) (e)	1,726,000	1,709,137
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	2,145,000	2,108,419
9.000% 6/15/30	1,952,000	1,882,153
10.000% 11/15/29 (d)	835,000	838,689
		6,538,398
Leisure Time — 1.7%
Carnival Corp.
5.750% 8/01/32 (d)	869,000	884,362
6.125% 2/15/33 (d)	2,170,000	2,224,328
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	593,417
8.625% 6/01/27 (d)	1,142,000	1,158,354
11.125% 7/15/30 (d)	539,000	521,995
Viking Cruises Ltd.
5.875% 10/15/33 (d) (f)	2,621,000	2,622,839
VOC Escrow Ltd.
5.000% 2/15/28 (d)	232,000	231,369
		8,236,664
Lodging — 0.2%
Full House Resorts, Inc.
8.250% 2/15/28 (d) (e)	1,145,000	1,062,622
Machinery - Diversified — 1.0%
Regal Rexnord Corp.
6.400% 4/15/33	4,379,000	4,701,059
Media — 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (d)	2,361,000	2,175,027
4.250% 1/15/34 (d) (e)	1,588,000	1,372,926
4.500% 5/01/32	853,000	776,286
5.125% 5/01/27 (d)	1,075,000	1,067,781
CSC Holdings LLC
4.500% 11/15/31 (d)	896,000	582,647
5.750% 1/15/30 (d)	1,139,000	433,709
7.500% 4/01/28 (d) (e)	800,000	579,342
11.750% 1/31/29 (d)	2,186,000	1,838,304

The accompanying notes are an integral part of the financial statements.
45

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (d)	$847,000	$215,968
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (d)	3,680,000	3,675,871
10.000% 2/15/31 (d)	465,000	464,317
Discovery Communications LLC
3.625% 5/15/30	1,967,000	1,817,126
DISH DBS Corp.
5.125% 6/01/29	380,000	324,965
5.250% 12/01/26 (d)	845,000	830,292
5.750% 12/01/28 (d)	849,000	813,885
7.375% 7/01/28	312,000	287,488
DISH Network Corp.
11.750% 11/15/27 (d)	1,026,000	1,085,772
iHeartCommunications, Inc.
4.750% 1/15/28 (d)	912,000	788,880
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (d)	1,039,000	622,117
Scripps Escrow II, Inc.
3.875% 1/15/29 (d) (e)	520,000	458,111
Sinclair Television Group, Inc.
8.125% 2/15/33 (d)	960,000	985,219
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	980,786
Univision Communications, Inc.
9.375% 8/01/32 (d)	491,000	523,242
Virgin Media Finance PLC
5.000% 7/15/30 (d)	510,000	473,692
Virgin Media Secured Finance PLC
4.500% 8/15/30 (d)	236,000	222,510
5.500% 5/15/29 (d)	4,036,000	3,990,372
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (d)	588,000	575,975
		27,962,610
Mining — 2.2%
Constellium SE
3.750% 4/15/29 (d)	4,024,000	3,828,770
5.625% 6/15/28 (d)	1,405,000	1,402,890
6.375% 8/15/32 (d) (e)	585,000	597,987
First Quantum Minerals Ltd.
7.250% 2/15/34 (d)	907,000	937,795
8.000% 3/01/33 (d)	1,214,000	1,281,810
Novelis Corp.
3.875% 8/15/31 (d)	313,000	285,358
4.750% 1/30/30 (d)	1,000,000	964,668
6.375% 8/15/33 (d)	1,135,000	1,146,731
		10,446,009

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.9%
Amsted Industries, Inc.
4.625% 5/15/30 (d)	$1,770,000	$1,710,491
6.375% 3/15/33 (d)	2,510,000	2,576,214
		4,286,705
Oil & Gas — 5.2%
Civitas Resources, Inc.
8.750% 7/01/31 (d) (e)	1,064,000	1,090,080
9.625% 6/15/33 (d)	141,000	148,925
CVR Energy, Inc.
5.750% 2/15/28 (d)	3,551,000	3,496,409
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (d)	443,000	435,357
6.000% 2/01/31 (d)	1,792,000	1,725,804
6.875% 5/15/34 (d)	1,600,000	1,538,319
7.250% 2/15/35 (d)	2,504,000	2,447,126
Parkland Corp.
4.500% 10/01/29 (d)	3,308,000	3,221,602
4.625% 5/01/30 (d)	1,669,000	1,622,706
6.625% 8/15/32 (d)	3,903,000	4,010,575
Sunoco LP
6.250% 7/01/33 (d)	753,000	766,435
5 yr. CMT + 4.230% 7.875% VRN (b) (d) (h)	3,786,000	3,845,478
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	216,000	210,717
		24,559,533
Oil & Gas Services — 1.0%
WBI Operating LLC
6.250% 10/15/30 (d) (f)	1,037,000	1,037,000
6.500% 10/15/33 (d) (f)	1,037,000	1,037,000
Weatherford International Ltd.
6.750% 10/15/33 (d) (f)	1,863,000	1,864,296
8.625% 4/30/30 (d)	886,000	905,714
		4,844,010
Packaging & Containers — 1.3%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (d) (e)	1,054,000	1,082,714
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (d)	340,000	343,333
9.250% 4/15/27 (d)	2,291,000	2,296,242
Trident TPI Holdings, Inc.
12.750% 12/31/28 (d)	2,209,000	2,355,344
		6,077,633

The accompanying notes are an integral part of the financial statements.
46

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.1%
1261229 BC Ltd.
10.000% 4/15/32 (d)	$1,241,000	$1,272,090
Bausch Health Americas, Inc.
8.500% 1/31/27 (d)	390,000	386,100
Bausch Health Cos., Inc.
4.875% 6/01/28 (d)	1,767,000	1,581,465
5.250% 1/30/30 (d)	1,102,000	776,910
11.000% 9/30/28 (d) (e)	525,000	546,010
14.000% 10/15/30 (d) (e)	367,000	367,917
Grifols SA
4.750% 10/15/28 (d)	1,213,000	1,178,262
Herbalife Ltd., Convertible,
4.250% 6/15/28	3,057,000	2,826,196
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (d) (e)	388,000	341,146
12.250% 4/15/29 (d)	787,000	853,737
		10,129,833
Pipelines — 5.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (d)	4,134,000	4,095,572
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	662,000	692,418
Harvest Midstream I LP
7.500% 9/01/28 (d)	1,911,000	1,931,564
ITT Holdings LLC
6.500% 8/01/29 (d)	7,722,000	7,591,765
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (d)	624,000	639,798
8.375% 2/15/32 (d)	1,455,000	1,490,860
Northriver Midstream Finance LP
6.750% 7/15/32 (d)	1,549,000	1,584,001
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (d)	869,000	832,794
4.125% 8/15/31 (d)	994,000	938,185
Venture Global LNG, Inc.
7.000% 1/15/30 (d) (e)	684,000	707,779
8.125% 6/01/28 (d)	635,000	657,270
8.375% 6/01/31 (d)	665,000	698,230
9.875% 2/01/32 (d) (e)	925,000	1,007,069
Venture Global Plaquemines LNG LLC
6.750% 1/15/36 (d)	1,139,000	1,209,820
		24,077,125

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 2.9%
Global Net Lease, Inc.
4.500% 9/30/28 (d)	$763,000	$746,394
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (d)	993,000	963,809
Millrose Properties, Inc.
6.375% 8/01/30 (d)	1,496,000	1,521,417
RLJ Lodging Trust LP
4.000% 9/15/29 (d)	2,345,000	2,214,417
Service Properties Trust
0.000% 9/30/28 (d)	968,000	853,321
4.950% 2/15/27	905,000	901,586
5.500% 12/15/27	505,000	495,698
8.375% 6/15/29	512,000	519,869
8.875% 6/15/32	1,110,000	1,116,237
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (d)	436,000	394,757
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (d)	2,682,000	2,518,760
8.625% 6/15/32 (d) (e)	958,000	915,228
10.500% 2/15/28 (d)	553,000	582,420
		13,743,913
Retail — 4.5%
1011778 BC ULC/New Red Finance, Inc.
4.375% 1/15/28 (d)	2,199,000	2,160,695
5.625% 9/15/29 (d)	415,000	419,990
6.125% 6/15/29 (d)	1,577,000	1,612,486
Bath & Body Works, Inc.
6.875% 11/01/35	349,000	362,968
Carvana Co.
9.000% 6/01/31 (d)	3,294,274	3,729,869
LBM Acquisition LLC
9.500% 6/15/31 (d)	1,097,000	1,152,748
Park River Holdings, Inc.
8.000% 3/15/31 (d) (f)	193,000	195,446
QXO Building Products, Inc.
6.750% 4/30/32 (d)	2,158,000	2,234,385
Staples, Inc.
10.750% 9/01/29 (d)	832,000	822,656
12.750% 1/15/30 (d)	602,744	483,881
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.000% 6/01/31 (d)	1,271,000	1,209,344

The accompanying notes are an integral part of the financial statements.
47

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (d)	$7,093,000	$6,843,448
		21,227,916
Semiconductors — 0.5%
Kioxia Holdings Corp.
6.250% 7/24/30 (d)	826,000	842,523
6.625% 7/24/33 (d)	1,329,000	1,366,252
		2,208,775
Software — 0.9%
Cloud Software Group, Inc.
6.500% 3/31/29 (d)	1,775,000	1,791,011
SS&C Technologies, Inc.
5.500% 9/30/27 (d)	2,666,000	2,661,395
		4,452,406
Telecommunications — 4.8%
Altice Financing SA
5.000% 1/15/28 (d) (e)	575,000	447,062
Altice France SA
5.500% 10/15/29 (d)	1,065,000	921,157
C&W Senior Finance Ltd.
9.000% 1/15/33 (d) (e)	935,000	977,745
CommScope LLC
4.750% 9/01/29 (d) (e)	613,000	609,065
9.500% 12/15/31 (d) (e)	1,490,000	1,542,300
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (d) (e)	1,020,000	1,072,433
Connect Holding II LLC
10.500% 4/03/31 (d)	1,167,000	1,166,262
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (d)	1,619,000	1,664,629
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30 (g)	352,352	866,786
PIK 6.750%, Cash 6.750% 11/30/30 (g)	774,997	798,983
10.750% 11/30/29	3,230,500	3,554,099
Level 3 Financing, Inc.
3.625% 1/15/29 (d)	415,000	359,163
3.750% 7/15/29 (d)	1,109,000	945,343
4.000% 4/15/31 (d)	759,000	652,558
6.875% 6/30/33 (d)	678,636	691,652
7.000% 3/31/34 (d)	2,700,000	2,746,734

	Principal Amount	Value
Sable International Finance Ltd.
7.125% 10/15/32 (d)	$1,159,000	$1,176,835
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (d)	1,361,000	1,281,036
7.750% 4/15/32 (d)	333,000	349,862
Windstream Services LLC/ Windstream Escrow Finance Corp.
8.250% 10/01/31 (d)	714,000	739,616
Zayo Group Holdings, Inc.
9.250% 3/09/30 (d) (e)	234,045	224,098
13.750% 9/09/30 (d) (e)	85,539	81,049
		22,868,467
Transportation — 1.8%
Carriage Purchaser, Inc.
7.875% 10/15/29 (d) (e)	1,473,000	1,369,357
Seaspan Corp.
5.500% 8/01/29 (d)	7,582,320	7,310,646
		8,680,003
TOTAL CORPORATE DEBT (Cost $410,628,105)		414,173,661
TOTAL BONDS & NOTES (Cost $462,097,798)		465,250,888
TOTAL LONG-TERM INVESTMENTS (Cost $462,210,947)		465,415,007
Short-Term Investments — 12.1%
Commercial Paper — 2.3%
AbbVie, Inc.
4.283% 10/09/25	5,000,000	4,994,669
WPP CP LLC
4.512% 10/23/25 (d)	6,000,000	5,983,527
		10,978,196
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 7.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (i)	37,735,795	37,735,795

The accompanying notes are an integral part of the financial statements.
48

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (j)	$8,954,080	$8,954,080
TOTAL SHORT-TERM INVESTMENTS (Cost $57,668,943)		57,668,071
TOTAL INVESTMENTS — 109.7% (Cost $519,879,890) (k)		523,083,078
Other Assets/ (Liabilities) — (9.7)%		(46,307,162)
NET ASSETS — 100.0%		$476,775,916

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2025, where the rate will be determined at time of settlement.
(d)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $384,131,487 or 80.57% of net assets.

(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $36,890,364 or 7.74% of net assets. The Fund received $596,848 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Security is perpetual and has no stated maturity date.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(j)
Maturity value of $8,954,702. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $9,133,299.

(k)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	81.8%
Canada	5.7%
United Kingdom	2.3%
Ireland	1.9%
Hong Kong	1.5%
Spain	1.0%
Switzerland	0.8%
Zambia	0.5%
Japan	0.5%
Panama	0.5%
Jamaica	0.3%
Luxembourg	0.3%
France	0.2%
Germany	0.2%
Puerto Rico	0.1%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
49

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.9%
Consumer Discretionary — 12.4%
AutoNation, Inc. (a)	53,235	$11,646,221
Champion Homes, Inc. (a) (b)	49,411	3,773,518
Cheesecake Factory, Inc. (b)	115,903	6,332,940
Dorman Products, Inc. (a) (b)	56,819	8,856,946
KB Home	118,342	7,531,285
Steven Madden Ltd. (b)	130,448	4,367,399
Stride, Inc. (a) (b)	47,182	7,027,287
Visteon Corp.	61,351	7,353,531
Wyndham Hotels & Resorts, Inc.	58,856	4,702,594
		61,591,721
Consumer Staples — 1.4%
BellRing Brands, Inc. (a)	115,930	4,214,056
Interparfums, Inc.	29,572	2,909,293
		7,123,349
Energy — 4.4%
Helmerich & Payne, Inc.	247,549	5,468,358
Kodiak Gas Services, Inc.	167,623	6,197,022
Northern Oil & Gas, Inc. (b)	241,673	5,993,491
SM Energy Co. (b)	165,320	4,128,040
		21,786,911
Financials — 20.0%
Ameris Bancorp	48,324	3,542,632
Banc of California, Inc.	312,863	5,177,883
Bank of NT Butterfield & Son Ltd.	84,012	3,605,795
Beacon Financial Corp.	110,498	2,619,908
BGC Group, Inc. Class A	507,375	4,799,767
Bullish (a)	38,144	2,426,340
Cathay General Bancorp	131,747	6,325,173
Columbia Banking System, Inc.	306,251	7,882,901
Definity Financial Corp.	65,194	3,350,813
DigitalBridge Group, Inc. (b)	351,863	4,116,797
Federated Hermes, Inc.	127,408	6,616,297
Marqeta, Inc. Class A (a) (b)	557,456	2,943,368
OceanFirst Financial Corp.	168,063	2,952,867
Paymentus Holdings, Inc. Class A (a)	71,386	2,184,412
PennyMac Financial Services, Inc.	75,007	9,291,867
Skyward Specialty Insurance Group, Inc. (a)	84,449	4,016,394
Stifel Financial Corp.	42,568	4,830,191
United Community Banks, Inc.	119,918	3,759,429
Webster Financial Corp.	103,031	6,124,163

	Number of Shares	Value
Wintrust Financial Corp.	64,536	$8,547,148
WSFS Financial Corp.	75,360	4,064,165
		99,178,310
Health Care — 14.3%
Addus HomeCare Corp. (a)	28,557	3,369,440
ADMA Biologics, Inc. (a)	449,653	6,591,913
Ascendis Pharma AS ADR (a)	25,960	5,161,108
BioLife Solutions, Inc. (a)	155,239	3,960,147
Bridgebio Pharma, Inc. (a)	93,608	4,862,000
BrightSpring Health Services, Inc. (a)	198,721	5,874,193
Caris Life Sciences, Inc. (a)	20,006	605,181
Collegium Pharmaceutical, Inc. (a)	73,474	2,570,855
Encompass Health Corp.	41,206	5,233,986
Guardant Health, Inc. (a)	112,646	7,038,122
Integer Holdings Corp. (a)	42,115	4,351,743
LENZ Therapeutics, Inc. (a) (b)	26,413	1,230,318
Repligen Corp. (a)	29,784	3,981,227
Soleno Therapeutics, Inc. (a)	39,452	2,666,955
Structure Therapeutics, Inc. ADR (a) (b)	43,007	1,204,196
Surgery Partners, Inc. (a) (b)	155,934	3,374,412
Tarsus Pharmaceuticals, Inc. (a)	63,810	3,792,228
Twist Bioscience Corp. (a)	106,412	2,994,434
Ultragenyx Pharmaceutical, Inc. (a)	59,362	1,785,609
		70,648,067
Industrials — 21.1%
AAR Corp. (a)	63,717	5,713,503
ABM Industries, Inc.	113,513	5,235,220
AGCO Corp.	25,503	2,730,606
Air Lease Corp.	78,582	5,001,744
Allison Transmission Holdings, Inc.	64,576	5,481,211
ATI, Inc. (a)	42,142	3,427,830
Atmus Filtration Technologies, Inc.	119,333	5,380,725
CACI International, Inc. Class A (a)	6,312	3,148,299
Casella Waste Systems, Inc. Class A (a)	73,711	6,993,700
Enpro, Inc. (b)	39,287	8,878,862
Esab Corp.	62,174	6,947,323
Federal Signal Corp.	42,534	5,061,121
Gates Industrial Corp. PLC (a)	245,503	6,093,384
Hayward Holdings, Inc. (a)	250,715	3,790,811
Hub Group, Inc. Class A	164,953	5,680,981
Korn Ferry	89,887	6,290,292

The accompanying notes are an integral part of the financial statements.
50

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Upwork, Inc. (a)	276,117	$5,127,493
WillScot Holdings Corp.	143,768	3,034,943
Zurn Elkay Water Solutions Corp. (b)	219,577	10,326,706
		104,344,754
Information Technology — 13.5%
Allegro MicroSystems, Inc. (a) (b)	186,235	5,438,062
ASGN, Inc. (a)	87,497	4,142,983
Badger Meter, Inc.	19,995	3,570,707
Belden, Inc.	67,999	8,178,240
Confluent, Inc. Class A (a)	208,109	4,120,558
Itron, Inc. (a)	56,148	6,993,795
Lattice Semiconductor Corp. (a)	78,363	5,745,575
MACOM Technology Solutions Holdings, Inc. (a)	44,369	5,523,497
MKS, Inc. (b)	26,894	3,328,670
Progress Software Corp.	65,279	2,867,706
Ralliant Corp.	85,534	3,740,402
Sanmina Corp. (a)	9,383	1,080,077
Silicon Laboratories, Inc. (a)	37,091	4,863,743
Unity Software, Inc. (a)	175,826	7,040,073
		66,634,088
Materials — 3.5%
Commercial Metals Co.	132,116	7,567,605
Knife River Corp. (a) (b)	59,352	4,562,388
Silgan Holdings, Inc.	122,797	5,281,499
		17,411,492
Real Estate — 5.8%
American Healthcare REIT, Inc.	210,026	8,823,192
Essential Properties Realty Trust, Inc.	252,247	7,506,871
Outfront Media, Inc. (b)	292,321	5,355,321
Terreno Realty Corp.	120,148	6,818,399
		28,503,783
Utilities — 2.5%
Chesapeake Utilities Corp. (b)	49,526	6,670,657
Portland General Electric Co. (b)	128,732	5,664,208
		12,334,865
TOTAL COMMON STOCK (Cost $421,083,371)		489,557,340
TOTAL EQUITIES (Cost $421,083,371)		489,557,340
TOTAL LONG-TERM INVESTMENTS (Cost $421,083,371)		489,557,340

	Number of Shares	Value
Short-Term Investments — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	1,781,680	$1,781,680

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$4,147,845	4,147,845
TOTAL SHORT-TERM INVESTMENTS (Cost $5,929,525)		5,929,525
TOTAL INVESTMENTS — 100.1% (Cost $427,012,896) (e)		495,486,865
Other Assets/ (Liabilities) — (0.1)%		(667,996)
NET ASSETS — 100.0%		$494,818,869

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $54,215,614 or 10.96% of net assets. The Fund received $53,842,877 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)
Maturity value of $4,148,134. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $4,230,879.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Global Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 100.0%
Common Stock — 100.0%
Brazil — 0.6%
MercadoLibre, Inc. (a)	401	$937,113
Canada — 2.2%
Shopify, Inc. Class A (a)	22,880	3,400,197
China — 3.2%
JD.com, Inc. ADR (b)	92,835	3,247,368
Tencent Holdings Ltd.	19,600	1,669,838
		4,917,206
France — 5.9%
Airbus SE	22,934	5,361,174
EssilorLuxottica SA	5,307	1,731,016
LVMH Moet Hennessy Louis Vuitton SE	3,056	1,869,918
		8,962,108
Germany — 3.6%
Allianz SE Registered	2,940	1,235,807
SAP SE	16,023	4,295,632
		5,531,439
India — 5.4%
DLF Ltd.	626,049	5,039,402
HDFC Bank Ltd.	71,777	770,228
ICICI Bank Ltd. Sponsored ADR	82,579	2,496,363
		8,305,993
Israel — 0.4%
Nice Ltd. Sponsored ADR (a) (b)	4,585	663,816
Italy — 1.5%
Brunello Cucinelli SpA (b)	12,442	1,366,243
Ferrari NV	1,236	598,412
Moncler SpA	4,943	289,979
		2,254,634
Japan — 2.3%
Capcom Co. Ltd.	42,800	1,165,044
Hoya Corp.	5,600	773,586
Keyence Corp.	4,200	1,563,792
		3,502,422
Netherlands — 2.3%
Adyen NV (a) (c)	1,221	1,959,522
ASML Holding NV	481	468,957
BE Semiconductor Industries NV	4,654	698,006
Universal Music Group NV	13,861	402,303
		3,528,788

	Number of Shares	Value
Spain — 1.3%
Amadeus IT Group SA	25,565	$2,023,389
Sweden — 1.1%
Assa Abloy AB Class B	24,222	849,882
Atlas Copco AB Class A	45,779	779,532
		1,629,414
Switzerland — 1.8%
Galderma Group AG	4,782	834,939
Lonza Group AG Registered	2,854	1,915,425
		2,750,364
Taiwan — 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	5,742,575
United States — 64.6%
Alphabet, Inc. Class A	61,389	14,923,666
Amazon.com, Inc. (a)	15,243	3,346,906
Analog Devices, Inc.	19,031	4,675,917
ARM Holdings PLC ADR (a) (b)	8,451	1,195,732
Boston Scientific Corp. (a)	20,697	2,020,648
Broadcom, Inc.	13,985	4,613,791
Cadence Design Systems, Inc. (a)	2,475	869,369
Ecolab, Inc.	3,362	920,717
Eli Lilly & Co.	5,072	3,869,936
Equifax, Inc.	6,510	1,670,010
IDEXX Laboratories, Inc. (a)	1,172	748,779
Intuit, Inc.	5,753	3,928,781
Intuitive Surgical, Inc. (a)	4,272	1,910,567
IQVIA Holdings, Inc. (a)	3,652	693,661
Lam Research Corp.	31,443	4,210,218
Linde PLC (LIN US)	1,047	497,325
Marriott International, Inc. Class A	5,527	1,439,452
Marvell Technology, Inc.	23,445	1,971,021
Mastercard, Inc. Class A	2,531	1,439,658
Meta Platforms, Inc. Class A	14,807	10,873,965
Microsoft Corp.	9,246	4,788,966
Netflix, Inc. (a)	2,508	3,006,891
NVIDIA Corp.	43,745	8,161,942
Phathom Pharmaceuticals, Inc. (a)	32,705	384,938
S&P Global, Inc.	11,802	5,744,151
ServiceNow, Inc. (a)	903	831,013
Spotify Technology SA (a)	2,090	1,458,820
Stryker Corp.	1,799	665,036
Thermo Fisher Scientific, Inc.	3,492	1,693,690

The accompanying notes are an integral part of the financial statements.
52

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TJX Cos., Inc.	7,817	$1,129,869
Visa, Inc. Class A	13,729	4,686,806
Zoetis, Inc.	2,425	354,826
		98,727,067
TOTAL COMMON STOCK (Cost $90,600,748)		152,876,525
TOTAL EQUITIES (Cost $90,600,748)		152,876,525
TOTAL LONG-TERM INVESTMENTS (Cost $90,600,748)		152,876,525
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (d)	364,650	364,650

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$327,748	327,748
TOTAL SHORT-TERM INVESTMENTS (Cost $692,398)		692,398
TOTAL INVESTMENTS — 100.5% (Cost $91,293,146) (f)		153,568,923
Other Assets/ (Liabilities) — (0.5)%		(739,393)
NET ASSETS — 100.0%		$152,829,530

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $3,339,845 or 2.19% of net assets. The Fund received $3,060,294 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $1,959,522 or 1.28% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(e)
Maturity value of $327,771. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $334,497.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	34.1%
Communication Services	21.9%
Financials	12.0%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.7%
Real Estate	3.3%
Materials	0.9%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Short-Duration Bond Fund	MassMutual Inflation- Protected and Income Fund
Assets:
Investments, at value (Note 2) (a)	$ 115,453,042	$ 213,754,331
Repurchase agreements, at value (Note 2) (b)	1,551,104	6,354,406
Total investments (c)	117,004,146	220,108,737
Cash	36	263
Foreign currency, at value (d)	200	—
Receivables from:
Investments sold
Regular delivery	—	2,109,508
Delayed delivery	—	—
Fund shares sold	38,974	179,026
Variation margin on open derivative instruments (Note 2)	23,540	—
Interest and dividends	862,926	433,717
Foreign tax reclaims	—	—
Open forward contracts (Note 2)	—	—
Open swap agreements, at value (Note 2)	—	4,136,879
Cash collateral pledged for open derivatives (Note 2)	507,000	489,000
Prepaid expenses	47,192	40,832
Other receivables	—	—
Unrealized appreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total assets	118,484,014	227,497,962
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	7,504,298
Delayed delivery	732,979	—
Distributions (Note 2)	9,860	450
Interest and dividends	—	2,124,184
Fund shares redeemed	420,080	256,786
Trustees’ fees and expenses (Note 3)	27,526	22,551
Variation margin on open derivative instruments (Note 2)	—	18,303
Affiliates (Note 3):
Administration fees	29,750	25,008
Investment advisory fees	10,902	65,280
Service fees	18,717	7,369
Distribution fees	3,299	1,477
Written options outstanding, at value (Note 2) (e)	—	—
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	1,021,200	—
Cash collateral held for open derivatives (Note 2)	—	2,000,000
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Merger fees	—	—
Accrued expense and other liabilities	122,898	70,356
Total liabilities	2,397,211	12,096,062
Net assets	$116,086,803	$215,401,900
Net assets consist of:
Paid-in capital	$277,868,617	$249,930,178
Accumulated earnings (loss)	(161,781,814)	(34,528,278)
Net assets	$116,086,803	$215,401,900
(a) Cost of investments:	$116,325,534	$217,193,718
(b) Cost of repurchase agreements:	$1,551,104	$6,354,406
(c) Securities on loan with market value of:	$1,000,851	$—
(d) Cost of foreign currency:	$186	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
54

MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$ 877,115,287	$ 71,512,842	$ 514,128,998	$ 491,339,020	$ 153,241,175
1,362,487	615,652	8,954,080	4,147,845	327,748
878,477,774	72,128,494	523,083,078	495,486,865	153,568,923
396	—	410,075	118	11
2	4,681	—	—	45,188

305,585	—	3,788,253	3,798,187	448,851
19,596,892	3,429,198	—	—	—
821,577	14,072	626,175	467,397	52,722
—	—	—	—	—
6,683,603	505,000	7,189,168	549,375	41,384
16,727	14,037	448,263	—	352,649
—	125,537	—	—	—
—	—	—	—	—
1,034,000	—	—	—	—
44,684	43,367	47,791	48,594	32,234
212,808	—	—	—	—

—	—	3,905	—	—
907,194,048	76,264,386	535,596,708	500,350,536	154,541,962

—	—	7,596,704	3,005,795	438,333
19,691,003	3,430,678	12,122,909	—	—
32,084	378	580,875	—	—
—	—	—	—	—
3,395,648	7,655	400,841	315,944	85,498
206,664	11,264	35,306	32,210	21,415
203,121	11,246	—	—	—

99,186	21,396	41,818	36,236	25,821
235,070	11,174	157,250	244,244	101,143
55,944	3,239	28,605	38,433	17,573
9,591	554	16,030	6,455	4,933
—	18,556	—	—	—
—	29,928	—	—	—
17,724,813	2,849,748	37,735,795	1,781,680	364,650
—	—	—	—	—
—	31	—	—	—
—	—	—	—	—
10,000	—	—	—	—
144,476	69,427	104,659	70,670	653,066
41,807,600	6,465,274	58,820,792	5,531,667	1,712,432
$865,386,448	$69,799,112	$476,775,916	$494,818,869	$152,829,530

$1,224,492,319	$103,026,737	$540,409,212	$389,154,928	$50,338,604
(359,105,871)	(33,227,625)	(63,633,296)	105,663,941	102,490,926
$865,386,448	$69,799,112	$476,775,916	$494,818,869	$152,829,530

$893,006,739	$73,140,616	$510,925,810	$422,865,051	$90,965,398
$1,362,487	$615,652	$8,954,080	$4,147,845	$327,748
$23,756,044	$3,735,146	$36,890,364	$54,215,614	$3,339,845
$2	$4,758	$—	$—	$45,208
$—	$20,683	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Short-Duration Bond Fund	MassMutual Inflation- Protected and Income Fund
Class I shares:
Net assets	$ 26,306,258	$ 142,356,644
Shares outstanding (a)	2,807,071	15,025,685
Net asset value, offering price and redemption price per share	$9.37	$9.47
Class R5 shares:
Net assets	$13,949,161	$43,363,017
Shares outstanding (a)	1,481,471	4,575,179
Net asset value, offering price and redemption price per share	$9.42	$9.48
Service Class shares:
Net assets	$945,941	$13,640,595
Shares outstanding (a)	101,233	1,443,205
Net asset value, offering price and redemption price per share	$9.34	$9.45
Administrative Class shares:
Net assets	$12,123,990	$4,116,752
Shares outstanding (a)	1,301,034	429,255
Net asset value, offering price and redemption price per share	$9.32	$9.59
Class R4 shares:
Net assets	$1,369,463	$1,106,805
Shares outstanding (a)	145,963	119,786
Net asset value, offering price and redemption price per share	$9.38	$9.24
Class A shares:
Net assets	$6,076,423	$8,295,952
Shares outstanding (a)	655,046	888,895
Net asset value and redemption price per share	$9.28	$9.33
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.52	$9.74
Class R3 shares:
Net assets	$4,716,071	$2,400,214
Shares outstanding (a)	506,789	259,007
Net asset value, offering price and redemption price per share	$9.31	$9.27
Class Y shares:
Net assets	$34,122,026	$121,921
Shares outstanding (a)	3,637,643	12,847
Net asset value, offering price and redemption price per share	$9.38	$9.49
Class L shares:
Net assets	$16,171,055
Shares outstanding (a)	1,731,300
Net asset value and redemption price per share	$9.34
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.58
Class C shares:
Net assets	$306,415
Shares outstanding (a)	32,535
Net asset value, offering price and redemption price per share	$9.42

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
56

MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$ 556,397,950	$ 46,833,649	$ 314,511,519	$ 298,337,792	$ 42,924,601
59,964,991	5,090,336	38,388,695	15,873,296	3,952,266
$9.28	$9.20	$8.19	$18.79	$10.86

$136,179,103	$11,257,405	$37,967,451	$105,766,044	$46,970,511
14,613,810	1,356,053	4,601,490	5,655,981	4,350,527
$9.32	$8.30	$8.25	$18.70	$10.80

$46,201,999	$3,686,555	$18,499,566	$10,073,104	$3,225,510
4,985,069	435,642	2,240,589	540,807	307,686
$9.27	$8.46	$8.26	$18.63	$10.48

$33,971,020	$3,212,641	$9,991,902	$14,573,104	$32,728,114
3,704,113	380,074	1,232,591	791,874	3,087,309
$9.17	$8.45	$8.11	$18.40	$10.60

$46,272,682	$796,672	$13,703,323	$13,550,572	$7,445,471
5,096,132	95,685	1,720,267	773,723	760,203
$9.08	$8.33	$7.97	$17.51	$9.79

$25,457,261	$3,014,091	$6,961,978	$37,274,373	$11,635,986
2,788,582	354,822	859,125	2,114,035	1,155,147
$9.13	$8.49	$8.10	$17.63	$10.07
$9.54	$8.87	$8.46	$18.66	$10.66

$14,709,049	$898,020	$25,086,753	$10,231,098	$7,899,337
1,548,619	106,538	3,056,095	597,183	806,071
$9.50	$8.43	$8.21	$17.13	$9.80

$6,197,384	$100,079	$49,840,341	$5,012,782
665,010	12,048	6,065,882	267,961
$9.32	$8.31	$8.22	$18.71

		$213,083
		25,818
		$8.25

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2025

	MassMutual Short-Duration Bond Fund	MassMutual Inflation- Protected and Income Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	7,233,167	10,832,946
Securities lending net income	12,111	—
Total investment income	7,245,278	10,832,946
Expenses (Note 3):
Investment advisory fees	519,286	848,230
Custody and overdraft fees	11,029	27,397
Retail fund fees	7,244	—
Audit and tax fees	56,935	55,090
Legal fees	1,065	15,004
Proxy fees	1,986	1,991
Accounting & Administration fees	20,853	43,415
Shareholder reporting fees	48,314	50,786
Trustees’ fees	11,337	18,761
Registration and filing fees	135,693	121,082
Transfer agent fees	41,686	1,438
Merger fees	—	—
	855,428	1,183,194
Administration fees:
Class R5	13,232	46,908
Service Class	3,337	28,634
Administrative Class	37,753	13,344
Class R4	8,748	3,385
Class A	13,931	19,958
Class R3	11,142	4,813
Class Y	35,395	111
Class L	9,344	—
Class C	313	—
Distribution and Service fees:
Class R4	10,935	4,231
Class A	13,931	19,958
Class R3	27,856	12,032
Class L	46,718	—
Class C	3,132	—
Total expenses	1,091,195	1,336,568
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(59,974)	(57,953)
Class R5 fees reimbursed by adviser	(15,240)	(18,872)
Service Class fees reimbursed by adviser	(2,002)	(5,825)
Administrative Class fees reimbursed by adviser	(14,487)	(1,798)
Class R4 fees reimbursed by adviser	(5,203)	(702)
Class A fees reimbursed by adviser	(6,414)	(3,241)
Class R3 fees reimbursed by adviser	(6,416)	(989)
Class Y fees reimbursed by adviser	(58,431)	(44)
Class L fees reimbursed by adviser	(21,701)	—
Class C fees reimbursed by adviser	(756)	—
Net expenses:	900,571	1,247,144
Net investment income (loss)	6,344,707	9,585,802

The accompanying notes are an integral part of the financial statements.
58

MassMutual Core Bond Fund+	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$—	$3,108	$313,720	$5,758,526	$1,304,986
44,119,869	5,166,991	30,878,736	204,325	18,502
66,290	13,863	312,584	67,432	21,358
44,186,159	5,183,962	31,505,040	6,030,283	1,344,846

3,190,354	392,004	1,947,668	2,492,968	1,242,537
7,132	13,420	48,655	31,222	34,941
—	—	21,838	—	—
11,333	56,698	63,537	54,149	74,752
69,602	9,097	17,877	25,184	10,283
1,932	1,991	1,986	1,986	1,986
83,666	57,242	68,582	28,575	21,935
89,998	44,943	59,946	55,483	35,918
70,091	8,320	34,806	37,327	14,150
123,095	118,154	143,651	128,842	105,190
1,782	1,438	52,899	1,438	1,438
17,000	—	—	—	—
3,665,985	703,307	2,461,445	2,857,174	1,543,130

132,216	38,424	37,640	105,306	46,321
65,826	7,467	36,962	20,750	7,200
97,123	9,889	33,330	47,228	124,546
28,052	3,038	28,761	27,368	17,529
66,136	8,237	16,546	95,507	29,110
9,779	1,811	51,650	19,978	16,480
5,429	97	17,877	2,208	—
—	—	—	—	—
—	—	—	—	—

35,065	3,797	35,951	34,210	21,911
66,136	8,237	16,546	95,507	29,110
24,446	4,528	129,126	49,944	41,200
—	—	—	—	—
—	—	1,427	—	—
4,196,193	788,832	2,867,261	3,355,180	1,876,537

(350,101)	(58,490)	(142,123)	—	—
(85,256)	(49,739)	(20,560)	—	—
(21,139)	(4,980)	(10,055)	—	—
(19,903)	(4,338)	(5,996)	—	—
(8,277)	(2,009)	(7,846)	—	—
(17,400)	(4,221)	(3,629)	—	—
(2,984)	(1,198)	(14,162)	—	—
(3,469)	(127)	(19,657)	—	—
—	—	—	—	—
—	—	(74)	—	—
3,687,664	663,730	2,643,159	3,355,180	1,876,537
40,498,495	4,520,232	28,861,881	2,675,103	(531,691)

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2025

	MassMutual Short-Duration Bond Fund	MassMutual Inflation- Protected and Income Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(2,801,193)	$(448,364)
Futures contracts	(147,262)	543,930
Written options	—	—
Swap agreements	—	1,242,661
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	(2,948,455)	1,338,227
Net change in unrealized appreciation (depreciation) on:
Investment transactions	4,803,775	(1,113,730)
Unfunded bank loan commitments	—	—
Futures contracts	(184,099)	72,572
Written options	—	—
Swap agreements	—	(3,314,750)
Translation of assets and liabilities in foreign currencies	10	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	4,619,686	(4,355,908)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,671,231	(3,017,681)
Net increase (decrease) in net assets resulting from operations	$8,015,938	$6,568,121
(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

+
Effective September 15, 2025, the MassMutual Total Return Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 15, 2025, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Total Return Bond Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Core Bond Fund+	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$(28,782,442)	$(5,307,743)	$4,015,824	$36,674,332	$44,126,832
(4,193,028)	(1,182,752)	—	—	—
—	19,265	—	—	—
—	—	—	—	—
1,381	(7,825)	—	(3,275)	3,703
—	105,907	—	—	—
(32,974,089)	(6,373,148)	4,015,824	36,671,057	44,130,535

17,914,938	5,687,485	(1,054,026)	(13,371,362)	(29,844,098) *
—	—	3,905	—	—
707,648	135,068	—	—	—
—	2,373	—	—	—
—	—	—	—	—
(2,472)	(552)	(13,009)	15	18,501
—	75,131	—	—	—
18,620,114	5,899,505	(1,063,130)	(13,371,347)	(29,825,597)
(14,353,975)	(473,643)	2,952,694	23,299,710	14,304,938
$26,144,520	$4,046,589	$31,814,575	$25,974,813	$13,773,247
$—	$—	$—	$8,817	$117,348
$9	$—	$—	$—	$—
$—	$—	$—	$—	$553,736

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Short-Duration Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,344,707	$7,118,023
Net realized gain (loss)	(2,948,455)	(21,049,486)
Net change in unrealized appreciation (depreciation)	4,619,686	31,505,094
Net increase (decrease) in net assets resulting from operations	8,015,938	17,573,631
Distributions to shareholders (Note 2):
Class I	(2,040,952)	(2,189,172)
Class R5	(525,166)	(444,245)
Service Class	(63,712)	(75,025)
Administrative Class	(474,074)	(409,315)
Class R4	(155,671)	(231,129)
Class A	(199,566)	(205,546)
Class R3	(189,872)	(187,095)
Class Y	(1,416,635)	(1,361,925)
Class L	(701,942)	(1,463,561)
Class C	(21,973)	(26,137)
Total distributions	(5,789,563)	(6,593,150)
Tax return of capital:
Class I	(87,550)	—
Class R5	(22,528)	—
Service Class	(2,733)	—
Administrative Class	(20,336)	—
Class R4	(6,678)	—
Class A	(8,560)	—
Class R3	(8,145)	—
Class Y	(60,768)	—
Class L	(30,111)	—
Class C	(943)	—
Total tax return of capital	(248,352)	—
Net fundshare transactions (Note 5):
Class I	(28,004,630)	(27,497,236)
Class R5	2,204,687	(552,456)
Service Class	(1,189,595)	(1,447,095)
Administrative Class	(177,609)	(332,794)
Class R4	(7,041,346)	4,771,191
Class A	33,046	(483,249)
Class R3	(782,408)	(1,708,469)
Class Y	(1,863,790)	(12,712,051)
Class L	(5,688,229)	(26,761,850)
Class C	(467,210)	(152,473)
Increase (decrease) in net assets from fund share transactions	(42,977,084)	(66,876,482)
Total increase (decrease) in net assets	(40,999,061)	(55,896,001)
Net assets
Beginning of year	157,085,864	212,981,865
End of year	$116,086,803	$157,085,864

+
Effective September 15, 2025, the MassMutual Total Return Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 15, 2025, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Total Return Bond Fund” in the Notes to the Financial Statements for additional information.

Effective September 23, 2024, the MassMutual Strategic Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 23, 2024, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 8 “Prior Year Acquisition of MassMutual Strategic Bond Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
62

MassMutual Inflation-Protected and Income Fund		MassMutual Core Bond Fund+		MassMutual Diversified Bond Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$9,585,802	$11,358,770	$40,498,495	$32,094,410	$4,520,232	$6,286,953
1,338,227	(7,247,462)	(32,974,089)	(11,361,219)	(6,373,148)	(7,191,515)
(4,355,908)	21,643,278	18,620,114	65,419,084	5,899,505	17,466,235
6,568,121	25,754,586	26,144,520	86,152,275	4,046,589	16,561,673

(5,800,593)	(10,449,460)	(27,946,525)	(40,136,674)	(2,008,702)	(4,094,531)
(1,832,851)	(3,043,431)	(6,078,902)	(7,605,434)	(1,617,604)	(5,721,867)
(542,058)	(1,045,119)	(1,479,641)	(1,891,061)	(153,302)	(341,259)
(164,573)	(374,784)	(1,420,784)	(2,478,143)	(132,127)	(309,178)
(59,452)	(144,067)	(592,523)	(120,279)	(58,568)	(291,894)
(281,262)	(433,489)	(1,110,087)	(1,509,569)	(126,349)	(342,709)
(79,313)	(112,043)	(195,622)	(14,892)	(32,899)	(84,938)
(4,344)	(6,095)	(250,689)	(29,646)	(4,093)	(8,489)
—	—	—	—	—	—
—	—	—	—	—	—
(8,764,446)	(15,608,488)	(39,074,773)	(53,785,698)	(4,133,644)	(11,194,865)

—	—	—	—	(109,413)	—
—	—	—	—	(88,110)	—
—	—	—	—	(8,350)	—
—	—	—	—	(7,197)	—
—	—	—	—	(3,190)	—
—	—	—	—	(6,882)	—
—	—	—	—	(1,792)	—
—	—	—	—	(223)	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	(225,157)	—

(18,543,824)	(13,010,647)	(191,221,111)	242,538,186	(6,021,070)	(25,822,733)
(4,185,231)	(3,745,837)	(7,926,709)	48,000,069	(55,588,779)	2,941,547
(2,178,839)	(6,271,371)	10,441,633	4,970,114	17,136	(379,460)
(787,093)	(2,171,230)	(3,049,640)	4,925,043	(695,991)	(1,063,196)
(987,573)	(1,551,953)	26,732,853	18,431,557	(1,424,902)	(2,259,714)
(7,066)	73,948	(4,425,073)	7,180,960	(692,995)	(982,660)
169,059	46,116	10,619,503	3,962,877	(188,287)	(76,807)
19,856	230	2,037,622	3,968,772	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(26,500,711)	(26,630,744)	(156,790,922)	333,977,578	(64,594,888)	(27,643,023)
(28,697,036)	(16,484,646)	(169,721,175)	366,344,155	(64,907,100)	(22,276,215)

244,098,936	260,583,582	1,035,107,623	668,763,468	134,706,212	156,982,427
$215,401,900	$244,098,936	$865,386,448	$1,035,107,623	$69,799,112	$134,706,212

The accompanying notes are an integral part of the financial statements.
63

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual High Yield Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$28,861,881	$27,801,042
Net realized gain (loss)	4,015,824	(8,428,430)
Net change in unrealized appreciation (depreciation)	(1,063,130)	40,444,759
Net increase (decrease) in net assets resulting from operations	31,814,575	59,817,371
Distributions to shareholders (Note 2):
Class I	(18,577,551)	(17,898,093)
Class R5	(2,616,681)	(2,549,886)
Service Class	(1,265,776)	(1,414,181)
Administrative Class	(750,051)	(909,388)
Class R4	(949,577)	(1,103,163)
Class A	(433,548)	(455,417)
Class R3	(1,642,025)	(1,603,752)
Class Y	(2,497,187)	(1,863,291)
Class C	(8,601)	(6,636)
Total distributions	(28,740,997)	(27,803,807)
Net fundshare transactions (Note 5):
Class I	59,079,000	(26,792,695)
Class R5	(1,034,533)	3,193,466
Service Class	(477,504)	(3,645,131)
Administrative Class	(2,053,223)	(1,454,696)
Class R4	(2,809,397)	(1,828,568)
Class A	175,536	(938,051)
Class R3	(2,544,349)	2,425,766
Class Y	23,999,641	(5,880,715)
Class C	37,832	68,832
Increase (decrease) in net assets from fund share transactions	74,373,003	(34,851,792)
Total increase (decrease) in net assets	77,446,581	(2,838,228)
Net assets
Beginning of year	399,329,335	402,167,563
End of year	$476,775,916	$399,329,335

The accompanying notes are an integral part of the financial statements.
64

MassMutual Small Cap Opportunities Fund		MassMutual Global Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$2,675,103	$1,819,808	$(531,691)	$(566,827)
36,671,057	34,004,294	44,130,535	27,714,397
(13,371,347)	55,468,546	(29,825,597)	28,065,689
25,974,813	91,292,648	13,773,247	55,213,259

(20,081,798)	(6,676,666)	(6,969,440)	(12,522,119)
(9,093,763)	(5,186,500)	(6,369,324)	(11,551,942)
(794,038)	(766,370)	(521,414)	(950,873)
(1,657,323)	(1,035,678)	(6,153,831)	(11,606,738)
(1,199,731)	(720,788)	(1,423,516)	(2,340,010)
(3,407,054)	(1,811,705)	(1,693,982)	(2,779,676)
(866,595)	(406,374)	(1,291,023)	(1,893,964)
(120,410)	(4,792)	—	—
—	—	—	—
(37,220,712)	(16,608,873)	(24,422,530)	(43,645,322)

84,881,293	59,189,534	(8,941,318)	3,476,953
(703,978)	(16,489,541)	(1,391,490)	2,919,396
(6,916,485)	(2,139,233)	(547,630)	91,559
(7,099,480)	(3,274,170)	(11,529,134)	(6,605,617)
1,053,665	(3,807,912)	(1,546,667)	343,503
(4,539,539)	(841,795)	(25,830)	1,104,000
763,611	478,485	(693,391)	1,456,707
3,756,042	967,284	—	—
—	—	—	—
71,195,129	34,082,652	(24,675,460)	2,786,501
59,949,230	108,766,427	(35,324,743)	14,354,438

434,869,639	326,103,212	188,154,273	173,799,835
$494,818,869	$434,869,639	$152,829,530	$188,154,273

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.24	$0.41	$0.11	$0.52	$(0.37)	$(0.02)	$(0.39)	$9.37	5.77%	$26,306	0.58%	0.46%	4.41%
9/30/24	8.68	0.38	0.53	0.91	(0.35)	—	(0.35)	9.24	10.69%	53,625	0.59%	0.44%	4.21%
9/30/23	8.67	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.68	3.96%	77,614	0.70%	0.46%	3.47%
9/30/22	10.10	0.20	(1.19)	(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
Class R5
9/30/25	$9.29	$0.40	$0.11	$0.51	$(0.36)	$(0.02)	$(0.38)	$9.42	5.66%	$13,949	0.68%	0.56%	4.35%
9/30/24	8.72	0.36	0.55	0.91	(0.34)	—	(0.34)	9.29	10.60%	11,547	0.69%	0.61%	4.03%
9/30/23	8.70	0.27	0.05aa	0.32	(0.30)	(0.00)[d]	(0.30)	8.72	3.71%	11,359	0.82%	N/A	3.09%
9/30/22	10.13	0.19	(1.20)	(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
Service Class
9/30/25	$9.22	$0.39	$0.10	$0.49	$(0.35)	$(0.02)	$(0.37)	$9.34	5.45%	$946	0.78%	0.66%	4.19%
9/30/24	8.65	0.35	0.55	0.90	(0.33)	—	(0.33)	9.22	10.55%	2,117	0.79%	0.71%	3.98%
9/30/23	8.65	0.26	0.03aa	0.29	(0.29)	(0.00)[d]	(0.29)	8.65	3.37%	3,437	0.91%	N/A	3.02%
9/30/22	10.06	0.17	(1.18)	(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	47%	34%	16%	20%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
66

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$9.19	$0.38	$0.11	$0.49	$(0.34)	$(0.02)	$(0.36)	$9.32	5.46%	$12,124	0.88%	0.76%	4.14%
9/30/24	8.63	0.34	0.54	0.88	(0.32)	—	(0.32)	9.19	10.33%	12,116	0.89%	0.81%	3.86%
9/30/23	8.62	0.25	0.04aa	0.29	(0.28)	(0.00)[d]	(0.28)	8.63	3.39%	11,719	1.01%	N/A	2.96%
9/30/22	10.01	0.17	(1.18)	(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
Class R4
9/30/25	$9.26	$0.36	$0.11	$0.47	$(0.33)	$(0.02)	$(0.35)	$9.38	5.17%	$1,369	1.03%	0.91%	3.89%
9/30/24	8.69	0.34	0.54	0.88	(0.31)	—	(0.31)	9.26	10.24%	8,391	1.04%	0.93%	3.75%
9/30/23	8.69	0.23	0.04aa	0.27	(0.27)	(0.00)[d]	(0.27)	8.69	3.11%	3,225	1.16%	N/A	2.63%
9/30/22	10.07	0.15	(1.18)	(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
Class A
9/30/25	$9.15	$0.36	$0.11	$0.47	$(0.32)	$(0.02)	$(0.34)	$9.28	5.26%	$6,076	1.08%	0.96%	3.94%
9/30/24	8.59	0.32	0.54	0.86	(0.30)	—	(0.30)	9.15	10.12%	5,960	1.11%	1.02%	3.63%
9/30/23	8.58	0.23	0.03aa	0.26	(0.25)	(0.00)[d]	(0.25)	8.59	3.13%	6,055	1.26%	N/A	2.65%
9/30/22	9.93	0.14	(1.18)	(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
Class R3
9/30/25	$9.18	$0.35	$0.10	$0.45	$(0.30)	$(0.02)	$(0.32)	$9.31	5.05%	$4,716	1.28%	1.16%	3.77%
9/30/24	8.62	0.30	0.54	0.84	(0.28)	—	(0.28)	9.18	9.90%	5,406	1.29%	1.21%	3.44%
9/30/23	8.61	0.21	0.04aa	0.25	(0.24)	(0.00)[d]	(0.24)	8.62	2.98%	6,742	1.41%	N/A	2.49%
9/30/22	9.99	0.13	(1.19)	(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
Class Y
9/30/25	$9.25	$0.41	$0.11	$0.52	$(0.37)	$(0.02)	$(0.39)	$9.38	5.72%	$34,122	0.68%	0.51%	4.38%
9/30/24	8.69	0.37	0.54	0.91	(0.35)	—	(0.35)	9.25	10.65%	35,519	0.69%	0.47%	4.19%
9/30/23	8.68	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.69	3.96%	46,025	0.81%	0.46%	3.43%
9/30/22[g]	9.86	0.15	(1.09)	(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
9/30/25	$9.21	$0.38	$0.11	$0.49	$(0.34)	$(0.02)	$(0.36)	$9.34	5.46%	$16,171	0.88%	0.76%	4.12%
9/30/24	8.65	0.35	0.53	0.88	(0.32)	—	(0.32)	9.21	10.41%	21,638	0.89%	0.72%	3.92%
9/30/23	8.64	0.28	0.03aa	0.31	(0.30)	(0.00)[d]	(0.30)	8.65	3.70%	45,936	1.00%	0.71%	3.22%
9/30/22[g]	9.82	0.14	(1.10)	(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
9/30/25	$9.29	$0.36	$0.11	$0.47	$(0.32)	$(0.02)	$(0.34)	$9.42	5.18%	$306	1.13%	1.01%	3.86%
9/30/24	8.72	0.33	0.55	0.88	(0.31)	—	(0.31)	9.29	10.20%	767	1.14%	0.97%	3.68%
9/30/23	8.71	0.26	0.04aa	0.30	(0.29)	(0.00)[d]	(0.29)	8.72	3.44%	871	1.26%	0.96%	2.95%
9/30/22[g]	9.90	0.12	(1.11)	(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
9/30/25	$9.53	$0.41	$(0.09)	$0.32	$(0.38)	$—	$(0.38)	$9.47	3.41%	$142,357	0.53%	N/A	0.49%	4.36%
9/30/24	9.15	0.43	0.53	0.96	(0.58)	—	(0.58)	9.53	10.91%	162,467	0.53%	N/A	0.51%	4.63%
9/30/23	9.35	0.35	(0.19)	0.16	(0.36)	—	(0.36)	9.15	1.67%	168,966	0.51%	N/A	N/A	3.74%
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
Class R5
9/30/25	$9.54	$0.40	$(0.09)	$0.31	$(0.37)	$—	$(0.37)	$9.48	3.31%	$43,363	0.63%	N/A	0.59%	4.27%
9/30/24	9.15	0.42	0.54	0.96	(0.57)	—	(0.57)	9.54	10.89%	47,912	0.63%	N/A	0.61%	4.52%
9/30/23	9.35	0.34	(0.19)	0.15	(0.35)	—	(0.35)	9.15	1.56%	49,635	0.61%	N/A	N/A	3.63%
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
Service Class
9/30/25	$9.51	$0.39	$(0.09)	$0.30	$(0.36)	$—	$(0.36)	$9.45	3.20%	$13,641	0.73%	N/A	0.69%	4.15%
9/30/24	9.12	0.41	0.54	0.95	(0.56)	—	(0.56)	9.51	10.74%	15,952	0.72%	N/A	0.71%	4.44%
9/30/23	9.31	0.32	(0.17)	0.15	(0.34)	—	(0.34)	9.12	1.55%	21,436	0.71%	N/A	N/A	3.48%
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	63%	78%	80%	77%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
68

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
9/30/25	$9.65	$0.39	$(0.10)	$0.29	$(0.35)	$—	$(0.35)	$9.59	3.11%	$4,117	0.83%	N/A	0.79%	4.07%
9/30/24	9.24	0.40	0.56	0.96	(0.55)	—	(0.55)	9.65	10.76%	4,953	0.82%	N/A	0.81%	4.32%
9/30/23	9.43	0.33	(0.19)	0.14	(0.33)	—	(0.33)	9.24	1.40%	6,883	0.81%	N/A	N/A	3.45%
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
Class R4
9/30/25	$9.30	$0.36	$(0.10)	$0.26	$(0.32)	$—	$(0.32)	$9.24	2.93%	$1,107	0.98%	N/A	0.94%	3.89%
9/30/24	8.88	0.38	0.53	0.91	(0.49)	—	(0.49)	9.30	10.55%	2,120	0.97%	N/A	0.96%	4.19%
9/30/23	9.08	0.30	(0.18)	0.12	(0.32)	—	(0.32)	8.88	1.24%	3,557	0.96%	N/A	N/A	3.26%
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
Class A
9/30/25	$9.39	$0.36	$(0.10)	$0.26	$(0.32)	$—	$(0.32)	$9.33	2.89%	$8,296	1.03%	N/A	0.99%	3.89%
9/30/24	8.98	0.37	0.53	0.90	(0.49)	—	(0.49)	9.39	10.38%	8,349	1.04%	N/A	1.03%	4.10%
9/30/23	9.17	0.29	(0.18)	0.11	(0.30)	—	(0.30)	8.98	1.15%	7,905	1.06%	N/A	N/A	3.17%
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
Class R3
9/30/25	$9.33	$0.34	$(0.10)	$0.24	$(0.30)	$—	$(0.30)	$9.27	2.68%	$2,400	1.23%	N/A	1.19%	3.67%
9/30/24	8.91	0.36	0.53	0.89	(0.47)	—	(0.47)	9.33	10.28%	2,243	1.23%	N/A	1.21%	3.92%
9/30/23	9.09	0.27	(0.17)	0.10	(0.28)	—	(0.28)	8.91	1.07%	2,103	1.21%	N/A	N/A	3.01%
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
Class Y
9/30/25	$9.55	$0.40	$(0.09)	$0.31	$(0.37)	$—	$(0.37)	$9.49	3.31%	$122	0.63%	N/A	0.59%	4.28%
9/30/24	9.16	0.42	0.54	0.96	(0.57)	—	(0.57)	9.55	10.84%	103	0.63%	N/A	0.61%	4.53%
9/30/23[g]	9.33	0.26	(0.43)	(0.17)	—	—	—	9.16	(1.82%)[b]	98	0.61%[a]	N/A	N/A	4.16%[a]

The accompanying notes are an integral part of the financial statements.
69

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.30	$0.44	$(0.03)	$0.41	$(0.43)	$—	$(0.43)	$9.28	4.56%	$556,398	0.43%	0.37%	4.83%
9/30/24	8.84	0.43	0.76	1.19	(0.73)	—	(0.73)	9.30	14.13%	758,457	0.45%	0.43%	4.85%
9/30/23	9.10	0.41	(0.32)	0.09	(0.35)	—	(0.35)	8.84	0.92%	492,575	0.45%	N/A	4.53%
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	N/A	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	N/A	2.39%
Class R5
9/30/25	$9.34	$0.43	$(0.03)	$0.40	$(0.42)	$—	$(0.42)	$9.32	4.46%	$136,179	0.53%	0.47%	4.77%
9/30/24	8.88	0.43	0.75	1.18	(0.72)	—	(0.72)	9.34	13.93%	145,071	0.55%	0.53%	4.75%
9/30/23	9.13	0.40	(0.31)	0.09	(0.34)	—	(0.34)	8.88	0.91%	92,389	0.55%	N/A	4.41%
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	N/A	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	N/A	2.29%
Service Class
9/30/25	$9.29	$0.42	$(0.03)	$0.39	$(0.41)	$—	$(0.41)	$9.27	4.36%	$46,202	0.63%	0.57%	4.66%
9/30/24	8.82	0.42	0.76	1.18	(0.71)	—	(0.71)	9.29	13.95%	36,028	0.65%	0.63%	4.66%
9/30/23	9.07	0.39	(0.31)	0.08	(0.33)	—	(0.33)	8.82	0.81%	29,605	0.65%	N/A	4.31%
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	N/A	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	N/A	2.19%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	149%	248%	206%	239%	256%
Portfolio turnover excluding TBA transactions	75%	96%	42%	53%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
70

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$9.20	$0.41	$(0.04)	$0.37	$(0.40)	$—	$(0.40)	$9.17	4.14%	$33,971	0.73%	0.67%	4.56%
9/30/24	8.74	0.40	0.76	1.16	(0.70)	—	(0.70)	9.20	13.82%	37,304	0.75%	0.73%	4.55%
9/30/23	8.99	0.38	(0.31)	0.07	(0.32)	—	(0.32)	8.74	0.70%	30,750	0.75%	N/A	4.22%
9/30/22	11.19	0.24	(2.05)	(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	N/A	2.30%
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	N/A	2.11%
Class R4
9/30/25	$9.10	$0.39	$(0.03)	$0.36	$(0.38)	$—	$(0.38)	$9.08	4.09%	$46,273	0.88%	0.82%	4.38%
9/30/24	8.62	0.37	0.76	1.13	(0.65)	—	(0.65)	9.10	13.63%	19,865	0.90%	0.88%	4.35%
9/30/23	8.84	0.36	(0.30)	0.06	(0.28)	—	(0.28)	8.62	0.57%	1,420	0.90%	N/A	4.05%
9/30/22	11.01	0.20	(2.00)	(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	N/A	1.99%
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	N/A	1.95%
Class A
9/30/25	$9.15	$0.39	$(0.03)	$0.36	$(0.38)	$—	$(0.38)	$9.13	4.04%	$25,457	0.94%	0.87%	4.37%
9/30/24	8.66	0.38	0.75	1.13	(0.64)	—	(0.64)	9.15	13.57%	30,138	0.97%	0.95%	4.34%
9/30/23	8.91	0.35	(0.31)	0.04	(0.29)	—	(0.29)	8.66	0.34%	21,761	1.00%	N/A	3.97%
9/30/22	11.09	0.20	(2.01)	(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	N/A	1.97%
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	N/A	1.83%
Class R3
9/30/25	$9.52	$0.38	$(0.03)	$0.35	$(0.37)	$—	$(0.37)	$9.50	3.85%	$14,709	1.13%	1.07%	4.16%
9/30/24	8.94	0.35	0.86	1.21	(0.63)	—	(0.63)	9.52	14.06%	4,126	1.15%	1.13%	4.06%
9/30/23	9.18	0.35	(0.32)	0.03	(0.27)	—	(0.27)	8.94	0.23%	169	1.15%	N/A	3.81%
9/30/22	11.34	0.20	(2.09)	(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	N/A	1.88%
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	N/A	1.70%
Class Y
9/30/25	$9.34	$0.44	$(0.04)	$0.40	$(0.42)	$—	$(0.42)	$9.32	4.46%	$6,197	0.53%	0.47%	4.79%
9/30/24	8.87	0.44	0.75	1.19	(0.72)	—	(0.72)	9.34	14.03%	4,119	0.55%	0.53%	4.78%
9/30/23[g]	9.33	0.28	(0.74)	(0.46)	—	—	—	8.87	(4.93%)[b]	95	0.55%[a]	N/A	4.59%[a]

The accompanying notes are an integral part of the financial statements.
71

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.10	$0.42	$0.09aa	$0.51	$(0.39)	$—	$(0.02)	$(0.41)	$9.20	5.77%	$46,834	0.72%	0.59%	4.70%
9/30/24	8.68	0.43	0.74	1.17	(0.75)	—	—	(0.75)	9.10	14.13%	52,500	0.66%	0.64%	4.85%
9/30/23	8.93	0.41	(0.30)	0.11	(0.36)	—	—	(0.36)	8.68	1.13%	76,296	0.61%	N/A	4.65%
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	—	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	—	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
Class R5
9/30/25	$8.21	$0.37	$0.08aa	$0.45	$(0.34)	$—	$(0.02)	$(0.36)	$8.30	5.66%	$11,257	0.82%	0.69%	4.60%
9/30/24	7.87	0.38	0.67	1.05	(0.71)	—	—	(0.71)	8.21	14.03%	67,568	0.76%	0.74%	4.75%
9/30/23	8.13	0.37	(0.28)	0.09	(0.35)	—	—	(0.35)	7.87	1.00%	61,990	0.71%	N/A	4.55%
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	—	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	—	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
Service Class
9/30/25	$8.37	$0.37	$0.08aa	$0.45	$(0.34)	$—	$(0.02)	$(0.36)	$8.46	5.53%	$3,687	0.92%	0.79%	4.50%
9/30/24	8.00	0.38	0.69	1.07	(0.70)	—	—	(0.70)	8.37	14.09%	3,629	0.86%	0.84%	4.65%
9/30/23	8.27	0.37	(0.30)	0.07	(0.34)	—	—	(0.34)	8.00	0.73%	3,836	0.81%	N/A	4.44%
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	—	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	—	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	265%	153%	107%	198%	192%
Portfolio turnover excluding TBA transactions	182%	64%	35%	62%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
72

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$8.36	$0.36	$0.08aa	$0.44	$(0.33)	$—	$(0.02)	$(0.35)	$8.45	5.43%	$3,213	1.02%	0.89%	4.39%
9/30/24	7.99	0.37	0.68	1.05	(0.68)	—	—	(0.68)	8.36	13.87%	3,901	0.96%	0.94%	4.54%
9/30/23	8.25	0.35	(0.28)	0.07	(0.33)	—	—	(0.33)	7.99	0.76%	4,797	0.91%	N/A	4.31%
9/30/22	10.49	0.26	(2.10)	(1.84)	(0.26)	(0.14)	—	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	—	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
Class R4
9/30/25	$8.24	$0.34	$0.08aa	$0.42	$(0.31)	$—	$(0.02)	$(0.33)	$8.33	5.28%	$797	1.17%	1.04%	4.23%
9/30/24	7.86	0.35	0.69	1.04	(0.66)	—	—	(0.66)	8.24	13.84%	2,254	1.11%	1.09%	4.39%
9/30/23	8.12	0.34	(0.28)	0.06	(0.32)	—	—	(0.32)	7.86	0.64%	4,395	1.06%	N/A	4.20%
9/30/22	10.33	0.25	(2.08)	(1.83)	(0.24)	(0.14)	—	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	—	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
Class A
9/30/25	$8.41	$0.35	$0.06aa	$0.41	$(0.31)	$—	$(0.02)	$(0.33)	$8.49	5.09%	$3,014	1.22%	1.09%	4.21%
9/30/24	8.01	0.35	0.70	1.05	(0.65)	—	—	(0.65)	8.41	13.69%	3,673	1.18%	1.16%	4.32%
9/30/23	8.26	0.34	(0.29)	0.05	(0.30)	—	—	(0.30)	8.01	0.54%	4,468	1.16%	N/A	4.09%
9/30/22	10.49	0.24	(2.10)	(1.86)	(0.23)	(0.14)	—	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	—	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
Class R3
9/30/25	$8.34	$0.33	$0.07aa	$0.40	$(0.29)	$—	$(0.02)	$(0.31)	$8.43	5.01%	$898	1.42%	1.29%	4.00%
9/30/24	7.93	0.33	0.69	1.02	(0.61)	—	—	(0.61)	8.34	13.50%	1,082	1.36%	1.34%	4.14%
9/30/23	8.20	0.32	(0.29)	0.03	(0.30)	—	—	(0.30)	7.93	0.29%	1,106	1.31%	N/A	3.94%
9/30/22	10.30	0.22	(2.08)	(1.86)	(0.10)	(0.14)	—	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	—	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
Class Y
9/30/25	$8.22	$0.37	$0.08aa	$0.45	$(0.34)	$—	$(0.02)	$(0.36)	$8.31	5.66%	$100	0.82%	0.69%	4.60%
9/30/24	7.87	0.38	0.67	1.05	(0.70)	—	—	(0.70)	8.22	14.11%	99	0.76%	0.74%	4.75%
9/30/23[g]	8.30	0.25	(0.68)	(0.43)	—	—	—	—	7.87	(5.18%)[b]	95	0.71%[a]	N/A	4.63%[a]

The accompanying notes are an integral part of the financial statements.
73

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$8.16	$0.57	$0.03	$0.60	$(0.57)	$(0.57)	$8.19	7.66%	$314,512	0.59%	0.54%	7.05%
9/30/24	7.53	0.56	0.63	1.19	(0.56)	(0.56)	8.16	16.35%	253,130	0.60%	0.56%	7.15%
9/30/23	7.28	0.49	0.25	0.74	(0.49)	(0.49)	7.53	10.39%	259,513	0.68%	N/A	6.47%
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
Class R5
9/30/25	$8.22	$0.57	$0.03	$0.60	$(0.57)	$(0.57)	$8.25	7.56%	$37,967	0.69%	0.64%	6.98%
9/30/24	7.58	0.56	0.64	1.20	(0.56)	(0.56)	8.22	16.31%	38,879	0.70%	0.66%	7.06%
9/30/23	7.33	0.49	0.25	0.74	(0.49)	(0.49)	7.58	10.26%	32,778	0.78%	N/A	6.37%
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
Service Class
9/30/25	$8.22	$0.56	$0.04	$0.60	$(0.56)	$(0.56)	$8.26	7.58%	$18,500	0.79%	0.74%	6.88%
9/30/24	7.58	0.55	0.64	1.19	(0.55)	(0.55)	8.22	16.20%	18,905	0.80%	0.76%	6.94%
9/30/23	7.33	0.48	0.25	0.73	(0.48)	(0.48)	7.58	10.15%	20,937	0.88%	N/A	6.26%
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	97%	69%	38%	53%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
74

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$8.08	$0.54	$0.03	$0.57	$(0.54)	$(0.54)	$8.11	7.35%	$9,992	0.89%	0.84%	6.78%
9/30/24	7.45	0.53	0.63	1.16	(0.53)	(0.53)	8.08	16.10%	12,023	0.90%	0.86%	6.85%
9/30/23	7.20	0.46	0.26	0.72	(0.47)	(0.47)	7.45	10.10%	12,382	0.98%	N/A	6.17%
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
Class R4
9/30/25	$7.94	$0.52	$0.03	$0.55	$(0.52)	$(0.52)	$7.97	7.20%	$13,703	1.04%	0.99%	6.63%
9/30/24	7.32	0.51	0.62	1.13	(0.51)	(0.51)	7.94	15.94%	16,488	1.05%	1.01%	6.70%
9/30/23	7.07	0.44	0.26	0.70	(0.45)	(0.45)	7.32	10.01%	16,984	1.13%	N/A	6.00%
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
Class A
9/30/25	$8.07	$0.53	$0.02	$0.55	$(0.52)	$(0.52)	$8.10	7.14%	$6,962	1.09%	1.04%	6.58%
9/30/24	7.44	0.51	0.63	1.14	(0.51)	(0.51)	8.07	15.86%	6,745	1.12%	1.08%	6.63%
9/30/23	7.20	0.44	0.25	0.69	(0.45)	(0.45)	7.44	9.68%	7,116	1.23%	N/A	5.91%
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
Class R3
9/30/25	$8.18	$0.52	$0.02	$0.54	$(0.51)	$(0.51)	$8.21	6.92%	$25,087	1.29%	1.24%	6.39%
9/30/24	7.54	0.51	0.64	1.15	(0.51)	(0.51)	8.18	15.67%	27,609	1.30%	1.26%	6.46%
9/30/23	7.29	0.44	0.25	0.69	(0.44)	(0.44)	7.54	9.62%	23,159	1.38%	N/A	5.76%
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
Class Y
9/30/25	$8.18	$0.57	$0.04	$0.61	$(0.57)	$(0.57)	$8.22	7.74%	$49,840	0.64%	0.59%	7.02%
9/30/24	7.55	0.56	0.63	1.19	(0.56)	(0.56)	8.18	16.27%	25,377	0.65%	0.61%	7.09%
9/30/23	7.30	0.49	0.25	0.74	(0.49)	(0.49)	7.55	10.33%	29,201	0.73%	N/A	6.43%
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
9/30/25	$8.22	$0.49	$0.03	$0.52	$(0.49)	$(0.49)	$8.25	6.59%	$213	1.59%	1.54%	6.05%
9/30/24	7.58	0.49	0.64	1.13	(0.49)	(0.49)	8.22	15.35%	174	1.60%	1.56%	6.17%
9/30/23	7.33	0.42	0.25	0.67	(0.42)	(0.42)	7.58	9.27%	96	1.69%	N/A	5.47%
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]

The accompanying notes are an integral part of the financial statements.
75

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$19.28	$0.13	$1.03	$1.16	$(0.13)	$(1.52)	$(1.65)	$18.79	6.05%	$298,338	0.65%	0.65%[n]	0.73%
9/30/24	15.85	0.11	4.13	4.24	(0.05)	(0.76)	(0.81)	19.28	27.85%	219,361	0.66%	0.65%	0.64%
9/30/23	14.20	0.10	1.76	1.86	(0.14)	(0.07)	(0.21)	15.85	13.14%	125,988	0.67%	N/A	0.65%
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	N/A	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	N/A	0.35%
Class R5
9/30/25	$19.19	$0.11	$1.03	$1.14	$(0.11)	$(1.52)	$(1.63)	$18.70	5.97%	$105,766	0.75%	0.75%[n]	0.61%
9/30/24	15.79	0.09	4.11	4.20	(0.04)	(0.76)	(0.80)	19.19	27.69%	109,539	0.76%	0.75%	0.52%
9/30/23	14.14	0.09	1.76	1.85	(0.13)	(0.07)	(0.20)	15.79	13.08%	104,951	0.77%	N/A	0.55%
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	N/A	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	N/A	0.26%
Service Class
9/30/25	$19.10	$0.09	$1.03	$1.12	$(0.07)	$(1.52)	$(1.59)	$18.63	5.86%	$10,073	0.85%	0.85%[n]	0.48%
9/30/24	15.72	0.07	4.10	4.17	(0.03)	(0.76)	(0.79)	19.10	27.62%	16,696	0.86%	0.85%	0.42%
9/30/23	14.08	0.07	1.75	1.82	(0.11)	(0.07)	(0.18)	15.72	12.95%	15,707	0.87%	N/A	0.45%
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	N/A	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	N/A	0.17%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	40%	40%	46%	39%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
76

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$18.90	$0.07	$1.02	$1.09	$(0.07)	$(1.52)	$(1.59)	$18.40	5.76%	$14,573	0.95%	0.95%[n]	0.39%
9/30/24	15.58	0.05	4.06	4.11	(0.03)	(0.76)	(0.79)	18.90	27.42%	22,272	0.96%	0.95%	0.32%
9/30/23	13.95	0.05	1.75	1.80	(0.10)	(0.07)	(0.17)	15.58	12.88%	21,277	0.97%	N/A	0.35%
9/30/22	18.97	0.02	(3.23)	(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	N/A	0.15%
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	N/A	0.07%
Class R4
9/30/25	$18.07	$0.04	$0.97	$1.01	$(0.05)	$(1.52)	$(1.57)	$17.51	5.55%	$13,551	1.10%	1.10%[n]	0.26%
9/30/24	14.92	0.03	3.88	3.91	—	(0.76)	(0.76)	18.07	27.28%	12,849	1.11%	1.10%	0.16%
9/30/23	13.37	0.03	1.67	1.70	(0.08)	(0.07)	(0.15)	14.92	12.69%	13,888	1.12%	N/A	0.20%
9/30/22	18.28	(0.00)d,bb	(3.10)	(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	N/A	(0.00%)[e]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	N/A	(0.09%)
Class A
9/30/25	$18.18	$0.04	$0.97	$1.01	$(0.04)	$(1.52)	$(1.56)	$17.63	5.53%	$37,274	1.15%	1.15%[n]	0.20%
9/30/24	15.02	0.02	3.90	3.92	—	(0.76)	(0.76)	18.18	27.16%	43,168	1.17%	1.17%	0.11%
9/30/23	13.46	0.02	1.67	1.69	(0.06)	(0.07)	(0.13)	15.02	12.53%	36,525	1.22%	N/A	0.10%
9/30/22	18.40	(0.02)bb	(3.11)	(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	N/A	(0.11%)
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	N/A	(0.18%)
Class R3
9/30/25	$17.72	$0.00[d]	$0.94	$0.94	$(0.01)	$(1.52)	$(1.53)	$17.13	5.30%	$10,231	1.35%	1.35%[n]	0.01%
9/30/24	14.68	(0.01)bb	3.81	3.80	—	(0.76)	(0.76)	17.72	26.97%	9,822	1.36%	1.35%	(0.07%)
9/30/23	13.16	(0.01)bb	1.64	1.63	(0.04)	(0.07)	(0.11)	14.68	12.40%	7,672	1.37%	N/A	(0.05%)
9/30/22	18.06	(0.04)bb	(3.05)	(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	N/A	(0.26%)
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	N/A	(0.34%)
Class Y
9/30/25	$19.21	$0.13	$1.01	$1.14	$(0.12)	$(1.52)	$(1.64)	$18.71	5.95%	$5,013	0.75%	0.75%[n]	0.70%
9/30/24	15.79	0.10	4.12	4.22	(0.04)	(0.76)	(0.80)	19.21	27.77%	1,162	0.76%	0.75%	0.57%
9/30/23[g]	16.67	0.06	(0.94)aa	(0.88)	—	—	—	15.79	(5.28%)[b]	95	0.77%[a]	N/A	0.55%[a]

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$11.40	$(0.01)	$1.00	$0.99	$(1.53)	$(1.53)	$10.86	9.64%	$42,925	0.93%	(0.13%)
9/30/24	11.02	(0.01)	3.18	3.17	(2.79)	(2.79)	11.40	34.35%	54,970	0.93%	(0.10%)
9/30/23	10.72	0.00d,bb	2.84	2.84	(2.54)	(2.54)	11.02	29.05%	48,335	0.91%	0.02%
9/30/22	18.79	(0.01)	(6.02)	(6.03)	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
Class R5
9/30/25	$11.35	$(0.02)	$1.00	$0.98	$(1.53)	$(1.53)	$10.80	9.58%	$46,971	1.03%	(0.22%)
9/30/24	10.99	(0.02)	3.17	3.15	(2.79)	(2.79)	11.35	34.23%	50,714	1.03%	(0.19%)
9/30/23	10.70	(0.01)	2.84	2.83	(2.54)	(2.54)	10.99	28.99%	44,364	1.02%	(0.08%)
9/30/22	18.78	(0.03)	(6.01)	(6.04)	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
Service Class
9/30/25	$11.08	$(0.03)	$0.96	$0.93	$(1.53)	$(1.53)	$10.48	9.35%	$3,226	1.13%	(0.30%)
9/30/24	10.80	(0.03)	3.10	3.07	(2.79)	(2.79)	11.08	34.08%	3,980	1.13%	(0.32%)
9/30/23	10.56	(0.02)	2.80	2.78	(2.54)	(2.54)	10.80	28.90%	3,655	1.12%	(0.20%)
9/30/22	18.58	(0.04)	(5.94)	(5.98)	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	24%	6%	10%	10%	10%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
78

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$11.19	$(0.04)	$0.98	$0.94	$(1.53)	$(1.53)	$10.60	9.34%	$32,728	1.23%	(0.42%)
9/30/24	10.90	(0.04)	3.12	3.08	(2.79)	(2.79)	11.19	33.83%	47,137	1.23%	(0.41%)
9/30/23	10.64	(0.03)	2.83	2.80	(2.54)	(2.54)	10.90	28.84%	50,587	1.22%	(0.29%)
9/30/22	18.73	(0.06)	(5.99)	(6.05)	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
Class R4
9/30/25	$10.47	$(0.05)	$0.90	$0.85	$(1.53)	$(1.53)	$9.79	9.09%	$7,445	1.38%	(0.57%)
9/30/24	10.37	(0.06)	2.95	2.89	(2.79)	(2.79)	10.47	33.68%	9,712	1.38%	(0.56%)
9/30/23	10.24	(0.04)	2.71	2.67	(2.54)	(2.54)	10.37	28.67%	8,921	1.37%	(0.43%)
9/30/22	18.12	(0.07)	(5.77)	(5.84)	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
Class A
9/30/25	$10.73	$(0.06)	$0.93	$0.87	$(1.53)	$(1.53)	$10.07	9.06%	$11,636	1.43%	(0.61%)
9/30/24	10.57	(0.06)	3.01	2.95	(2.79)	(2.79)	10.73	33.59%	12,339	1.45%	(0.61%)
9/30/23	10.41	(0.06)	2.76	2.70	(2.54)	(2.54)	10.57	28.47%	10,559	1.47%	(0.54%)
9/30/22	18.40	(0.09)	(5.86)	(5.95)	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
Class R3
9/30/25	$10.50	$(0.08)	$0.91	$0.83	$(1.53)	$(1.53)	$9.80	8.85%	$7,899	1.63%	(0.81%)
9/30/24	10.41	(0.08)	2.96	2.88	(2.79)	(2.79)	10.50	33.40%	9,303	1.64%	(0.81%)
9/30/23	10.30	(0.07)	2.72	2.65	(2.54)	(2.54)	10.41	28.24%	7,378	1.62%	(0.69%)
9/30/22	18.25	(0.11)	(5.80)	(5.91)	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)

The accompanying notes are an integral part of the financial statements.
79

Notes to Financial Statements

1.	The Funds
MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Core Bond Fund (“Core Bond Fund”)
MassMutual Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual High Yield Fund (“High Yield Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other

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Notes to Financial Statements (Continued)
days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are

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Notes to Financial Statements (Continued)
developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The following is the aggregate value by input level, as of September 30, 2025, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$54,412,818	$—	$54,412,818
Non-U.S. Government Agency Obligations	—	50,034,556	—	50,034,556
U.S. Government Agency Obligations and Instrumentalities	—	37,627	—	37,627
Short-Term Investments	1,021,200	11,497,945	—	12,519,145
Total Investments	$1,021,200	$115,982,946	$—	$117,004,146
Asset Derivatives
Futures Contracts	$27,278	$—	$—	$27,278
Liability Derivatives
Futures Contracts	$(40,184)	$—	$—	$(40,184)
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$129,404,814	$—	$129,404,814
U.S. Government Agency Obligations and Instrumentalities	—	7,588,771	—	7,588,771
U.S. Treasury Obligations	—	39,806,819	—	39,806,819
Short-Term Investments	—	43,308,333	—	43,308,333
Total Investments	$—	$220,108,737	$—	$220,108,737

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Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Asset Derivatives
Futures Contracts	$21,812	$—	$—	$21,812
Swap Agreements	—	4,384,686	—	4,384,686
Total	$21,812	$4,384,686	$—	$4,406,498
Liability Derivatives
Futures Contracts	$(46,162)	$—	$—	$(46,162)
Core Bond Fund
Asset Investments
Corporate Debt	$—	$333,833,600	$—	$333,833,600
Municipal Obligations	—	2,570,835	—	2,570,835
Non-U.S. Government Agency Obligations	—	228,538,145	—	228,538,145
Sovereign Debt Obligations	—	1,859,789	—	1,859,789
U.S. Government Agency Obligations and Instrumentalities	—	207,979,471	—	207,979,471
U.S. Treasury Obligations	—	78,614,413	—	78,614,413
Short-Term Investments	17,724,813	7,356,708	—	25,081,521
Total Investments	$17,724,813	$860,752,961	$—	$878,477,774
Asset Derivatives
Futures Contracts	$507,348	$—	$—	$507,348
Liability Derivatives
Futures Contracts	$(128,834)	$—	$—	$(128,834)
Diversified Bond Fund
Asset Investments
Corporate Debt	$—	$28,699,177	$—	$28,699,177
Non-U.S. Government Agency Obligations	—	14,924,434	—	14,924,434
Sovereign Debt Obligations	—	144,550	—	144,550
U.S. Government Agency Obligations and Instrumentalities	—	15,484,472	—	15,484,472
U.S. Treasury Obligations	—	9,225,016	—	9,225,016
Preferred Stock	181,650	—	—	181,650
Purchased Options	—	337	—	337
Warrants	—	—	3,458	3,458
Short-Term Investments	2,849,748	615,652	—	3,465,400
Total Investments	$3,031,398	$69,093,638	$3,458	$72,128,494
Asset Derivatives
Forward Contracts	$—	$125,537	$—	$125,537
Futures Contracts	74,897	—	—	74,897
Total	$74,897	$125,537	$—	$200,434
Liability Derivatives
Forward Contracts	$—	$(29,928)	$—	$(29,928)
Futures Contracts	(7,518)	—	—	(7,518)
Written Options	—	(18,556)	—	(18,556)
Total	$(7,518)	$(48,484)	$—	$(56,002)

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Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Investments
Preferred Stock	$—	$164,119	$—	$164,119
Bank Loans	—	51,077,227	—	51,077,227
Corporate Debt	—	414,173,661	—	414,173,661
Short-Term Investments	37,735,795	19,932,276	—	57,668,071
Unfunded Bank Loan Commitments**	—	3,905	—	3,905
Total Investments	$37,735,795	$485,351,188	$—	$523,086,983
Small Cap Opportunities Fund
Asset Investments
Common Stock	$489,557,340	$—	$—	$489,557,340
Short-Term Investments	1,781,680	4,147,845	—	5,929,525
Total Investments	$491,339,020	$4,147,845	$—	$495,486,865
Global Fund
Asset Investments
Common Stock*
Brazil	$937,113	$—	$—	$937,113
Canada	3,400,197	—	—	3,400,197
China	3,247,368	1,669,838	—	4,917,206
France	—	8,962,108	—	8,962,108
Germany	—	5,531,439	—	5,531,439
India	2,496,363	5,809,630	—	8,305,993
Israel	663,816	—	—	663,816
Italy	—	2,254,634	—	2,254,634
Japan	—	3,502,422	—	3,502,422
Netherlands	—	3,528,788	—	3,528,788
Spain	—	2,023,389	—	2,023,389
Sweden	—	1,629,414	—	1,629,414
Switzerland	—	2,750,364	—	2,750,364
Taiwan	—	5,742,575	—	5,742,575
United States	98,727,067	—	—	98,727,067
Short-Term Investments	364,650	327,748	—	692,398
Total Investments	$109,836,574	$43,732,349	$—	$153,568,923

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis, and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2025.
The Funds had no Level 3 transfers during the year ended September 30, 2025.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

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Notes to Financial Statements (Continued)
At September 30, 2025, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$27,278	$27,278
Liability Derivatives
Futures Contracts^^	$—	$(40,184)	$(40,184)
Realized Gain (Loss)#
Futures Contracts	$—	$(147,262)	$(147,262)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(184,099)	$(184,099)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$21,812	$21,812
Swap Agreements*	—	4,136,879	4,136,879
Swap Agreements^^’^^^	—	247,807	247,807
Total Value	$—	$4,406,498	$4,406,498
Liability Derivatives
Futures Contracts^^	$—	$(46,162)	$(46,162)
Realized Gain (Loss)#
Futures Contracts	$—	$543,930	$543,930
Swap Agreements	—	1,242,661	1,242,661
Total Realized Gain (Loss)	$—	$1,786,591	$1,786,591
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$72,572	$72,572
Swap Agreements	—	(3,314,750)	(3,314,750)
Total Change in Appreciation (Depreciation)	$—	$(3,242,178)	$(3,242,178)
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$507,348	$507,348
Liability Derivatives
Futures Contracts^^	$—	$(128,834)	$(128,834)
Realized Gain (Loss)#
Futures Contracts	$—	$(4,193,028)	$(4,193,028)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$707,648	$707,648
Diversified Bond Fund
Asset Derivatives
Purchased Options*	$337	$—	$337
Forward Contracts*	125,537	—	125,537
Futures Contracts^^	—	74,897	74,897
Total Value	$125,874	$74,897	$200,771

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Notes to Financial Statements (Continued)

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$(29,928)	$—	$(29,928)
Futures Contracts^^	—	(7,518)	(7,518)
Written Options^	(18,556)	—	(18,556)
Total Value	$(48,484)	$(7,518)	$(56,002)
Realized Gain (Loss)#
Purchased Options	$(27,967)	$—	$(27,967)
Forward Contracts	105,907	—	105,907
Futures Contracts	—	(1,182,752)	(1,182,752)
Written Options	19,265	—	19,265
Total Realized Gain (Loss)	$97,205	$(1,182,752)	$(1,085,547)
Change in Appreciation (Depreciation)##
Purchased Options	$802	$—	$802
Forward Contracts	75,131	—	75,131
Futures Contracts	—	135,068	135,068
Written Options	2,373	—	2,373
Total Change in Appreciation (Depreciation)	$78,306	$135,068	$213,374

*	Statements of Assets and Liabilities location: Investments, at value, open forward contracts, or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended September 30, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund
Futures Contracts:
Average number of contracts - long	384	40	871	91
Average number of contracts - short	282	260	81	14
Forward Contracts:
Average notional amounts purchased - in USD				$2,181,857
Average notional amounts sold - in USD				$2,313,416
Swap Agreements:
Interest Rate Swaps:
Average notional amounts		$18,325,000
Total Return Swaps:
Average notional amounts		$162,311,379
Options:
Average shares/units outstanding of Purchased Options				627,400
Average shares/units outstanding of Written Options				41,456,000

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Notes to Financial Statements (Continued)
The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
BNP Paribas SA	$3,257,315	$—	$(1,790,000)	$1,467,315
Goldman Sachs International	879,564	—	(210,000)	669,564
	$ 4,136,879	$—	$ (2,000,000)	$ 2,136,879
Diversified Bond Fund
Bank of America N.A.	$337	$(337)	$—	$—
BNP Paribas SA	6,797	(705)	—	6,092
Canadian Imperial Bank of Commerce	821	(821)	—	—
Citibank N.A.	44,061	(7,606)	—	36,455
Deutsche Bank AG	7,345	—	—	7,345
Goldman Sachs International	36,715	(10,815)	—	25,900
HSBC Bank PLC	12,740	—	—	12,740
JP Morgan Chase Bank N.A.	13,767	(11,024)	—	2,743
Standard Chartered Bank	3,291	—	—	3,291
	$125,874	$ (31,308)	$—	$94,566

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$ (5,752)	$337	$—	$(5,415)
Barclays Bank PLC	(337)	—	—	(337)
BNP Paribas SA	(705)	705	—	—
Canadian Imperial Bank of Commerce	(12,245)	821	—	(11,424)
Citibank N.A.	(7,606)	7,606	—	—
Goldman Sachs International	(10,815)	10,815	—	—
JP Morgan Chase Bank N.A.	(11,024)	11,024	—	—
	$(48,484)	$31,308	$—	$(17,176)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

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Notes to Financial Statements (Continued)
Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures Contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

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Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund

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will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

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When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with

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dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser,  such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

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Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The High Yield Fund entered into certain bank loan agreements which are unfunded (“commitments”). The High Yield Fund is obligated to fund these commitments at the borrower’s discretion. At September 30, 2025, the High Yield Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At September 30, 2025, the High Yield Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
High Yield Fund	Splat Super Holdco LLC	$352,035	$341,794	$345,699	$3,905

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

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Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2025.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

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Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
Each Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

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Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund*	0.30% on the first $2 billion; and 0.27% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and 0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million

*	Prior to September 15, 2025, the investment advisory fee for the Fund was 0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion.

96

Notes to Financial Statements (Continued)
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Core Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
High Yield Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.05%	N/A	None
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Global Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A

*	Class Y is not currently available for purchase.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund and Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High

97

Notes to Financial Statements (Continued)
Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.50%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2025.

Front-End Sales Charges Retained by Distributor
Short-Duration Bond Fund	$1,056
Core Bond Fund	223
High Yield Fund	2,034
Small Cap Opportunities Fund	158

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class L shares of the Short-Duration Bond Fund prior to February 1, 2024 in accounts aggregating $250,000 or more) of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the year ended September 30, 2025, no amounts have been retained by the Distributor.
With respect to Class A, Class L, and Class C shares, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	0.46%	0.56%	0.66%	0.76%	0.91%	0.96%	1.16%	0.51%	0.76%	1.01%
Inflation-Protected and Income Fund	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%	N/A	N/A
Diversified Bond Fund	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%	N/A	N/A
High Yield Fund	0.54%	0.64%	0.74%	0.84%	0.99%	1.04%	1.24%	0.59%	N/A	1.54%
Small Cap Opportunities Fund	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

98

Notes to Financial Statements (Continued)
Effective September 15, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Core Bond Fund	0.33%	0.43%	0.53%	0.63%	0.78%	0.83%	1.03%	0.43%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
For the period February 1, 2025 through September 14, 2025, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Core Bond Fund	0.34%	0.44%	0.54%	0.64%	0.79%	0.84%	1.04%	0.44%

Prior to February 1, 2025, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Core Bond Fund	0.42%	0.52%	0.62%	0.72%	0.87%	0.92%	1.12%	0.52%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Small Cap Opportunities Fund	$8,171
Global Fund	5,553

99

Notes to Financial Statements (Continued)
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended September 30, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Small Cap Opportunities Fund	$4,728
Global Fund	737

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2025:

Total % Ownership by Related Party
Short-Duration Bond Fund	77.4%
Inflation-Protected and Income Fund	78.1%
Core Bond Fund	86.6%
Diversified Bond Fund	93.9%
High Yield Fund	77.2%
Small Cap Opportunities Fund	72.6%
Global Fund	94.5%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$—	$56,722,755	$2,277	$87,086,982
Inflation-Protected and Income Fund	13,720,425	100,538,274	32,233,818	111,695,175
Core Bond Fund	992,294,004	274,992,728	1,225,249,937	422,836,021
Diversified Bond Fund	208,921,030	50,493,926	220,639,614	98,042,534
High Yield Fund	—	468,877,090	—	379,027,265
Small Cap Opportunities Fund	—	211,495,897	—	173,238,478
Global Fund	—	39,184,940	—	89,667,823

100

Notes to Financial Statements (Continued)
The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class I
Sold	1,415,000	$13,092,858	3,016,755	$26,683,491
Issued as reinvestment of dividends	226,509	2,098,119	242,562	2,172,180
Redeemed	(4,635,616)	(43,195,607)	(6,401,185)	(56,352,907)
Net increase (decrease)	(2,994,107)	$(28,004,630)	(3,141,868)	$(27,497,236)
Short-Duration Bond Fund Class R5
Sold	666,050	$6,192,193	905,867	$8,071,960
Issued as reinvestment of dividends	58,778	547,694	48,933	440,957
Redeemed	(486,497)	(4,535,200)	(1,014,464)	(9,065,373)
Net increase (decrease)	238,331	$2,204,687	(59,664)	$(552,456)
Short-Duration Bond Fund Service Class
Sold	71,160	$653,344	312,804	$2,795,758
Issued as reinvestment of dividends	7,196	66,445	8,399	75,025
Redeemed	(206,738)	(1,909,384)	(488,848)	(4,317,878)
Net increase (decrease)	(128,382)	$(1,189,595)	(167,645)	$(1,447,095)
Short-Duration Bond Fund Administrative Class
Sold	761,787	$6,992,456	487,964	$4,338,017
Issued as reinvestment of dividends	53,640	494,410	45,866	409,315
Redeemed	(832,433)	(7,664,475)	(573,907)	(5,080,126)
Net increase (decrease)	(17,006)	$(177,609)	(40,077)	$(332,794)
Short-Duration Bond Fund Class R4
Sold	18,322	$169,939	645,681	$5,766,090
Issued as reinvestment of dividends	17,487	161,754	25,591	231,051
Redeemed	(795,708)	(7,373,039)	(136,436)	(1,225,950)
Net increase (decrease)	(759,899)	$(7,041,346)	534,836	$4,771,191
Short-Duration Bond Fund Class A
Sold	177,740	$1,623,608	58,384	$515,638
Issued as reinvestment of dividends	22,592	207,398	23,027	204,528
Redeemed	(196,736)	(1,797,960)	(134,983)	(1,203,415)
Net increase (decrease)	3,596	$33,046	(53,572)	$(483,249)
Short-Duration Bond Fund Class R3
Sold	376,625	$3,451,559	83,992	$741,189
Issued as reinvestment of dividends	21,508	198,017	21,012	187,093
Redeemed	(480,090)	(4,431,984)	(298,426)	(2,636,751)
Net increase (decrease)	(81,957)	$(782,408)	(193,422)	$(1,708,469)

101

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class Y
Sold	2,049,646	$18,996,760	625,753	$5,735,540
Issued as reinvestment of dividends	150,465	1,395,640	138,072	1,236,726
Redeemed	(2,401,029)	(22,256,190)	(2,223,897)	(19,684,317)
Net increase (decrease)	(200,918)	$(1,863,790)	(1,460,072)	$(12,712,051)
Short-Duration Bond Fund Class L
Sold	20,872	$192,961	16,150	$143,922
Issued as reinvestment of dividends	76,910	710,129	160,915	1,435,031
Redeemed	(714,856)	(6,591,319)	(3,138,756)	(28,340,803)
Net increase (decrease)	(617,074)	$(5,688,229)	(2,961,691)	$(26,761,850)
Short-Duration Bond Fund Class C
Sold	1,993	$18,377	3	$23
Issued as reinvestment of dividends	2,457	22,872	2,901	26,137
Redeemed	(54,435)	(508,459)	(20,248)	(178,633)
Net increase (decrease)	(49,985)	$(467,210)	(17,344)	$(152,473)
Inflation-Protected and Income Fund Class I
Sold	4,887,588	$45,834,516	6,061,074	$56,231,895
Issued as reinvestment of dividends	616,850	5,799,824	1,137,864	10,448,491
Redeemed	(7,517,794)	(70,178,164)	(8,627,219)	(79,691,033)
Net increase (decrease)	(2,013,356)	$(18,543,824)	(1,428,281)	$(13,010,647)
Inflation-Protected and Income Fund Class R5
Sold	1,538,754	$14,440,681	3,958,324	$37,132,094
Issued as reinvestment of dividends	194,827	1,832,851	331,376	3,043,431
Redeemed	(2,181,313)	(20,458,763)	(4,690,429)	(43,921,362)
Net increase (decrease)	(447,732)	$(4,185,231)	(400,729)	$(3,745,837)
Inflation-Protected and Income Fund Service Class
Sold	350,550	$3,268,014	497,148	$4,596,015
Issued as reinvestment of dividends	57,785	542,058	114,085	1,045,119
Redeemed	(642,182)	(5,988,911)	(1,284,438)	(11,912,505)
Net increase (decrease)	(233,847)	$(2,178,839)	(673,205)	$(6,271,371)
Inflation-Protected and Income Fund Administrative Class
Sold	223,007	$2,115,364	196,185	$1,849,397
Issued as reinvestment of dividends	17,290	164,573	40,376	374,784
Redeemed	(324,333)	(3,067,030)	(468,531)	(4,395,411)
Net increase (decrease)	(84,036)	$(787,093)	(231,970)	$(2,171,230)
Inflation-Protected and Income Fund Class R4
Sold	39,343	$360,432	61,715	$557,025
Issued as reinvestment of dividends	6,488	59,452	16,083	144,067
Redeemed	(154,066)	(1,407,457)	(250,178)	(2,253,045)
Net increase (decrease)	(108,235)	$(987,573)	(172,380)	$(1,551,953)
Inflation-Protected and Income Fund Class A
Sold	289,721	$2,668,286	157,571	$1,432,055
Issued as reinvestment of dividends	30,292	280,753	47,671	431,613
Redeemed	(320,058)	(2,956,105)	(196,586)	(1,789,720)
Net increase (decrease)	(45)	$(7,066)	8,656	$73,948

102

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class R3
Sold	84,682	$773,661	62,047	$565,618
Issued as reinvestment of dividends	8,624	79,313	12,469	112,043
Redeemed	(74,793)	(683,915)	(69,979)	(631,545)
Net increase (decrease)	18,513	$169,059	4,537	$46,116
Inflation-Protected and Income Fund Class Y
Sold	2,067	$19,492	22	$225
Issued as reinvestment of dividends	44	414	1	6
Redeemed	(5)	(50)	—	(1)
Net increase (decrease)	2,106	$19,856	23	$230
Core Bond Fund Class I
Sold	16,396,108	$149,276,139	11,197,330	$100,695,015
Issued - merger	13,687,617	127,431,718	29,082,100	271,626,832
Issued as reinvestment of dividends	3,051,997	27,767,369	4,515,844	40,123,179
Redeemed	(54,687,364)	(495,696,337)	(18,986,341)	(169,906,840)
Net increase (decrease)	(21,551,642)	$(191,221,111)	25,808,933	$242,538,186
Core Bond Fund Class R5
Sold	3,249,528	$29,663,200	2,509,493	$22,652,414
Issued - merger	954,575	8,925,277	5,279,738	49,523,959
Issued as reinvestment of dividends	664,849	6,078,902	852,099	7,605,420
Redeemed	(5,780,693)	(52,594,088)	(3,525,083)	(31,781,724)
Net increase (decrease)	(911,741)	$(7,926,709)	5,116,247	$48,000,069
Core Bond Fund Service Class
Sold	740,538	$6,719,025	521,904	$4,660,344
Issued - merger	1,707,110	15,876,114	1,093,012	10,197,808
Issued as reinvestment of dividends	162,700	1,479,641	213,016	1,891,061
Redeemed	(1,502,679)	(13,633,147)	(1,306,359)	(11,779,099)
Net increase (decrease)	1,107,669	$10,441,633	521,573	$4,970,114
Core Bond Fund Administrative Class
Sold	774,174	$6,938,345	551,739	$4,896,725
Issued - merger	230,049	2,116,455	1,253,763	11,572,229
Issued as reinvestment of dividends	157,890	1,420,784	282,169	2,478,143
Redeemed	(1,514,714)	(13,525,224)	(1,550,654)	(14,022,054)
Net increase (decrease)	(352,601)	$(3,049,640)	537,017	$4,925,043
Core Bond Fund Class R4
Sold	242,625	$2,167,913	204,895	$1,858,947
Issued - merger	3,962,368	36,097,183	1,868,036	17,073,857
Issued as reinvestment of dividends	66,387	592,523	13,763	120,279
Redeemed	(1,357,363)	(12,124,766)	(69,284)	(621,526)
Net increase (decrease)	2,914,017	$26,732,853	2,017,410	$18,431,557
Core Bond Fund Class A
Sold	497,224	$4,443,057	427,311	$3,749,664
Issued - merger	255,927	2,344,293	973,102	8,942,805
Issued as reinvestment of dividends	123,850	1,108,939	172,314	1,506,832
Redeemed	(1,380,574)	(12,321,362)	(792,140)	(7,018,341)
Net increase (decrease)	(503,573)	$(4,425,073)	780,587	$7,180,960

103

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Core Bond Fund Class R3
Sold	293,754	$2,738,208	4,915	$46,530
Issued - merger	1,151,057	10,969,578	417,196	3,988,392
Issued as reinvestment of dividends	20,954	195,622	1,628	14,892
Redeemed	(350,397)	(3,283,905)	(9,411)	(86,937)
Net increase (decrease)	1,115,368	$10,619,503	414,328	$3,962,877
Core Bond Fund Class Y
Sold	280,084	$2,548,935	417,680	$3,852,769
Issued - merger	—	—	10,457	98,085
Issued as reinvestment of dividends	25,663	234,756	2,347	21,783
Redeemed	(81,525)	(746,069)	(414)	(3,865)
Net increase (decrease)	224,222	$2,037,622	430,070	$3,968,772
Diversified Bond Fund Class I
Sold	881,215	$7,897,359	901,578	$7,934,698
Issued as reinvestment of dividends	236,033	2,118,115	472,450	4,094,531
Redeemed	(1,793,550)	(16,036,544)	(4,401,263)	(37,851,962)
Net increase (decrease)	(676,302)	$(6,021,070)	(3,027,235)	$(25,822,733)
Diversified Bond Fund Class R5
Sold	952,366	$7,658,028	1,930,223	$15,294,336
Issued as reinvestment of dividends	211,548	1,705,714	732,482	5,721,867
Redeemed	(8,033,103)	(64,952,521)	(2,317,156)	(18,074,656)
Net increase (decrease)	(6,869,189)	$(55,588,779)	345,549	$2,941,547
Diversified Bond Fund Service Class
Sold	188,863	$1,567,183	254,037	$2,032,923
Issued as reinvestment of dividends	19,581	161,652	42,877	341,259
Redeemed	(206,244)	(1,711,699)	(342,722)	(2,753,642)
Net increase (decrease)	2,200	$17,136	(45,808)	$(379,460)
Diversified Bond Fund Administrative Class
Sold	68,322	$559,064	141,702	$1,146,244
Issued as reinvestment of dividends	16,904	139,324	38,881	309,178
Redeemed	(171,588)	(1,394,379)	(314,437)	(2,518,618)
Net increase (decrease)	(86,362)	$(695,991)	(133,854)	$(1,063,196)
Diversified Bond Fund Class R4
Sold	27,406	$221,284	39,890	$316,019
Issued as reinvestment of dividends	7,622	61,758	37,403	291,894
Redeemed	(212,849)	(1,707,944)	(362,849)	(2,867,627)
Net increase (decrease)	(177,821)	$(1,424,902)	(285,556)	$(2,259,714)
Diversified Bond Fund Class A
Sold	267,307	$2,222,607	73,978	$599,038
Issued as reinvestment of dividends	16,072	133,231	42,864	342,205
Redeemed	(365,480)	(3,048,833)	(237,832)	(1,923,903)
Net increase (decrease)	(82,101)	$(692,995)	(120,990)	$(982,660)

104

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class R3
Sold	12,338	$101,504	41,577	$333,478
Issued as reinvestment of dividends	4,219	34,691	10,712	84,938
Redeemed	(39,721)	(324,482)	(62,025)	(495,223)
Net increase (decrease)	(23,164)	$(188,287)	(9,736)	$(76,807)
Diversified Bond Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
High Yield Fund Class I
Sold	21,447,019	$171,972,758	9,973,913	$78,139,793
Issued as reinvestment of dividends	1,935,011	15,651,587	2,276,415	17,886,776
Redeemed	(16,004,818)	(128,545,345)	(15,723,662)	(122,819,264)
Net increase (decrease)	7,377,212	$59,079,000	(3,473,334)	$(26,792,695)
High Yield Fund Class R5
Sold	1,200,709	$9,773,802	1,333,604	$10,518,463
Issued as reinvestment of dividends	321,231	2,616,553	321,905	2,549,781
Redeemed	(1,650,441)	(13,424,888)	(1,251,030)	(9,874,778)
Net increase (decrease)	(128,501)	$(1,034,533)	404,479	$3,193,466
High Yield Fund Service Class
Sold	508,582	$4,141,300	508,155	$3,998,865
Issued as reinvestment of dividends	154,880	1,262,517	178,730	1,414,174
Redeemed	(721,320)	(5,881,321)	(1,149,314)	(9,058,170)
Net increase (decrease)	(57,858)	$(477,504)	(462,429)	$(3,645,131)
High Yield Fund Administrative Class
Sold	372,986	$2,968,846	574,816	$4,416,385
Issued as reinvestment of dividends	93,735	750,051	116,929	909,388
Redeemed	(722,933)	(5,772,120)	(866,026)	(6,780,469)
Net increase (decrease)	(256,212)	$(2,053,223)	(174,281)	$(1,454,696)
High Yield Fund Class R4
Sold	775,102	$6,096,204	575,964	$4,395,830
Issued as reinvestment of dividends	120,773	949,577	144,406	1,102,843
Redeemed	(1,253,244)	(9,855,178)	(964,097)	(7,327,241)
Net increase (decrease)	(357,369)	$(2,809,397)	(243,727)	$(1,828,568)
High Yield Fund Class A
Sold	201,823	$1,590,227	117,247	$904,635
Issued as reinvestment of dividends	54,191	433,515	58,406	453,807
Redeemed	(232,371)	(1,848,206)	(296,232)	(2,296,493)
Net increase (decrease)	23,643	$175,536	(120,579)	$(938,051)
High Yield Fund Class R3
Sold	618,198	$5,012,908	1,009,872	$7,932,833
Issued as reinvestment of dividends	202,641	1,641,787	203,436	1,603,529
Redeemed	(1,140,823)	(9,199,044)	(908,993)	(7,110,596)
Net increase (decrease)	(319,984)	$(2,544,349)	304,315	$2,425,766

105

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
High Yield Fund Class Y
Sold	3,613,711	$29,240,378	693,625	$5,502,406
Issued as reinvestment of dividends	301,570	2,448,138	236,742	1,863,290
Redeemed	(949,815)	(7,688,875)	(1,699,346)	(13,246,411)
Net increase (decrease)	2,965,466	$23,999,641	(768,979)	$(5,880,715)
High Yield Fund Class C
Sold	12,195	$100,000	8,348	$67,594
Issued as reinvestment of dividends	349	2,859	155	1,238
Redeemed	(7,949)	(65,027)	—	—
Net increase (decrease)	4,595	$37,832	8,503	$68,832
Small Cap Opportunities Fund Class I
Sold	6,380,635	$117,866,219	4,887,364	$84,693,519
Issued as reinvestment of dividends	1,053,348	19,729,212	410,985	6,551,095
Redeemed	(2,938,176)	(52,714,138)	(1,868,901)	(32,055,080)
Net increase (decrease)	4,495,807	$84,881,293	3,429,448	$59,189,534
Small Cap Opportunities Fund Class R5
Sold	1,043,445	$18,683,097	1,012,140	$17,156,946
Issued as reinvestment of dividends	487,601	9,093,763	326,606	5,186,500
Redeemed	(1,583,334)	(28,480,838)	(2,277,989)	(38,832,987)
Net increase (decrease)	(52,288)	$(703,978)	(939,243)	$(16,489,541)
Small Cap Opportunities Fund Service Class
Sold	179,434	$3,155,280	267,411	$4,634,922
Issued as reinvestment of dividends	42,713	794,038	48,443	766,370
Redeemed	(555,619)	(10,865,803)	(440,624)	(7,540,525)
Net increase (decrease)	(333,472)	$(6,916,485)	(124,770)	$(2,139,233)
Small Cap Opportunities Fund Administrative Class
Sold	117,026	$2,049,402	137,876	$2,328,248
Issued as reinvestment of dividends	90,170	1,657,323	66,093	1,035,678
Redeemed	(593,541)	(10,806,205)	(391,590)	(6,638,096)
Net increase (decrease)	(386,345)	$(7,099,480)	(187,621)	$(3,274,170)
Small Cap Opportunities Fund Class R4
Sold	269,790	$4,542,674	203,916	$3,280,928
Issued as reinvestment of dividends	68,478	1,199,731	48,085	720,788
Redeemed	(275,771)	(4,688,740)	(471,631)	(7,809,628)
Net increase (decrease)	62,497	$1,053,665	(219,630)	$(3,807,912)
Small Cap Opportunities Fund Class A
Sold	337,659	$5,954,487	737,481	$12,401,711
Issued as reinvestment of dividends	187,822	3,313,179	120,050	1,811,552
Redeemed	(786,017)	(13,807,205)	(915,027)	(15,055,058)
Net increase (decrease)	(260,536)	$(4,539,539)	(57,496)	$(841,795)
Small Cap Opportunities Fund Class R3
Sold	170,820	$2,868,749	167,303	$2,691,628
Issued as reinvestment of dividends	50,471	866,595	27,588	406,374
Redeemed	(178,512)	(2,971,733)	(163,135)	(2,619,517)
Net increase (decrease)	42,779	$763,611	31,756	$478,485

106

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class Y
Sold	219,926	$3,980,058	54,818	$973,126
Issued as reinvestment of dividends	5,367	100,142	—	—
Redeemed	(17,831)	(324,158)	(318)	(5,842)
Net increase (decrease)	207,462	$3,756,042	54,500	$967,284
Global Fund Class I
Sold	671,713	$7,092,365	1,352,524	$15,021,235
Issued as reinvestment of dividends	685,968	6,969,440	1,223,585	11,440,516
Redeemed	(2,226,340)	(23,003,123)	(2,139,962)	(22,984,798)
Net increase (decrease)	(868,659)	$(8,941,318)	436,147	$3,476,953
Global Fund Class R5
Sold	498,935	$5,101,403	593,914	$6,419,645
Issued as reinvestment of dividends	630,002	6,369,324	1,239,479	11,551,942
Redeemed	(1,245,404)	(12,862,217)	(1,401,315)	(15,052,191)
Net increase (decrease)	(116,467)	$(1,391,490)	432,078	$2,919,396
Global Fund Service Class
Sold	25,597	$248,384	35,727	$376,909
Issued as reinvestment of dividends	53,097	521,414	104,492	950,873
Redeemed	(130,278)	(1,317,428)	(119,464)	(1,236,223)
Net increase (decrease)	(51,584)	$(547,630)	20,755	$91,559
Global Fund Administrative Class
Sold	423,735	$4,230,305	606,577	$6,389,348
Issued as reinvestment of dividends	619,098	6,153,831	1,261,602	11,606,738
Redeemed	(2,166,219)	(21,913,270)	(2,300,552)	(24,601,703)
Net increase (decrease)	(1,123,386)	$(11,529,134)	(432,373)	$(6,605,617)
Global Fund Class R4
Sold	121,631	$1,160,723	154,938	$1,546,621
Issued as reinvestment of dividends	154,730	1,423,516	271,463	2,340,010
Redeemed	(443,782)	(4,130,906)	(359,457)	(3,543,128)
Net increase (decrease)	(167,421)	$(1,546,667)	66,944	$343,503
Global Fund Class A
Sold	70,033	$656,286	107,448	$1,082,392
Issued as reinvestment of dividends	178,894	1,692,339	313,958	2,775,390
Redeemed	(243,659)	(2,374,455)	(270,771)	(2,753,782)
Net increase (decrease)	5,268	$(25,830)	150,635	$1,104,000
Global Fund Class R3
Sold	113,803	$1,044,392	199,818	$1,984,919
Issued as reinvestment of dividends	140,024	1,291,023	218,703	1,893,964
Redeemed	(333,762)	(3,028,806)	(241,345)	(2,422,176)
Net increase (decrease)	(79,935)	$(693,391)	177,176	$1,456,707

107

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
At September 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$117,617,971	$1,235,576	$(1,862,307)	$(626,731)
Inflation-Protected and Income Fund	223,946,427	5,355,620	(4,832,974)	522,646
Core Bond Fund	896,174,801	12,075,689	(29,394,202)	(17,318,513)
Diversified Bond Fund	73,972,131	1,063,489	(2,742,011)	(1,678,522)
High Yield Fund	520,149,906	9,325,151	(6,391,979)	2,933,172
Small Cap Opportunities Fund	428,252,547	88,549,585	(21,315,267)	67,234,318
Global Fund	91,701,016	63,953,594	(2,085,687)	61,867,907

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund*	$(55,459,393)	$(105,661,595)
Inflation-Protected and Income Fund	(26,947,215)	(8,982,681)
Core Bond Fund*	(92,805,965)	(248,791,583)
Diversified Bond Fund	(7,305,328)	(24,225,304)
High Yield Fund*	(4,882,006)	(62,116,877)

*	A portion of these amounts are subject to IRC 382-383 which is carried forward to future years to offset future realized gains subject to certain limitations.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2025, late year ordinary losses:

Amount
Diversified Bond Fund	$7,848
Global Fund	290,244

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

108

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Short-Duration Bond Fund	$5,789,563	$—	$248,352
Inflation-Protected and Income Fund	8,764,446	—	—
Core Bond Fund	39,074,773	—	—
Diversified Bond Fund	4,133,644	—	225,157
High Yield Fund	28,740,997	—	—
Small Cap Opportunities Fund	2,471,702	34,749,010	—
Global Fund	—	24,422,530	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Short-Duration Bond Fund	$6,593,150	$—	$—
Inflation-Protected and Income Fund	15,608,488	—	—
Core Bond Fund	53,785,698	—	—
Diversified Bond Fund	11,194,865	—	—
High Yield Fund	27,803,807	—	—
Small Cap Opportunities Fund	4,065,364	12,543,509	—
Global Fund	—	43,645,322	—

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Short-Duration Bond Fund	$—	$(161,120,988)	$(34,109)	$(626,717)	$(161,781,814)
Inflation-Protected and Income Fund	896,540	(35,929,896)	(17,568)	522,646	(34,528,278)
Core Bond Fund	—	(341,597,548)	(188,014)	(17,320,309)	(359,105,871)
Diversified Bond Fund	—	(31,538,480)	(9,354)	(1,679,791)	(33,227,625)
High Yield Fund	492,977	(66,998,883)	(25,482)	2,898,092	(63,633,296)
Small Cap Opportunities Fund	6,396,663	32,055,294	(22,334)	67,234,318	105,663,941
Global Fund	—	41,212,412	(17,702)	61,296,216	102,490,926

109

Notes to Financial Statements (Continued)
The Funds did not have any unrecognized tax benefits at September 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Acquisition of MassMutual Total Return Bond Fund
Effective September 15, 2025, the MassMutual Total Return Bond Fund (“Total Return Bond Fund”) reorganized into the Core Bond Fund, pursuant to the terms of an Agreement and Plan of Reorganization.
The Total Return Bond Fund’s assets and liabilities were transferred to the Core Bond Fund in return for shares of the Core Bond Fund. The Reorganization of the Total Return Bond Fund into the Core Bond Fund was intended to enable shareholders of the Total Return Bond Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a comparable investment objective. The acquisition was accomplished by a tax-free exchange of shares of the Core Bond Fund in the following amounts:

Total Return Bond Fund Share Class	Shares of the Total Return Bond Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Total Return Bond Fund	Core Bond Fund Share Class	Shares Issued by the Core Bond Fund
Class I	15,064,563	0.908597	$127,431,718	Class I	13,687,617
Class R5	1,053,713	0.905916	8,925,277	Class R5	954,575
Service Class	1,857,957	0.918810	15,876,114	Service Class	1,707,110
Administrative Class	248,487	0.925799	2,116,455	Administrative Class	230,049
Class R4	4,202,035	0.942964	36,097,183	Class R4	3,962,368
Class A	276,573	0.925350	2,344,293	Class A	255,927
Class R3	1,284,734	0.895950	10,969,578	Class R3	1,151,057
Class Y	—	—	—	Class Y	—
	23,988,062		$203,760,618		21,948,703

The investment portfolio of the Total Return Bond Fund, with a value of $200,417,767 in investments and a cost basis of $203,607,288 at September 12, 2025, was the principal asset acquired by the Core Bond Fund.
For financial reporting purposes, assets received and shares issued by the Core Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Total Return Bond Fund was carried forward to align ongoing reporting of the Core Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Core Bond Fund’s net assets were $673,320,833.
Assuming the acquisition had been completed on October 1, 2024, the beginning of the annual reporting period of the Core Bond Fund, the Core Bond Fund’s pro forma results of operations for the twelve month period ended September 30, 2025, would have been as follows:

Core Bond Fund
Net investment income (loss)	$59,579,338
Net realized and unrealized gain (loss) on investments	(32,684,226)
Net increase (decrease) in net assets resulting from operations	26,895,112

Because the Total Return Bond Fund and the Core Bond Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

110

Notes to Financial Statements (Continued)
Because the combined investment portfolio has been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Total Return Bond Fund that have been included in the Core Bond Fund’s Statement of Operations since September 15, 2025.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Core Bond Fund during the period.
8. Prior Year Acquisition of MassMutual Strategic Bond Fund
Effective September 23, 2024, the MassMutual Strategic Bond Fund (“Strategic Bond Fund”) reorganized into the Core Bond Fund, pursuant to the terms of an Agreement and Plan of Reorganization.
The Strategic Bond Fund’s assets and liabilities were transferred to the Core Bond Fund in return for shares of the Core Bond Fund. The Reorganization of the Strategic Bond Fund into the Core Bond Fund was intended to enable shareholders of the Strategic Bond Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a comparable investment objective. The acquisition was accomplished by a tax-free exchange of shares of the Core Bond Fund in the following amounts:

Strategic Bond Fund Share Class	Shares of the Strategic Bond Fund as of the reorganization date	Conversion Rate	Value of Shares of the Strategic Bond Fund	Core Bond Fund Share Class	Shares Issued by the Core Bond Fund
Class I	30,876,487	0.941885	$271,626,832	Class I	29,082,100
Class R5	5,621,408	0.939220	49,523,959	Class R5	5,279,738
Service Class	1,155,570	0.945864	10,197,808	Service Class	1,093,012
Administrative Class	1,314,393	0.953872	11,572,229	Administrative Class	1,253,763
Class R4	1,951,447	0.957257	17,073,857	Class R4	1,868,036
Class A	1,015,199	0.958533	8,942,805	Class A	973,102
Class R3	458,991	0.908941	3,988,392	Class R3	417,196
Class Y	11,136	0.939022	98,085	Class Y	10,457
	42,404,631		$373,023,967		39,977,404

The investment portfolio of the Strategic Bond Fund, with a value of $ 372,304,718 in investments and a cost basis of $368,548,436 at September 20, 2024, was the principal asset acquired by the Core Bond Fund.
For financial reporting purposes, assets received and shares issued by the Core Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Strategic Bond Fund was carried forward to align ongoing reporting of the Core Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Core Bond Fund’s net assets were $ 668,696,828.
Assuming the acquisition had been completed on October 1, 2023, the beginning of the annual reporting period of the Core Bond Fund, the Core Bond Fund’s pro forma results of operations for the twelve month period ended September 30, 2024, would have been as follows:

Core Bond Fund
Net investment income (loss)	$ 48,551,172
Net realized and unrealized gain (loss) on investments	85,835,269
Net increase (decrease) in net assets resulting from operations	134,386,441

Because both the Strategic Bond Fund and the Core Bond Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

111

Notes to Financial Statements (Continued)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Strategic Bond Fund that have been included in the Core Bond Fund’s Statements of Operations since September 23, 2024.
See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Core Bond Fund during the period.
9.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
10.	New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

112

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Premier Funds and Shareholders of MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual High Yield Fund, MassMutual Small Cap Opportunities Fund, and MassMutual Global Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual High Yield Fund, MassMutual Small Cap Opportunities Fund, and MassMutual Global Fund (the “Funds”), each a fund of MassMutual Premier Funds, including the portfolios of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, agent banks, and transfer agents; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more MassMutual investment companies since 1995.

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Federal Tax Information (Unaudited)

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2025.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

115

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2025, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Small Cap Opportunities Fund, and Global Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2024, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios for five of the Funds were in the top fifty percent of their peer groups, with three of the Funds in the top ten percent. The remaining two Funds, the Diversified Bond Fund and Inflation-Protected and Income Fund, were outside of the top fifty percent of their peer group and each had a total net expense ratio above the 66th percentile. All of the Funds with total net expense ratios below the 66th percentile of their peer groups had net advisory fees below the medians of their peer groups, or below the 66th percentile of their peer groups.
As to the Diversified Bond Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio, at the 82nd percentile, was within six basis points of the Fund’s peer group median, and the Fund’s net advisory fee, at the 73rd percentile, was within five basis points of the Fund’s peer group median. The Committee also considered that the Fund has generally performed favorably in the short- and longer-term, with performance in the 6th percentile of its performance category in the one-year period, and in the 35th and 36th percentile of its performance category in the five- and ten-year periods, respectively.
As to the Inflation-Protected and Income Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio, at the 70th percentile, was within nine basis points of the Fund’s peer group median, and the Fund’s net advisory fee, at the 70th percentile, was within eight basis points of the Fund’s peer group median. The Committee also considered that the Fund has generally performed favorably in the short- and longer-term, with performance in the 18th, 35th, 24th, and 5th percentiles of its performance category in the one-, three-, five-, and ten-year periods, respectively.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.

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The Committee considered that the majority of the Funds achieved three-year investment performance above the medians of their performance categories, except those Funds referred to below.
As to the Diversified Bond Fund and Short-Duration Bond Fund, the Committee considered that, although each of the Funds had performed less favorably than the top two-thirds of its performance category for the three-year period, each Fund’s relative performance had improved for the one-year period so as to be within the top decile. In this regard, the Committee considered, among other things, MML Advisers’ statements that, with respect to each of the Funds, underperformance in 2022 contributed to unfavorable three-year performance, driven by certain factors, such as sector selection or duration positioning.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.
Also, at their meeting in June 2025, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing investment management agreement for the Core Bond Fund to reduce the Fund’s management fee in connection with the merger of the MassMutual Total Return Bond Fund into the Core Bond Fund (the “Amended Management Agreement”).
In arriving at their decision, the Trustees discussed the fees payable to MML Advisers under the Amended Management Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the Amended Management Agreement are not excessive and the management fee amount under the Amended Management Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Amended Management Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Management Agreement became effective on September 15, 2025.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/21/25